[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)






TAX FREE BOND
         FUNDS




SEMIANNUAL REPORT
             2001


FIRST AMERICAN
INVESTMENT FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS


INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. WITH OUR DISCIPLINED FOCUS ON CONSISTENT, COMPETITIVE PERFORMANCE AND HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


         HIGHER RISK  (o)
AND RETURN POTENTIAL   |
                       |
                      (*) EQUITY FUNDS
                       |
                       |
                      (*) FUNDS OF FUNDS
                       |
                       |
                      (*) BOND FUNDS
                       |
                       |
                      (*) TAX FREE BOND FUNDS
                       |
                       |    Arizona Tax Free
                       |    California Intermediate Tax Free
                       |    California Tax Free
                       |    Colorado Intermediate Tax Free
                       |    Colorado Tax Free
                       |    Intermediate Tax Free
                       |    Minnesota Intermediate Tax Free
                       |    Minnesota Tax Free
                       |    Nebraska Tax Free
                       |    Oregon Intermediate Tax Free
                       |    Tax Free
                       |
                      (*) MONEY MARKET FUNDS
                       |
                       |
          LOWER RISK  (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

--------------------------------------------------------------------------------
Message to Shareholders                                                     1
--------------------------------------------------------------------------------
Statements of Net Assets                                                    2
--------------------------------------------------------------------------------
Statements of Operations                                                   44
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        46
--------------------------------------------------------------------------------
Financial Highlights                                                       48
--------------------------------------------------------------------------------
Notes to Financial Statements                                              54
--------------------------------------------------------------------------------


Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the Minnesota state and/or federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Mutual fund investing involves risk; principal loss is possible.


NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  March 31, 2001



DEAR SHAREHOLDERS:

On behalf of the board of directors of First American Investment Funds, thank you for the opportunity to manage your mutual fund investments. Whether you are a new or a long-term investor in our fund family, we take our role of helping you achieve your investment goals very seriously.

No matter how long you've been an investor, the last six months have probably been hard for you to stomach. After many years of strong economic growth and bull stock markets moving seemingly forever upward, investors suffered a rude awakening in 2000. The bubble burst for the technology sector early in the year after companies slowed tech spending after ramping up in 1999 for Y2K and the Internet. In addition, a series of interest rate hikes by the Federal Reserve aimed at slowing the economy culminated in the summer of 2000.

After stock markets across the board were volatile in the first three quarters of 2000, the beginning of this shareholder report's six-month reporting period--October 1, 2000--marked a distinct downward trend in all major stock market indices including the Nasdaq Composite, the S&P 500 Index, and the Dow Jones Industrial Average (the Dow). In an effort to bring the economy back in check, the Federal Reserve cut interest rates twice in January of this year, once in March, and once in April after the reporting period for a total of 2.0%. Municipal bond rates--as represented by the Bond Buyer 20 Index--fell during the six-month period as well. Falling rates benefited the total returns of First American's tax-free funds as prices on intermediate- and long-term bonds increased.

First American Funds' tax-free portfolio managers use in-depth research and quality security selection to find attractive buying opportunities in the municipal marketplace. They will continue to emphasize higher-quality, longer maturity bonds that generate high tax-exempt income and to manage call protection (i.e., the amount of time before a bond can be redeemed by its issuer). Increased demand for bond funds because of the choppy stock markets and shrinking supply in municipal bonds due to budget surpluses make for a bright outlook for tax-free funds in 2001.

The only thing you can be sure of in volatile market conditions like we've been experiencing is your reaction to them. Keeping your eye on your long-term investment objectives and diversifying your investments can help you weather the current investment storm. By staying invested, and possibly continuing to add to your investments when prices are down, you can make volatile markets work in your favor.

Within this report, you'll find financial statements on the First American tax-free funds during the past six months, plus a complete list of fund holdings.

In closing, we encourage you to talk to your investment executive today if you feel like you are seeing more volatility in your overall portfolio than you prefer. Our goal at First American is to not only help you achieve your investment goals, but to help you feel safe, confident, and secure along the way.

Thank you for the trust you have placed in First American Investment Funds.

Sincerely,


/s/ Virginia L. Stringer                     /s/ Paul A. Dow

VIRGINIA L. STRINGER                         PAUL A. DOW, CFA

Chairperson                                  Chief Investment Officer
First American Investment Funds, Inc.        U.S. Bancorp Piper Jaffray
                                             Asset Management, Inc.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      1)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

ARIZONA TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.6%
REVENUE BONDS -- 62.6%
AUTHORITY -- 1.1%
Greater Arizona Infrastructure Development Authority,
     Series A, Callable 08/01/08 @ 102 (MBIA)
     5.625%, 08/01/20                                 $       200    $      211
                                                                     -----------
BUILDING -- 7.4%
Gilbert Industrial Development Authority,
     Southwest Student Services,
     Callable 02/01/09 @ 102
     5.850%, 02/01/19                                       1,300         1,223
Puerto Rico Public Buildings Authority, Series L,
     Callable 07/01/03 @ 101.5 (COMGTY)
     5.750%, 07/01/16                                         150           156
                                                                     -----------
                                                                          1,379
                                                                     -----------
EDUCATION -- 1.8%
Arizona State Student Loan Acquisition Authority,
     Series A, Callable 11/01/09 @ 102 (AMT)
     5.900%, 05/01/24                                         100           104
Puerto Rico, Ana G. Mendez University Project,
     Callable 02/01/09 @ 101
     5.375%, 02/01/19                                          75            72
University of Arizona Board of Regents, Series A,
     Callable 12/01/09 @ 100 (FGIC)
     5.800%, 06/01/24                                         150           160
                                                                     -----------
                                                                            336
                                                                     -----------
HEALTHCARE -- 9.2%
Arizona Health Facilities Authority, Phoenix
     Childrens Hospital, Series A
     5.375%, 11/15/09                                         300           310
Johnson City, Tennessee Health & Elderly Facilities
     Authority, Callable 07/01/12 @ 103
     7.500%, 07/01/25                                         100           100
Mesa Industrial Development Authority, Discovery
     Health System, Series A,
     Callable 01/01/10 @ 101 (MBIA)
     5.750%, 01/01/25                                         500           525
     5.625%, 01/01/29                                         500           517
Yuma Industrial Development Authority,
     Yuma Regional Medical Center,
     Callable 08/01/07 @ 102 (MBIA)
     5.500%, 08/01/17                                         250           259
                                                                     -----------
                                                                          1,711
                                                                     -----------
HOUSING -- 16.2%
Douglas Community Housing Corporation, Rancho
     La Perilla, Callable 01/20/10 @ 102 (GNMA)
     5.900%, 07/20/20                                         500           517
     6.000%, 07/20/25                                         475           491
Maricopa County Industrial Development Authority,
     Avalon Apartments, Series A,
     Callable 04/01/10 @ 102 (AG)
     6.100%, 04/01/13                                         105           112
     6.350%, 04/01/30                                         200           210

ARIZONA TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Maricopa County Industrial Development Authority,
     Bay Club at Mesa Cove, Series A,
     Callable 09/01/10 @ 103 (MBIA)
     5.700%, 09/01/20                                 $       400    $      415
Maricopa County Industrial Development Authority,
     Single Family Mortgages, Series B-2,
     Callable 01/01/10 @ 101.5 (AMT) (FNMA) (GNMA)
     5.750%, 01/01/13                                         250           267
Maricopa County Industrial Development Authority,
     Sun King Apartments, Series A,
     Callable 05/01/10 @ 102
     6.750%, 11/01/18                                         260           280
     6.750%, 05/01/31                                         200           213
Phoenix Industrial Development Authority,
     The Phoenix Authority, Series 1A,
     Callable 06/01/10 @ 102 (GNMA) (FNMA) (FHLMC)
     5.875%, 06/01/16                                         200           214
Pima County Industrial Development Authority,
     Pia of Fountain Village Apartments,
     Callable 12/20/10 @ 103 (GNMA)
     5.550%, 12/20/20                                         300           308
                                                                     -----------
                                                                          3,027
                                                                     -----------
TAX REVENUE -- 7.3%
Oro Valley, Excise Tax, Callable 07/01/10 @ 101 (AMBAC)
     5.200%, 07/01/14                                         400           418
Phoenix Civic Improvements, Callable 07/01/09 @ 101
     5.750%, 07/01/16                                         300           324
Surprise Municipal Property Corporation,
     Callable 07/01/09 @ 101 (FGIC)
     5.700%, 07/01/20                                         300           319
Tempe, Excise Tax, Series A, Callable 07/01/09 @ 100
     5.625%, 07/01/20                                         300           315
                                                                     -----------
                                                                           1,376
                                                                     -----------
TRANSPORTATION -- 8.8%
Arizona State Transportation Highway Board,
     Callable 07/01/09 @ 100
     5.750%, 07/01/18                                         200           213
Arizona State Transportation Highway Board, Series A
     5.000%, 07/01/09                                         400           423
Mesa Street & Highway Improvements,
     Callable 07/01/09 @ 100 (FSA)
     5.100%, 07/01/14                                         500           516
     5.500%, 07/01/16                                         100           105
Puerto Rico Commonwealth, Highway &
     Transportation Authority, Series X,
     Callable 07/01/03 @ 101.5
     5.500%, 07/01/19                                          75            77
Tucson Street & Highway Improvements,
     Series 1994-E, Callable 07/01/10 @ 100 (FGIC)
     5.000%, 07/01/18                                         300           301
                                                                     -----------
                                                                          1,635
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(2      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- 10.8%
Chandler Water & Sewer Improvements,
     Callable 07/01/10 @ 101 (FSA)
     5.800%, 07/01/17                                 $       250    $      272
Oro Valley Municipal Water Systems,
     Callable 07/01/08 @ 101 (MBIA)
     5.550%, 07/01/17                                         100           105
Oro Valley Water Development Fee,
     Callable 07/01/01 @ 100
     6.100%, 01/01/04                                         150           150
Peoria Water & Sewer, Callable 07/01/09 @ 100 (FGIC)
     5.000%, 07/01/13                                         400           414
Phoenix Civic Improvements Water System,
     Callable 07/01/04 @ 102
     5.500%, 07/01/24                                         100           102
Puerto Rico Electric Power Authority, Series X,
     Callable 07/01/05 @ 100
     5.500%, 07/01/25                                         100           102
Salt River Project, Agricultural Improvement & Power
     District, Series A, Callable 01/01/03 @ 100
     5.500%, 01/01/19                                         135           136
Salt River Project, Agricultural Improvement & Power
     District, Series B, Callable 01/01/03 @ 102
     5.250%, 01/01/19                                         110           111
Salt River Project, Agricultural Improvement & Power
     District, Series C, Callable 01/01/02 @ 100
     5.500%, 01/01/28                                         165           166
Tucson Water, Series 1994-A (MBIA)
     6.250%, 07/01/16                                         170           199
Tucson Water, Series D, Callable 07/01/09 @ 100 (FGIC)
     5.400%, 07/01/17                                         250           261
                                                                     -----------
                                                                          2,018
                                                                     -----------
TOTAL REVENUE BONDS                                                      11,693
                                                                     -----------

GENERAL OBLIGATIONS -- 28.6%
Chandler Public & Recreational Improvements,
     Callable 07/01/10 @ 101
     5.800%, 07/01/18                                         250           271
Goodyear Community Facilities, Utilities District #1,
     Callable  07/15/11 @ 100 (MBIA)
     5.125%, 07/15/21                                         360           362
Maricopa County Fountain Hills Unified School
     District #98 (FSA)
     5.000%, 07/01/12 (B)                                     250           262
Maricopa County School District #11, Peoria Unit,
     Callable 07/01/09 @ 101 (FGIC)
     5.500%, 07/01/14                                         100           107
     5.500%, 07/01/15                                         120           128
Mesa, Callable 07/01/09 @ 100 (FGIC)
     5.000%, 07/01/15                                         500           510
     5.000%, 07/01/18                                         250           251

ARIZONA TAX FREE FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Peoria, Callable 04/01/09 @ 100 (FGIC)
     5.400%, 04/01/15                                 $       100    $      105
     5.000%, 04/01/18                                         575           578
     5.000%, 04/01/19                                         125           125
Phoenix, Callable 07/01/07 @ 102
     5.250%, 07/01/20                                         250           255
Phoenix, Callable 07/01/10 @ 100
     5.250%, 07/01/19                                         350           358
     5.375%, 07/01/25                                         750           771
Pima County Unified School District #12, Sunnyside,
     Callable 07/01/09 @ 100 (FGIC)
     5.300%, 07/01/13                                         150           158
Pima County Unified School District #20, Vail,
     Callable 07/01/10 @ 101 (FSA)
     4.600%, 07/01/12                                         300           303
Pima County Unified School District #6, Marana,
     Series A, Callable 07/01/10 @ 101 (FGIC)
     5.250%, 07/01/15                                         250           260
Scottsdale, Callable 07/01/09 @ 100
     5.500%, 07/01/22                                         250           261
Tucson
     5.500%, 07/01/18                                         250           270
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                 5,335
                                                                     -----------

CERTIFICATES OF PARTICIPATION -- 6.4%
El Mirage, Callable 02/01/02 @ 100
     6.625%, 08/01/11                                         200           200
El Mirage, Callable 08/01/02 @ 100
     6.900%, 08/01/16                                         300           301
Navajo County Municipal Property Corporation,
     Jail Facility (ACA)
     5.625%, 07/01/09                                         310           327
Tucson, Callable 07/01/08 @ 100 (MBIA)
     5.500%, 07/01/15                                         200           210
University of Arizona Parking & Student Housing
     Authority, Callable 06/01/09 @ 100 (AMBAC)
     5.750%, 06/01/19                                         140           148
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                       1,186
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $17,254)                                                      18,214
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 2.3%
First American Tax Free Obligations Fund (A)  432,650                       433
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $433)                                                            433
                                                                     -----------

TOTAL INVESTMENTS -- 99.9%
     (Cost $17,687)                                                      18,647
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 0.1%                                   25
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      3)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

ARIZONA TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 1,309,062
     outstanding shares                                              $   13,448
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 64,626
     outstanding shares                                                     697
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 340,098
     outstanding shares                                                   3,537
Undistributed net investment income                                          16
Accumulated net realized gain on investments                                 14
Net unrealized appreciation on investments                                  960
                                                                     -----------
NET ASSETS -- 100.0%                                                 $   18,672
                                                                     -----------
Net asset value and redemption price per
     share--Class A                                                  $    10.90
Maximum sales charge of 2.50% (C)                                          0.27
                                                                     -----------
Offering price per share--Class A                                    $    11.17
                                                                     -----------
Net asset value and redemption price per
     share--Class C (D)                                              $    10.89
Maximum sales charge of 1.00% (E)                                          0.11
                                                                     -----------
Offering price per share--Class C                                    $    11.00
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.90
                                                                     -----------

(A)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(B)At March 31, 2001, the cost of securities purchased on a when issued basis was: Maricopa County, Fountain Hill Unified School District #98, of $259,375.
(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(D)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $370,813, which represents 2.0% of net assets.
AG--Asset Guaranty
COMGTY--Commonwealth Guaranty
FGIC--Financial Guaranty Insurance Corporation
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association

CALIFORNIA INTERMEDIATE TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
REVENUE BONDS -- 52.7%
AUTHORITY -- 2.1%
San Francisco Bay Area Transportation
     Financing Authority, Bridge Toll (ACA)
     5.500%, 08/01/05                                 $       690    $      725
San Jose Financing Authority, Convention Center
     Project, Series C (MLO)
     5.750%, 09/01/01                                         250           253
                                                                     -----------

                                                                            978
                                                                     -----------
BUILDING -- 1.3%
California State Public Works, Department of Corrections,
     Series A (AMBAC) (MLO)
     6.000%, 01/01/06                                         545           599
                                                                     -----------
EDUCATION -- 9.0%
ABAG Financial Authority, Schools of the
     Sacred Heart, Series A
     5.800%, 06/01/08                                         200           210
Aztec Shops Ltd., California State Auxiliary Organization,
     Callable 09/01/10 @ 101
     5.400%, 09/01/11                                       1,035         1,053
California State Higher Educational Facilities Authority,
     Fresno Pacific University, Series A
     5.300%, 03/01/04                                         255           262
     5.650%, 03/01/07                                         380           400
     5.750%, 03/01/08                                         400           424
California State Higher Educational Facilities Authority,
     Occidental College Project,
     Callable 10/01/07 @ 102 (MBIA)
     5.300%, 10/01/10                                         500           543
California State Higher Educational Facilities Authority,
     University of La Verne & Western University
     of Health Sciences, Series B
     6.000%, 06/01/10                                         495           526
California State Higher Educational Facilities Authority,
     University of Redlands, Series A
     5.550%, 06/01/09                                         225           243
California State Higher Educational Facilities Authority,
     University of Redlands, Series A,
     Callable 06//01/10 @ 101
     5.700%, 06/01/11                                         250           273
California State Public Works Board, Various
     University Projects, Series A
     5.900%, 10/01/01                                         100           102
California State Public Works Board, Various
     University Projects, Series B
     5.000%, 06/01/03                                         150           155
                                                                     -----------
                                                                          4,191
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(4      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 6.4%
California State Health Facilities Authority,
     Casa de las Campanas, Series A,
     Callable 08/01/08 @100 (CMI)
     5.375%, 08/01/09                                 $       250    $      269
California State Public Works Board Lease Authority,
     Department of Health Services, Series A,
     Callable 11/01/09 @ 101 (MLO) (MBIA)
     5.200%, 11/01/12                                         500           536
California Statewide Communities Development
     Authority, Los Angeles Orthopedic Hospital
     Foundation, Callable 06/01/07 @ 101 (AMBAC)
     5.000%, 06/01/12                                         150           156
John C. Fremont Hospital District, Health Facility (CMI)
     6.000%, 06/01/04                                         245           258
Marysville Hospital, Fremont Rideout Health Project,
     Series A, Callable 07/01/08 @ 103 (AMBAC)
     5.000%, 01/01/10                                         500           532
Palomar Pomerado, Health Systems (MBIA)
     4.600%, 11/01/08                                         500           522
Puerto Rico Industrial, Tourist, Educational, Medical &
     Environmental Control Facilities, Hospital
     de la Concepcion, Series A
     5.500%, 11/15/09                                         650           708
                                                                     -----------
                                                                          2,981
                                                                     -----------
HOUSING -- 7.7%
ABAG Financial Authority, Archstone Redwood
     Housing Project, Series A
     5.300%, 10/01/08                                         790           818
California Rural Home Mortgage Finance Authority,
     Single Family Mortgage,
     Series D (AMT) (FNMA) (GNMA)
     5.250%, 06/01/10                                         285           299
California State Housing Finance Agency,
     Series E (MBIA)
     5.850%, 08/01/04                                         150           154
California State Housing Finance Agency, Series G,
     Callable 08/01/04 @ 102
     6.550%, 02/01/05                                         150           155
California Statewide Communities Development
     Authority, Archstone Communities Trust,
     Mandatory Put 06/01/08 @ 100
     5.300%, 06/01/29                                         500           512
California Statewide Communities Development
     Authority, Archstone Seascape,
     Mandatory Put 06/01/08 @ 100
     5.250%, 06/01/29                                         500           507
California Statewide Communities Development
     Authority, Evans Withycombe,
     Mandatory Put 06/15/09 @ 100
     5.200%, 12/01/29                                         500           506
Redondo Beach Redevelopment Agency, Residential
     Mortgages, Series A (FNMA)
     5.150%, 06/01/03                                          35            35
Sacramento County Multifamily Housing, Fairways I
     Apartments, Callable 05/01/01 @ 100 (FNMA)
     5.875%, 02/01/08                                          80            80
Sacramento County Multifamily Housing,
     Parcwood Apartments, Series B,
     Mandatory Put 09/01/02 @ 100 (HSBC)
     4.800%, 03/01/06                                         500           512
                                                                     -----------
                                                                          3,578
                                                                     -----------

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
OTHER -- 0.5%
Children's Trust Fund, Puerto Rico Tobacco
     Settlement Issue
     5.000%, 07/01/08                                 $       250    $      256
                                                                     -----------
SANITATION DISTRICT -- 1.2%
Los Angeles Municipal Improvement Corporation
     Sanitation Equipment, Series A (FSA) (MLO)
     6.000%, 02/01/07                                         500           557
                                                                     -----------
SCHOOL DISTRICT -- 3.7%
Golden West Schools Financing Authority,
     Series A (MBIA)
     5.700%, 02/01/13                                         720           810
     5.750%, 02/01/14                                         520           587
Golden West Schools Financing Authority,
     Series A, Zero Coupon Bond (MBIA)
     5.000%, 02/01/12 (A)                                     535           326
                                                                     -----------
                                                                          1,723
                                                                     -----------
TAX REVENUE -- 3.6%
Los Angeles County Transportation Commission,
     Series B (FGIC)
     5.875%, 07/01/02                                         250           259
     6.000%, 07/01/04                                         250           270
Orange County Transportation Authority,
     Measure M Project, Callable 02/15/02 @ 102
     5.700%, 02/15/03                                         900           936
William S. Hart Joint School Financing Authority,
     Special Tax, Callable 09/01/05 @ 102 (FSA)
     6.100%, 09/01/06                                         200           223
                                                                     -----------
                                                                          1,688
                                                                     -----------
TRANSPORTATION -- 4.6%
San Francisco City & County Airport Commission, Second
     Series, Callable 05/01/04 @ 101 (AMT) (FGIC)
     5.400%, 05/01/06                                         500           526
San Francisco City & County International Airports
     Commission, SFO Fuel, Series A (FSA) (AMT)
     5.250%, 01/01/07                                         450           479
San Francisco City & County International Airports
     Commission, Second Series, Issue 25 (FSA) (AMT)
     5.500%, 05/01/08                                         500           543
San Joaquin Hills Transportation Corridor Agency,
     Series A, Zero Coupon Bond (MBIA)
     4.700%, 01/15/05 (A)                                     705           610
                                                                     -----------
                                                                          2,158
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      5)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- 12.6%
Burbank Public Service Department, Series A (AMBAC)
     6.100%, 06/01/01                                 $       200    $      201
California Resource Efficiency Financing Authority,
     First Resource Efficiency Project (AMBAC)
     5.200%, 07/01/02                                         500           513
California State Department of Water, Central Valley
     Project, Series O, Callable 12/01/05 @ 101
     5.000%, 12/01/12                                         500           517
California State Department of Water, Central Valley
     Project, Series P, Pre-refunded 06/01/06 @ 101
     5.300%, 12/01/07 (B)                                     750           820
Contra Costa Water District, Series G (MBIA)
     5.400%, 10/01/03                                         500           526
Chino Basin Regional Financing Authority, Inland
     Empire Utility Agency Sewer Project,
     Callable 11/01/09 @ 101 (MBIA)
     5.200%, 11/01/11                                         405           437
Escondido Civic Center Project, Escrowed to Maturity,
     Callable 09/01/01 @ 102 (AMBAC) (MLO)
     5.800%, 09/01/04                                         100           108
Inland Empire Solid Waste Authority, Landfill Improvement
     Financing Project, Series B, Escrowed to Maturity
     (FSA) (AMT)
     5.750%, 02/01/04                                         500           530
Los Angeles Department of Water & Power,
     Callable 04/15/02 @ 102
     6.100%, 04/15/03                                         250           262
Metropolitan Water District of Southern California,
     Series B, Callable 07/01/06 @ 102 (MBIA)
     4.875%, 07/01/10                                         500           524
     5.000%, 07/01/14                                         500           514
Northern California Transmission Agency, Cal-Ore
     Project, Series A (MBIA)
     6.000%, 05/01/02                                         100           103
Redding Joint Powers Finance Authority, Waste Water
     Project, Series A, Callable 12/01/02 @ 102 (FGIC)
     5.600%, 12/01/03                                         100           106
Richmond Waste Water Systems,
     Callable 8/01/09 @ 102 (FGIC)
     5.200%, 08/01/11                                         500           542
South County Regional Waste Water Authority (FGIC)
     5.600%, 08/01/02                                         100           103
Turlock Irrigation District, Series A,
     Callable 07/01/02 @ 102 (MBIA)
     6.000%, 01/01/04                                         100           105
                                                                     -----------
                                                                          5,911
                                                                     -----------
TOTAL REVENUE BONDS                                                      24,620
                                                                     -----------
GENERAL OBLIGATIONS -- 29.3%
Alisal Unified School District, Series C,
     Zero Coupon Bond (FGIC)
     5.050%, 08/01/08 (A)                                     860           635
California State (AMBAC)
     6.300%, 11/01/02                                         300           315
Fontana School District, Series A (MBIA)
     5.550%, 07/01/04                                         500           533

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Foothill-De Anza Community College District
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                 $       300    $      345
Fresno Unified School District, Series A (MBIA)
     6.050%, 08/01/11                                         500           579
Industry, Callable 07/01/02 @ 100.25 (FGIC)
     5.800%, 07/01/04                                         100           103
Jefferson Union High School District,
     San Mateo County, Series A (MBIA)
     6.250%, 02/01/14                                         300           355
La Canada Unified School District (FGIC)
     5.100%, 08/01/03                                         400           417
Lancaster School District, Series A,
     Zero Coupon Bond (FGIC)
     5.350%, 08/01/21 (A)                                     415           143
Lemon Grove School District, Election of 1998-B,
     Zero Coupon Bond (FSA)
     3.329%, 11/01/20 (A)                                     375           133
Long Beach Community Facilities District #5, Towne
     Center Special Tax, Callable 10/01/06 @ 102
     6.100%, 10/01/12                                         165           172
Los Angeles, Series A,
     Pre-refunded 09/01/04 @ 102 (MBIA)
     5.800%, 09/01/07 (B)                                     250           275
Los Angeles County Public Works Financing Authority,
     Capital Construction, Callable 03/01/03 @ 102
     4.800%, 03/01/04                                         400           415
Los Angeles County Public Works Financing Authority,
     Regional Park & Open Space District, Series A,
     Callable 10/01/07 @ 101
     5.000%, 10/01/19                                         265           266
Los Angeles County Public Works Financing Authority,
     Regional Park & Open Space District, Series A,
     Escrowed to Maturity
     5.500%, 10/01/02                                         500           518
     5.625%, 10/01/03                                         500           530
Martinez County Unified School District,
     Callable 05/07/01 @ 102
     5.750%, 08/01/05                                         150           153
Montebello Unified School District,
     Zero Coupon Bond (MBIA)
     10.398%, 08/01/21 (A)                                    700           241
Mt. Diablo Unified School District #1, Community
     Facilities Project, Callable 08/01/02 @ 102 (AMBAC)
     5.800%, 08/01/03                                         100           105
Newhall School District, Series A,
     Callable 05/01/10 @ 101 (FSA)
     5.500%, 05/01/11                                         540           599
Oxnard School District (MBIA)
     5.000%, 08/01/05                                         600           636
Pomona School District, Series A (MBIA)
     5.450%, 02/01/06                                         250           270
     5.500%, 08/01/06                                         250           272
Pomona School District, Series A,
     Callable 08/01/11 @ 103 (MBIA)
     6.150%, 08/01/15                                         500           576
Puerto Rico Commonwealth (MBIA)
     6.250%, 07/01/08                                         500           575

The accompanying notes are an integral part of the financial statements.


(6      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Puerto Rico Commonwealth, Series B (FSA)
     6.500%, 07/01/15                                 $     1,000    $    1,211
Rio Linda Unified School District,
     Callable 08/01/08 @ 100 (FSA)
     5.000%, 08/01/09                                         500           532
Roseville Joint Union High School District,
     Callable 08/01/01 @ 102
     5.750%, 08/01/02                                         100           102
Rowland Unified School District, Series A,
     Callable 09/01/10 @ 101 (FSA)
     5.250%, 09/01/25                                         250           254
San Francisco City & County, Fire Department
     Facility Project, Series C (FGIC)
     7.000%, 06/15/03                                         300           323
South Pasadena Unified School District, Series B,
     Zero Coupon Bond (FGIC)
     4.900%, 11/01/12 (A)                                     740           436
Sulphur Springs Union School District, Series B
     5.400%, 03/01/02                                         500           511
Walnut Valley Unified School District, Series A (MBIA)
     6.800%, 02/01/07                                         250           289
     6.850%, 08/01/07                                         250           292
Walnut Valley Unified School District, Series A,
     Callable 8/01/10 @ 102 (FSA)
     5.000%, 08/01/12                                         255           271
West Covina Redevelopment Agency,
     Fashion Plaza Project
     5.125%, 09/01/05                                         300           315
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                13,697
                                                                     -----------
CERTIFICATES OF PARTICIPATION -- 16.5%
ABAG Financial Authority, O'Connor Woods (ACA)
     5.250%, 11/01/05                                         500           521
ABAG Financial Authority, Odd Fellows
     Home of California (CHFLI)
     4.950%, 08/15/07                                         500           523
Bakersfield Convention Center Expansion Project,
     Callable 04/01/07 @ 101 (MBIA) (MLO)
     5.500%, 04/01/10                                         250           271
California Statewide Community Development Authority,
     Hospital of Monterey Peninsula,
     Callable 08/15/08 @ 101 (MBIA)
     5.250%, 08/15/09                                         500           542
California Statewide Community Development Authority,
     Health Facilities, Series A,
     Callable 08/01/03 @ 102 (CMI)
     5.200%, 08/01/04                                         200           208
Grossmont Unified High School District,
     Callable 09/01/08 @102 (MLO) (FSA)
     5.400%, 09/01/13                                         300           324
Kern County Board of Education, Series A,
     Callable 05/01/08 @ 102 (MBIA) (MLO)
     5.200%, 05/01/12                                         905           966
Los Angeles Community College,
     Energy Retrofit Project (AMBAC)
     5.000%, 08/15/09                                         300           321
Los Angeles County Schools, Regionalized Business
     Services Financing Project, Series A
     5.000%, 09/01/08                                         200           211
Los Angeles, Sonnenblick Del Rio,
     West Los Angeles (AMBAC)
     5.375%, 11/01/10                                         500           546

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Oceanside Water Systems (AMBAC)
     5.100%, 08/01/02                                 $       500    $      513
Paradise Unified School District, Measure M Project,
     Series A, Callable 09/01/05 @ 102 (AMBAC) (MLO)
     5.250%, 09/01/07                                         300           323
Rancho Mirage Joint Powers Finance Authority,
     Eisenhower Medical Center, Series A,
     Callable 07/01/07 @ 102 (MBIA)
     5.125%, 07/01/08                                         500           537
Riverside County Public Financing Authority,
     Air Force Village West
     5.125%, 05/15/05                                         525           531
San Diego County Water Authority, Series A,
     Callable 05/01/08 @ 101
     5.000%, 05/01/13                                         505           524
San Mateo County Board of Education,
     Callable 05/01/08 @ 101 (MLO)
     4.600%, 05/01/12                                         505           504
Tulare County Financing Project,
     Series A (MBIA) (MLO)
     5.600%, 11/15/02                                         100           104
West Covina Civic Center Project,
     Callable 09/01/05 @ 102 (FSA) (MLO)
     5.250%, 09/01/07                                         250           269
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                       7,738
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $43,637)                                                      46,055
                                                                     -----------

MONEY MARKET FUND -- 0.1%
Federated California Municipal Cash Trust                  53,155            53
                                                                     -----------

TOTAL MONEY MARKET FUND
     (Cost $53)                                                              53
                                                                     -----------

TOTAL INVESTMENTS -- 98.6%
     (Cost $43,690)                                                      46,108
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 1.4%                                  634
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 241,906
     outstanding shares                                                   2,398
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 4,299,753
     outstanding shares                                                  42,076
Undistributed net investment income                                          15
Accumulated net realized loss on investments                               (165)
Net unrealized appreciation of investments                                2,418
                                                                     -----------
NET ASSETS -- 100.0%                                                 $   46,742
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.28
Maximum sales charge of 2.50% (C)                                          0.26
                                                                     -----------
Offering price per share--Class A                                    $    10.54
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.29
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      7)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A)The rate shown is the effective yield at the time of purchase.
(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
ABAG--Association of Bay Area Governments
ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001 the aggregate market value of securities subject to AMT was $2,375,784 which represents 5.1% of net assets.
CHFLI--California Health Facility Construction Loan Insurance
CMI--California Mortgage Insurance Program
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
HSBC--Hong Kong Shanghai Banking Corporation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation

CALIFORNIA TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 94.3%
REVENUE BONDS -- 63.0%
AUTHORITY -- 0.6%
South Bayside Waste Management Authority,
     Callable 03/01/09 @ 102 (AMBAC)
     5.750%, 03/01/20                                 $       150    $      162
                                                                     -----------
BUILDING -- 4.5%
California State Public Works,
     Department of Corrections, Series C
     5.250%, 11/01/07                                         100           108
Sacramento City Financing Authority,
     Callable 06/01/10 @ 101
     5.400%, 06/01/18                                         455           474
     5.500%, 06/01/23                                         645           671
                                                                     -----------
                                                                          1,253
                                                                     -----------
EDUCATION -- 15.1%
ABAG Financial Authority, Schools of the
     Sacred Heart, Series A
     5.900%, 06/01/10                                         200           213
Aztec Shops Ltd., California Auxilliary Organization
     5.200%, 09/01/08                                         455           462
California State Higher Educational Facilities Authority,
     Fresno Pacific University, Series A
     5.550%, 03/01/06                                         250           262
California State Higher Educational Facilities Authority,
     Fresno Pacific University, Series A,
     Callable 03/01/10 @ 101
     6.750%, 03/01/19                                         380           410
California State Higher Educational Facilities Authority,
     University of La Verne & Western University of Health
     Sciences, Series B, Callable 06/01/10 @ 101
     6.625%, 06/01/20                                         215           230
California State Higher Educational Facilities Authority,
     University of Redlands, Series A,
     Callable 06/01/10 @ 101
     5.950%, 06/01/15                                         310           337
     6.150%, 06/01/20                                         500           544
University of California, Series K,
     Callable 09/01/08 @ 101
     5.000%, 09/01/20                                       1,700         1,701
                                                                     -----------
                                                                          4,159
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(8      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 6.2%
California Statewide Communities Development Authority,
     Los Angeles Orthopedic Hospital,
     Callable 06/01/07 @ 101 (AMBAC)
     5.000%, 06/01/12                                 $       350    $      363
Puerto Rico Industrial Tourist, Educational,
     Medical & Environmental Control Facilities,
     Hospital de La Conception, Series A
     5.500%, 11/15/08                                         400           435
Tri-City Hospital District, Series B (MBIA)
     5.750%, 02/15/03                                         870           908
                                                                     -----------
                                                                          1,706
                                                                     -----------
HOUSING -- 9.0%
California State Department of Veterans Affairs,
     Series C, Callable 01/09/11 @ 101 (AMT)
     5.500%, 12/01/19                                         700           709
California State Housing Finance Agency, Single Family
     Mortgage, Series B (AMT) (FNMA) (GNMA)
     5.650%, 06/01/10                                         235           248
California Statewide Communities Development
     Authority, Archstone Seascape,
     Mandatory Put 06/01/08 @ 100
     5.250%, 06/01/29                                       1,000         1,015
Sacramento County Multifamily Housing,
     Parcwood Apartments Project, Series B,
     Mandatory Put 09/01/02 @ 100
     4.800%, 03/01/06                                         500           512
                                                                     -----------
                                                                          2,484
                                                                     -----------
PARK DISTRICT -- 1.4%
Los Angeles County Public Works Financing Authority,
     Regional Park & Open Space District, Series A,
     Callable 10/01/07 @ 101
     5.000%, 10/01/19                                         400           402
                                                                     -----------
SCHOOL DISTRICT -- 3.7%
Golden West Schools Financing Authority,
     Series A (MBIA)
     5.750%, 02/01/14                                         250           282
     5.800%, 08/01/22                                         320           358
     5.800%, 08/01/23                                         345           385
                                                                     -----------
                                                                          1,025
                                                                     -----------
TAX REVENUE -- 6.7%
Grass Valley Community Redevelopment Agency,
     Tax Allocation, Callable 12/01/08 @ 102
     6.400%, 12/01/34                                         400           416
Long Beach Community Facilities District #5, Towne
     Center Special Tax, Callable 10/01/06 @ 102
     6.100%, 10/01/12                                         250           261
Los Angeles County Community Facilities
     District #3, Series A, Special Tax,
     Callable 09/01/10 @ 100 (AMBAC)
     5.250%, 09/01/18                                         715           738
Los Angeles Landscaping & Lighting District #96-1,
     Callable 03/01/10 @ 101
     5.625%, 03/01/19                                         200           213
San Francisco Bay Area Transportation Authority,
     Callable 07/01/09 @ 101 (FGIC)
     5.500%, 07/01/26                                         200           209
                                                                     -----------
                                                                          1,837
                                                                     -----------

CALIFORNIA TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.2%
Long Beach Harbor,
     Callable 05/15/05 @ 102 (AMT) (MBIA)
     5.375%, 05/15/20                                 $       250    $      253
Los Angeles County Metropolitan Transportation
     Authority, Series B,
     Callable 07/01/03 @ 102 (AMBAC)
     5.250%, 07/01/23                                         200           202
Los Angeles Harbor, Series B,
     Callable 11/01/06 @ 101 (AMT)
     5.250%, 11/01/08                                         300           319
Puerto Rico Commonwealth Highway & Transportation
     Authority, Series X (MBIA)
     5.500%, 07/01/15                                         100           111
San Francisco Airport Commission, SFO Fuel Company,
     Callable 01/01/08 @ 102 (FSA)
     5.625%, 01/01/12                                         250           270
                                                                     -----------
                                                                          1,155
                                                                     -----------
UTILITIES -- 11.6%
Compton Sewer Authority,
     Callable 09/01/08 @ 102 (MBIA)
     5.375%, 09/01/23                                       1,150         1,185
Los Angeles Water & Power Development Authority,
     Callable 02/15/05 @ 101
     6.100%, 02/15/17                                         150           162
Los Angeles Water & Power Development Authority,
     Series A-A-1, Callable 07/1/11 @ 100 (FSA)
     5.250%, 07/01/18                                       1,000         1,031
South Placer Waste Water Authority, Series A,
     Callable 11/01/10 @ 101 (FGIC)
     5.500%, 11/01/15                                         300           325
     5.000%, 11/01/19                                         500           503
                                                                     -----------
                                                                          3,206
                                                                     -----------
TOTAL REVENUE BONDS                                                      17,389
                                                                     -----------
GENERAL OBLIGATIONS -- 22.2%
Acalanes Unified High School District,
     Zero Coupon Bond,
     Callable 08/01/10 @ 70.92 (FGIC)
     5.560%, 08/01/16 (A)                                     700           305
California State
     5.000%, 10/01/09                                       1,000         1,064
California State, Callable 10/01/10 @ 100
     5.250%, 10/01/19                                         800           818
Chaffey Unified High School District, Series B,
     Callable 08/01/10 @ 101 (FGIC)
     5.000%, 08/01/25                                       1,510         1,491
Glendora Unified School District, Series A,
     Callable 09/01/10 @ 101 (FSA)
     5.350%, 09/01/20                                         340           353
Hanford Joint Union High School District,
     Series B, Zero Coupon (MBIA)
     5.850%, 08/01/15 (A)                                     260           130
Jefferson High School District, San Mateo
     County, Series A (MBIA)
     6.250%, 08/01/20                                         460           542
Lemon Grove School District, Election of 1998,
     Series B, Zero Coupon Bond (FSA)
     5.600%, 11/01/19 (A)                                     345           130


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      9)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Rowland Unified School District, Series A,
     Callable 09/01/10 @ 101 (FSA)
     5.250%, 09/01/25                                 $       250    $      254
Sacramento Unified School District, Series A,
     Callable 07/01/09 @ 102
     5.750%, 07/01/17                                         400           437
Wiseburn School District, Series A,
     Callable 08/01/10 @ 100 (FGIC)
     5.250%, 08/01/22                                         600           612
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                 6,136
                                                                     -----------
CERTIFICATES OF PARTICIPATION -- 9.1%
ABAG Financial Authority, Lincoln Glen Manor
     Senior Citizens, Callable 02/15/08 @ 101 (CMI)
     6.100%, 02/15/25                                         250           270
Bakersfield Convention Center Expansion Project,
     Callable 04/01/07 @ 101 (MBIA)
     5.875%, 04/01/22                                         250           267
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
     5.625%, 09/01/20                                         300           320
Lathrop, Series A, Callable 06/01/10 @ 101 (MBIA)
     5.875%, 06/01/30                                         350           380
Los Angeles, Sonnenblick del Rio Senior Lien,
     Callable 11/01/10 @ 101 (AMBAC)
     6.000%, 11/01/19                                         330           364
Orange County, Series A,
     Callable 07/01/06 @ 102 (MBIA)
     5.875%, 07/01/19                                         150           160
Pacifica Public Safety Building Project,
     Callable 11/01/09 @ 102 (MBIA)
     5.350%, 11/01/13                                         150           162
     5.875%, 11/01/24                                         300           327
Ridgecrest Civic Center Project,
     Callable 03/01/09 @ 101
     6.250%, 03/01/21                                         250           259
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                       2,509
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $24,726)                                                      26,034
                                                                     -----------

MONEY MARKET FUND -- 3.6%
Federated California Municipal Cash Trust                 984,978           985
                                                                     -----------

TOTAL MONEY MARKET FUND
     (Cost $985)                                                            985
                                                                     -----------

TOTAL INVESTMENTS -- 97.9%
     (Cost $25,711)                                                      27,019
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 2.1%                                  594
                                                                     -----------

CALIFORNIA TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 1,742,279
     outstanding shares                                              $   18,397
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 21,563
     outstanding shares                                                     236
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 739,509
     outstanding shares                                                   7,669
Undistributed net investment income                                           4
Accumulated net realized loss on investments                                 (1)
Net unrealized appreciation of investments                                1,308
                                                                     -----------
NET ASSETS -- 100.0%                                                 $   27,613
                                                                     -----------
Net asset value and redemption
     price per share--Class A                                        $    11.03
Maximum sales charge of 2.50% (B)                                          0.28
                                                                     -----------
Offering price per share--Class A                                    $    11.31
                                                                     -----------
Net asset value and redemption price per share--Class C (D)          $    11.04
Maximum sales charge of 1.00% (C)                                          0.11
                                                                     -----------
Offering price per share--Class C                                    $    11.15
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    11.03
                                                                     -----------

(A)The rate shown is the effective yield at the time of purchase.
(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%
(D)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
ABAG--Association of Bay Area Governments
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $1,529,864, which represents 5.5% of net assets.
CMI--California Mortgage Insurance Program
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.


(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

COLORADO INTERMEDIATE TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
REVENUE BONDS -- 54.5%
BUILDING -- 1.9%
Jefferson County, Metropolitan YMCA Project,
     Series A, Callable 08/01/04 @ 100
     7.500%, 08/01/08                                 $     1,000    $    1,021
                                                                     -----------
EDUCATION -- 7.1%
Aurora Community College Project (MLO) (CLE)
     5.750%, 10/15/04                                         500           526
Colorado State Board of Agriculture,
     Fort Lewis College Project (FGIC)
     6.000%, 10/01/02                                         250           260
Colorado State Educational & Cultural Facilities
     Authority, Core Knowledge Charter School
     Project, Callable 11/01/09 @ 100
     6.850%, 11/01/16                                         440           455
Colorado State Educational & Cultural Facilities
     Authority, Bromley East Charter School Project
     6.250%, 09/15/11                                         600           611
Colorado State Educational & Cultural Facilities
     Authority, Classical Academy Charter School Project
     6.375%, 12/01/11                                       2,000         2,057
                                                                     -----------
                                                                          3,909
                                                                     -----------
HEALTHCARE -- 11.8%
Colorado State Health Facilities Authority,
     Boulder Hospital (MBIA)
     4.875%, 10/01/08                                         500           525
     5.000%, 10/01/09                                         500           529
Colorado State Health Facilities Authority,
     Evangelical Lutheran Good Samaritan
     6.250%, 12/01/10                                         700           720
Colorado State Health Facilities Authority,
     North Colorado Medical Center Project (FSA)
     5.000%, 05/15/09                                       1,000         1,057
Colorado State Health Facilities Authority,
     Parkview Medical Center Project
     5.500%, 09/01/09                                         500           508
Colorado State Health Facilities Authority, Poudre Valley,
     Series A, Callable 12/01/09 @ 100 (FSA)
     5.750%, 12/01/10                                       1,000         1,115
Colorado State Health Facilities Authority,
     Steamboat Springs Health Project
     4.500%, 09/15/03                                         400           391
     4.600%, 09/15/04                                         405           391
La Junta Hospital, Arkansas Valley Medical Center Project
     5.200%, 04/01/06                                         300           291
     5.300%, 04/01/07                                         320           309
     5.400%, 04/01/08                                         335           321
     5.500%, 04/01/09                                         355           338
                                                                     -----------
                                                                          6,495
                                                                     -----------
HOUSING -- 1.1%
Colorado State Housing Finance Authority,
     Multifamily Housing, Series A (FHA)
     5.125%, 10/01/03                                         275           278

COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Colorado State Housing Finance Authority,
     Single Family Mortgages, Series B-1 (AMT)
     5.875%, 06/01/11                                 $       340    $      345
                                                                     -----------
                                                                            623
                                                                     -----------
INDUSTRIAL DEVELOPMENT -- 0.5%
Jefferson County Industrial Development Authority,
     May Department Stores Project
     6.625%, 09/01/01                                         250           253
                                                                     -----------
OTHER -- 3.9%
Children's Trust Fund, Puerto Rico
     Tobacco Settlement Issue
     5.750%, 07/01/09                                       2,000         2,144
                                                                     -----------
POLLUTION CONTROL -- 2.0%
Moffat County, Pollution Control,
     Tri-State Generation Project (AMBAC)
     5.500%, 11/01/05                                       1,000         1,073
                                                                     -----------
RECREATIONAL AUTHORITY -- 2.0%
Denver City & County, Helen G. Bonfils Foundation,
     Series B, Callable 12/01/07 @ 100
     5.125%, 12/01/17                                         900           908
Hyland Hills Metropolitan Park & Recreational District,
     Series A, Callable 12/15/07 @ 101
     6.100%, 12/15/09                                         210           220
                                                                     -----------
                                                                          1,128
                                                                     -----------
TAX REVENUE -- 8.0%
Boulder County Sales & Use Tax (FGIC)
     5.750%, 12/15/05                                         870           946
Boulder County Sales & Use Tax,
     Escrowed To Maturity (FGIC)
     5.750%, 12/15/05                                         130           142
Denver City & County Convention Center Project,
     Excise Tax, Series A (FSA)
     4.000%, 09/01/08                                         500           497
Douglas County Sales & Use Tax, Open Space (FSA)
     6.000%, 10/15/09                                         300           339
Larimer County Sales & Use Tax (AMBAC)
     5.000%, 12/15/09                                         360           382
     5.000%, 12/15/10                                         460           488
Longmont Sales & Use Tax, Callable 11/15/10 @ 100
     5.500%, 11/15/15                                         500           531
Westminster Sales & Use Tax, Series A,
     Callable 12/01/07 @ 102 (FGIC)
     5.250%, 12/01/11                                         500           533
Westminster Sales & Use Tax, Series B (FGIC)
     6.250%, 12/01/05                                         500           554
                                                                     -----------
                                                                          4,412
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     11)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 5.2%
Colorado Department of Transportation (AMBAC)
     6.000%, 06/15/10                                 $     1,000    $    1,133
The E-470 Public Highway Authority, Series B,
     Zero Coupon Bond (MBIA)
     5.520%, 09/01/17 (A)                                   1,575           677
     6.400%, 09/01/19 (A)                                     960           365
     5.650%, 09/01/20 (A)                                     500           179
     5.396%, 09/01/22 (A)                                   1,620           516
                                                                     -----------
                                                                          2,870
                                                                     -----------
UTILITIES -- 11.0%
Arapahoe County Water & Wastewater Authority
     5.550%, 12/01/06                                         140           143
     5.650%, 12/01/07                                         150           155
     5.750%, 12/01/08                                         160           166
Arapahoe County Water & Wastewater Authority,
     Callable 12/01/09 @ 100
     6.000%, 12/01/11                                         185           193
Boulder Water & Sewer
     5.750%, 12/01/10                                       1,545         1,727
Broomfield Water Activity Enterprise,
     Callable 12/01/10 @ 101 (MBIA)
     5.500%, 12/01/17                                         500           530
Colorado State Water Resource & Power Development
     Authority, Callable 09/01/02 @ 101 (FSA)
     5.900%, 09/01/03                                         250           261
Colorado State Water Resource & Power Development
     Authority, Small Water Resources, Series A,
     Callable 11/01/10 @ 100  (FGIC)
     5.700%, 11/01/15                                         100           108
Platte River Power Authority, Series DD,
     Callable 06/01/07 @ 102 (MBIA)
     5.375%, 06/01/17                                         875           902
Ute Water Conservancy District (MBIA)
     6.000%, 06/15/09                                         680           768
Westminster Water & Wastewater Utility Enterprise,
     Callable 12/01/04 @ 100 (AMBAC)
     5.800%, 12/01/05                                       1,000         1,070
                                                                     -----------
                                                                          6,023
                                                                     -----------
TOTAL REVENUE BONDS                                                      29,951
                                                                     -----------
GENERAL OBLIGATIONS -- 35.5%
Arapahoe County School District #5, Cherry Creek,
     Callable 12/15/09 @ 100 (STAID)
     5.500%, 12/15/11                                       1,000         1,086
Boulder Valley School District #RE-2, Series A,
     Pre-refunded 12/01/04 @ 101 (STAID)
     5.950%, 12/01/07 (B)                                   1,000         1,092
Brighton, Callable 12/01/01 @ 101 (MBIA)
     6.350%, 12/01/05                                          95            98
Douglas & Elbert Counties, School District #1, Series A,
     Pre-refunded 12/15/04 @ 101 (MBIA) (STAID)
     6.400%, 12/15/11 (B)                                   1,000         1,109

COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Douglas & Elbert Counties, School
     District #RE-1 (STAID)
     4.250%, 12/15/04                                 $       200    $      205
Eagle, Garfield & Routt Counties, School District #50-J,
     Pre-refunded 12/01/04 @ 102 (FGIC) (STAID)
     6.125%, 12/01/09 (B)                                   1,290         1,428
El Paso County School District #2, Harrison (STAID)
     7.050%, 12/01/04                                       1,000         1,116
El Paso County School District #3, Widefield,
     Zero Coupon Bond (MBIA)
     4.700%, 12/15/09 (A)                                     500           341
El Paso County School District #20, Series A (STAID)
     6.100%, 12/15/05                                         500           550
Elbert County School District #C-1, Elizabeth (STAID)
     5.150%, 12/01/08                                         500           534
Foothills Park & Recreational District, Sub-District A (FSA)
     5.500%, 12/01/11                                         200           220
Garfield, Pitkin, & Eagle Counties, School District #1,
     Callable 06/15/04 @ 101 (MBIA)
     6.000%, 12/15/04                                       1,000         1,082
Jefferson County School District #R-1 (MBIA) (STAID)
     6.250%, 12/15/09                                       1,000         1,150
La Plata County School District #9-R, Durango,
     Callable 11/01/02 @ 101 (FGIC) (STAID)
     6.200%, 11/01/05                                         165           173
La Plata County School District #9-R, Durango,
     Pre-refunded 11/01/02 @ 101 (FGIC)
     6.200%, 11/01/05 (B)                                     835           881
Larimer County School District #R-1, Poudre (STAID)
     5.400%, 12/15/04                                         750           796
Larimer, Weld & Boulder Counties, School
     District #R-2, Thompson, Series A,
     Callable 12/15/04 @ 100 (STAID)
     5.900%, 12/15/06                                       1,000         1,069
South Suburban Park & Recreation District,
     Zero Coupon Bond (MBIA)
     6.000%, 12/15/01 (A)                                   1,000           976
Stonegate Village Metropolitan District, Series A,
     Pre-refunded 12/01/02 @ 100 (FGIC)
     6.300%, 12/01/04 (B)                                     500           524
Summit County School District #R-1,
     Pre-refunded 12/01/04 @ 100
     6.450%, 12/01/08 (B)                                   1,250         1,376
Thornton (FGIC)
     5.600%, 12/01/02                                       1,000         1,037
Thornton, Callable 12/01/02 @ 101 (FGIC)
     5.650%, 12/01/03                                       1,000         1,045
Valley Metropolitan District, Jefferson County
     4.800%, 12/15/02                                         100           102
     4.900%, 12/15/03                                         260           265
Westglenn Metropolitan District,
     Callable 12/01/09 @ 100
     6.000%, 12/01/14                                       1,220         1,267
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                19,522
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION -- 7.9%
Aurora, Callable 12/01/04 @ 101 (MLO)
     6.000%, 12/01/06                                 $     1,000    $    1,045
Colorado Springs Public Facilities Authority,
     Old City Hall Project (FSA)
     4.650%, 12/01/05                                         170           176
     4.700%, 12/01/06                                         135           141
     5.000%, 12/01/10                                         200           211
Englewood Civic Center Project,
     Callable 12/01/08 @ 100 (MLO) MBIA)
     4.900%, 06/01/13                                         585           594
Garfield County Building (MLO) (AMBAC)
     5.750%, 12/01/09                                         400           443
Garfield County Building,
     Callable 12/01/09 @ 101 (MLO) (AMBAC)
     5.300%, 12/01/11                                         400           428
Moffat County (AMBAC)
     4.100%, 06/01/06                                          20            20
     4.150%, 06/01/07                                          25            25
     4.250%, 06/01/08                                          20            20
     4.400%, 06/01/09                                          10            10
     4.450%, 06/01/10                                          90            91
     4.500%, 06/01/11                                          85            86
Westminster Recreational Facilities,
     Callable 09/01/09 @ 101 (MLO) (MBIA)
     5.200%, 09/01/10                                       1,000         1,065
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                       4,355
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $50,758)                                                      53,828
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 0.9%
First American Tax Free Obligations Fund (C)              485,111           485
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $485)                                                            485
                                                                     -----------

TOTAL INVESTMENTS -- 98.8%
     (Cost $51,243)                                                      54,313
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 1.2%                                  642
                                                                     -----------

COLORADO INTERMEDIATE TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 557,567
     outstanding shares                                              $    5,865
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 4,628,069
     outstanding shares                                                  46,726
Distribution in excess of net investment income                             (39)
Accumulated net realized loss on investments                               (667)
Net unrealized appreciation of investments                                3,070
                                                                     -----------
NET ASSETS -- 100.0%                                                 $   54,955
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.62
Maximum sales charge of 2.50% (D)                                          0.27
                                                                     -----------
Offering price per share--Class A                                    $    10.89
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.59
                                                                     -----------

(A)The rate shown is the effective yield at the time of purchase.
(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(C)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this fund. See also the notes to the financial statements
(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $344,828, which represents 6.3% of net assets.
CLE--Connie Lee
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
STAID--State Aid Withholding


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     13)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

COLORADO TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.2%
REVENUE BONDS -- 53.8%
EDUCATION -- 11.1%
Colorado State Board of Agriculture,
     Auxiliary Facility System,
     Callable 3/01/07 @ 101 (AMBAC)
     5.125%, 03/01/17                                 $       200    $      202
Colorado State Educational & Cultural Facilities
     Authority, Ave Marie School Project,
     Callable 12/01/10 @ 100 (AG)
     6.000%, 12/01/16                                         200           217
Colorado State Educational & Cultural Facilities
     Authority, Bromley East Charter School Project
     6.250%, 09/15/11                                         400           407
Colorado State Educational & Cultural Facilities
     Authority, Core Knowledge Charter School,
     Callable 11/01/09 @ 100
     6.850%, 11/01/16                                         100           103
Colorado State Educational & Cultural Facilities
     Authority, Classical Academy Charter School Project
     6.375%, 12/01/11                                         695           715
Colorado State Educational & Cultural Facilities
     Authority, University of Denver Project,
     Callable 03/01/11 @ 100 (AMBAC)
     5.350%, 03/01/20                                         500           513
University of Northern Colorado, Auxiliary Facility
     System, Callable 06/01/07 @ 100 (MBIA)
     5.600%, 06/01/24                                         165           171
                                                                     -----------
                                                                          2,328
                                                                     -----------
HEALTHCARE -- 14.6%
Boulder County Longmont United Hospital Project (AG)
     5.250%, 12/01/09                                         260           271
     5.300%, 12/01/10                                         330           344
Colorado State Health Facilities Authority, Evangelical
     Lutheran Good Samaritan Project
     6.250%, 12/01/10                                         300           308
Colorado State Health Facilities Authority, National
     Jewish Medical & Research Center Project,
     Callable 01/01/08 @ 101
     5.375%, 01/01/16                                       1,000           886
Colorado State Health Facilities Authority,
     Parkview Medical Center Project
     5.600%, 09/01/11                                         300           303
Colorado State Health Facilities Authority, Portercare
     Adventist Project, Callable 11/15/01 @ 101
     6.500%, 11/15/23                                         600           599
Colorado State Health Facilities Authority, Vail Valley
     Medical Center, Series A,
     Callable 01/15/05 @ 101 (ACA)
     6.500%, 01/15/13                                         250           261
La Junta, Ark Valley Regional Medical Center Project,
     Callable 04/01/09 @ 101
     6.100%, 04/01/24                                         100            90
                                                                     -----------
                                                                          3,062
                                                                     -----------

COLORADO TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
HOUSING -- 5.1%
Colorado State Housing Finance Authority,
     Multi-Family Project, Series B-4, Class I,
     Callable 10/01/10 @ 100
     5.900%, 04/01/31                                 $       100    $      104
Colorado State Housing Finance Authority, Series E-2,
     Callable 08/01/10 @ 105 (AMT)
     7.000%, 02/01/30                                         300           338
Colorado State Housing Finance Authority,
     Single Family Housing Program, Series A-2,
     Callable 10/01/09 @ 105 (AMT)
     7.450%, 10/01/16                                         100           118
Colorado State Housing Finance Authority,
     Single Family Housing Program, Series B-2,
     Callable 04/01/10 @ 105 (AMT)
     7.100%, 04/01/17                                         200           234
El Paso County, Series D, Zero Coupon Bond,
     (AMT) (FSA) (GNMA)
     6.000%, 07/01/11 (A)                                     400           249
                                                                     -----------
                                                                          1,043
                                                                     -----------
RECREATIONAL AUTHORITY -- 3.1%
Colorado Springs, YMCA of Pikes Peak Project,
     Callable 05/01/01 @ 100 (WF)
     3.500%, 11/01/20 (B)                                     340           340
Denver, Helen G. Bonfils Foundation Project, Series B,
     Callable 12/01/07 @ 100
     5.125%, 12/01/17                                         100           101
Hyland Hills Metropolitan Park & Recreational District,
     Series A, Callable 12/15/07 @ 101
     6.100%, 12/15/09                                         200           210
                                                                     -----------
                                                                            651
                                                                     -----------
TAX REVENUE -- 6.1%
Boulder County Sales & Use Tax, Series A,
     Callable 12/15/09 @ 101 (FGIC)
     5.800%, 12/15/16                                         495           538
     6.000%, 12/15/19                                         200           218
Denver City & County Convention Center, Excise Tax,
     Series A, Callable 03/01/11 @ 100 (FSA)
     5.000%, 09/01/11                                         200           210
Douglas County Sales & Use Tax,
     Callable 10/15/10 @ 100 (FSA)
     5.625%, 10/15/20                                         200           211
Larimer County Sales & Use Tax,
     Callable 12/15/10 @ 100 (AMBAC)
     5.625%, 12/15/18                                         100           106
                                                                     -----------
                                                                          1,283
                                                                     -----------
TRANSPORTATION -- 3.4%
Denver City & County Airport, Series E,
     Callable 11/15/07 @ 101 (MBIA)
     5.250%, 11/15/23                                         500           501

The accompanying notes are an integral part of the financial statements.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
The E-470 Public State Authority, Series A,
     Callable 09/01/07 @ 101 (MBIA)
     5.000%, 09/01/16                                 $       200    $      201
                                                                     -----------
                                                                            702
                                                                     -----------
UTILITIES -- 10.4%
Boulder Water & Sewer, Callable 12/01/10 @ 100
     5.700%, 12/01/19                                         300           318
Broomfield Water Activity Enterprise,
     Callable 12/01/10 @ 101 (MBIA)
     5.500%, 12/01/19                                         400           420
Colorado State Water Resources & Power Development
     Authority, Series A, Callable 11/01/11 @ 100
     4.800%, 11/01/20                                         300           286
Fort Collins Wastewater Utility Enterprise,
     Callable 12/01/10 @ 100 (FSA)
     5.500%, 12/01/20                                         300           313
Platte River Power Authority, Series DD,
     Callable 06/01/07 @ 102 (MBIA)
     5.375%, 06/01/17                                         500           515
Pueblo County Board of Waterworks, Series A,
     Callable 11/01/10 @ 100 (FSA)
     5.875%, 11/01/18                                         305           330
                                                                     -----------
                                                                          2,182
                                                                     -----------
TOTAL REVENUE BONDS                                                      11,251
                                                                     -----------
GENERAL OBLIGATIONS -- 21.6%
Adams & Arapahoe Counties Joint School District #28J,
     Aurora, Series C, Callable 12/01/06 @ 102 (STAID)
     5.350%, 12/01/15                                         300           310
Adams County School District #12,
     Callable 12/15/07 @ 101 (FGIC)
     5.400%, 12/15/16                                         250           260
Arapahoe County School District #5, Cherry Creek,
     Callable 12/15/09 @ 100 (STAID)
     5.500%, 12/15/19                                         550           572
Boulder Open Space Acquisition,
     Callable 08/15/10 @ 100
     5.450%, 08/15/16                                         350           368
Boulder Valley School District #RE-2,
     Callable 12/01/09 @ 100 (STAID)
     4.625%, 12/01/15                                         395           389
Clear Creek School District #1,
     Callable 12/01/10 @ 100 (STAID)
     5.750%, 12/01/17                                         200           216
Denver Metropolitan District, Series B,
     Callable 12/01/05 @ 102
     5.700%, 12/01/17                                         100            98
El Paso County School District #38,
     Callable 12/01/10 @ 100 (STAID)
     6.375%, 12/01/18                                         200           226
     6.000%, 12/01/24                                         250           273
El Paso County School District #49, Falcon, Series A,
     Callable 12/01/09 @ 105 (STAID)
     6.000%, 12/01/18                                         200           224
Highlands Ranch Metropolitan District #2,
     Callable 06/15/06 @ 101 (FSA)
     5.000%, 06/15/16                                         200           201
Metex Metropolitan District, Series A,
     Callable 12/01/07 @ 101 (MBIA)
     5.800%, 12/01/16                                         350           375

COLORADO TAX FREE FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Morgan County School District #RE-3,
Callable 12/01/09 @ 100 (AMBAC)
     4.800%, 12/01/18                                 $       250    $      243
Mountain Village Metropolitan District,
     Callable 12/01/07 @ 101 (MBIA)
     5.200%, 12/01/17                                         200           204
Pitkin County School District #1, Aspen (FGIC)
     4.000%, 12/01/05                                         230           233
Pueblo County School District #70,
     Callable 12/01/09 @ 100 (FGIC)
     6.000%, 12/01/18                                         100           109
Puerto Rico Commonwealth, Public Improvements,
     Callable 07/01/05 @ 101
     6.000%, 07/01/29                                         200           211
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                 4,512
                                                                     -----------
CERTIFICATES OF PARTICIPATION -- 20.8%
Arapahoe County Building Finance Authority,
     Callable 02/15/10 @ 100 (AMBAC)
     5.250%, 02/15/21                                         650           655
     5.250%, 02/15/19                                         400           405
Broomfield Open Space Park & Recreation Facilities,
     Callable 12/01/10 @ 100 (AMBAC)
     5.500%, 12/01/20                                         800           831
Colorado Springs Old City Hall Project,
     Callable 12/01/10 @ 100 (FSA)
     5.500%, 12/01/17                                         200           209
     5.500%, 12/01/20                                         200           207
Denver City & County, 2000 West 3rd Ave Property,
     Series A, Callable 12/01/11 @ 100 (AMBAC)
     4.500%, 12/01/12                                         250           250
     5.100%, 12/01/19                                         500           501
Denver City & County, Series A,
     Callable 05/01/10 @ 100 (MBIA)
     5.500%, 05/01/17                                         400           420
Eagle County, Callable 12/01/09 @ 101 (MBIA)
     5.400%, 12/01/18                                         300           309
Fremont County Lease,
     Callable 12/15/07 @ 101 (MBIA) (MLO)
     5.300%, 12/15/17                                         250           256
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
     5.750%, 12/01/19                                         300           319
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                       4,362
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $19,042)                                                      20,125
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 2.3%
First American Tax Free Obligations Fund (C)              481,126           481
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $481)                                                            481
                                                                     -----------

TOTAL INVESTMENTS -- 98.5%
     (Cost $19,523)                                                      20,606
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 1.5%                                  320
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     15)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

COLORADO TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 1,565,196
     outstanding shares                                              $   16,171
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 91,077
     outstanding shares                                                     979
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 259,995
     outstanding shares                                                   2,645
Undistributed net investment income                                          31
Accumulated net realized gain on investments                                 17
Net unrealized appreciation of investments                                1,083
                                                                     -----------
NET ASSETS -- 100.0%                                                 $   20,926
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.92
Maximum sales charge of 2.50% (D)                                          0.27
                                                                     -----------
Offering price per share--Class A                                    $    11.19
                                                                     -----------
Net asset value and redemption price per share--Class C (E)          $    10.91
Maximum sales charge of 1.00% (F)                                          0.11
                                                                     -----------
Offering price per share--Class C                                    $    11.02
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.94
                                                                     -----------

(A)The rate shown is the effective yield at time of purchase.
(B)Variable rate security--the rate shown is the rate in effect as of March 31, 2001.
(C)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(E)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(F)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
ACA--American Capital Access
AG--Asset Guaranty
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $938,658, which represents
     4.5% of net assets.
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
STAID--State Aid Withholding
WF--Wells Fargo

INTERMEDIATE TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%
ALABAMA -- 1.3%
Alabama State Docks Department,
     Callable 10/01/08 @ 102 (RB) (MBIA)
     5.250%, 10/01/10                                 $     3,000    $    3,228
Jefferson County Sewer, Series A (RB) (FGIC)
     5.375%, 02/01/06                                       1,200         1,278
                                                                     -----------
                                                                          4,506
                                                                     -----------
ALASKA -- 2.5%
Alaska State Housing Finance Corporation,
     Series A (RB)
     5.900%, 12/01/04                                         700           748
Alaska State Housing Finance Corporation,
     Series A (RB) (MBIA)
     4.950%, 12/01/02                                         615           628
     5.350%, 06/01/06                                         610           641
Alaska State Housing Finance Corporation,
     Series A, Callable 06/01/04 @ 102 (RB)
     5.400%, 12/01/23                                       3,000         3,027
Alaska State Housing Finance Corporation,
     Series A, Callable 12/01/05 @ 102 (RB) (MBIA)
     5.400%, 12/01/08                                       2,000         2,117
Alaska State Industrial Development & Export Authority,
     Callable 04/01/03 @ 102 (RB)
     5.950%, 04/01/06                                         800           838
Anchorage, Electric Utility (RB) (MBIA)
     5.500%, 12/01/02                                         700           724
                                                                     -----------
                                                                          8,723
                                                                     -----------
ARIZONA -- 1.4%
Maricopa County School District #69,
     Paradise Valley (GO) (MBIA)
     5.300%, 07/01/11                                       1,000         1,081
Phoenix, Series A (GO)
     5.550%, 07/01/09                                       1,000         1,101
Pima County (GO)
     6.000%, 07/01/02                                         800           827
Tempe Unified High School District #213, Series C,
     Callable 07/01/06 @ 101 (GO) (MBIA)
     4.000%, 07/01/12                                       2,060         1,964
                                                                     -----------
                                                                          4,973
                                                                     -----------
CALIFORNIA -- 1.9%
Azusa Redevelopment Agency, Single Family Mortgages,
     Series A, Escrowed to Maturity (RB) (FNMA)
     6.400%, 10/01/02                                       1,000         1,050
Bakersfield Convention Center Expansion Project,
     Callable 04/01/07 @ 101 (COP) (MLO) (MBIA)
     5.400%, 04/01/09                                       1,000         1,082
Mountain View Los Altos School District, Series B,
     Callable 05/01/07 @ 102 (GO)
     6.500%, 05/01/17                                       2,000         2,300
Orange County Transportation Authority,
     Callable 02/15/02 @ 102 (RB)
     5.700%, 02/15/03                                         200           208
     5.750%, 02/15/04                                       1,000         1,039

The accompanying notes are an integral part of the financial statements.


(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
San Jose Airport,
     Callable 03/01/03 @ 102 (RB) (MBIA)
     6.100%, 03/01/06                                 $     1,000    $    1,068
                                                                     -----------
                                                                          6,747
                                                                     -----------
COLORADO -- 5.8%
Boulder, Larimer, & Weld Counties School
     District #R-1, Vrain Valley, Series A,
     Callable 12/15/02 @ 101 (GO) (MBIA)
     5.600%, 12/15/05                                       1,000         1,041
Colorado Department of Transportation (RB) (AMBAC)
     6.000%, 06/15/08                                       3,000         3,356
Colorado State Educational & Cultural Facilities,
     Bromley East Charter School Project, Series A,
     Callable 09/15/11 @ 100 (RB)
     6.750%, 09/15/15                                       1,200         1,209
Colorado State Educational & Cultural Facilities,
     Classical Academy Charter School Project,
     Callable 12/01/11 @ 100 (RB)
     6.750%, 12/01/16                                       1,500         1,476
     7.250%, 12/01/21                                       1,500         1,512
Colorado State Health Facilities Authority,
     Zero Coupon Bond, Escrowed to Maturity (RB)
     5.500%, 07/15/20 (A)                                  10,000         2,804
Colorado State Housing Finance Authority,
     Series A-2, Callable 05/01/06 @ 105 (RB)
     7.150%, 11/01/14                                       1,010         1,127
Greenwood Metropolitan District, Arapahoe County,
     Callable 12/01/02 @ 100 (GO) (FSA)
     7.300%, 12/01/06                                       2,000         2,126
Greenwood South Metropolitan District, Arapahoe
     County, Callable 12/01/02 @ 100 (GO) (MBIA)
     7.250%, 12/01/06                                       1,500         1,593
Jefferson County School District #R-1 (GO) (MBIA)
     6.500%, 12/15/11                                       2,000         2,369
Jefferson County, Callable 12/01/02 @ 102
     (COP) (MLO) (MBIA)
     6.650%, 12/01/08                                         500           535
University of Colorado, Partially
     Pre-refunded 05/07/01 @ 100 (RB)
     7.625%, 06/01/06                                          25            25
Westminster Water & Waste Water Utility Improvements,
     Callable 12/01/04 @ 100 (RB) (AMBAC)
     6.000%, 12/01/09                                       1,000         1,079
                                                                     -----------
                                                                         20,252
                                                                     -----------
DELAWARE -- 1.2%
Delaware State, Callable 05/07/01 @ 102 (GO)
     6.350%, 04/01/03                                       1,000         1,022
Delaware Transportation Authority,
     Callable 05/07/01 @ 100 (RB)
     7.500%, 07/01/02                                       1,000         1,003
New Castle County, Callable 10/01/03 @ 102 (GO)
     5.300%, 10/01/05                                       2,000         2,114
                                                                     -----------
                                                                          4,139
                                                                     -----------

INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.1%
District of Columbia, Series A,
     Callable 05/07/01 @ 102 (GO) (MBIA)
     6.300%, 06/01/01                                 $       425    $      427
                                                                     -----------
FLORIDA -- 0.8%
Greater Orlando Aviation Authority,
     Airport Facilities (RB) (AMT) (FGIC)
     5.250%, 10/01/09                                       1,815         1,935
Lee County Industrial Development Authority,
     Shell Point Village Health Project, Series A (RB)
     5.500%, 11/15/08                                       1,000           985
                                                                     -----------
                                                                          2,920
                                                                     -----------
HAWAII -- 1.3%
Hawaii State Airport Systems, Series B
     (RB) (AMT) (FGIC)
     6.250%, 07/01/06                                       2,000         2,196
Hawaii State Harbor Systems, Series A
     (RB) (AMT) (FSA)
     5.250%, 07/01/08                                       2,270         2,394
                                                                     -----------
                                                                          4,590
                                                                     -----------
IDAHO -- 0.3%
Ada & Canyon Counties, Joint School District #2,
     Pre-refunded 07/30/05 @ 101 (GO)
     5.500%, 07/30/11 (B)                                   1,000         1,082
                                                                     -----------
ILLINOIS -- 17.0%
Chicago Water, Zero Coupon Bond (RB) (FGIC)
     6.776%, 11/01/08 (A)                                   5,150         3,696
     7.122%, 11/01/09 (A)                                   6,450         4,394
Chicago, City Colleges, Zero Coupon Bond
     (GO) (FGIC)
     5.900%, 01/01/15 (A)                                  10,000         5,003
Chicago, Series A, Zero Coupon Bond (GO) (MBIA)
     3.489%, 01/01/16 (A)                                   1,000           605
Chicago, Midway Airport Project, Series C (RB) (MBIA)
     5.500%, 01/01/14                                       1,300         1,400
Chicago, Park District, Parking Facilities Authority
     (RB) (ACA)
     5.250%, 01/01/03                                       1,075         1,097
     5.500%, 01/01/08                                       3,585         3,749
Chicago, Series A (GO) (FGIC)
     5.250%, 01/01/11                                       5,000         5,330
Chicago, Single Family Mortgages, Series A,
     Callable 03/01/06 @ 103
     (RB) (AMT) (FHLMC) (FNMA) (GNMA)
     5.250%, 03/01/13                                         240           245
Cook County (GO) (MBIA)
     7.250%, 11/01/07                                       2,000         2,314
Cook County Community Unit School District #401,
     Elkwood Park, Zero Coupon Bond (GO) (FSA)
     5.800%, 12/01/11 (A)                                   3,625         2,208
Cook County Community Unit School District #65,
     Evanston, Series A (GO) (FSA)
     6.375%, 05/01/09                                       3,000         3,438
De Kalb, Single Family Mortgages, Series A
     (RB) (AMT) (GNMA)
     7.000%, 12/01/01                                         210           212


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     17)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Illinois State Development Finance Authority,
     Elmhurst Community School,
     Callable 01/01/11 @ 100 (RB) (FSA)
     6.375%, 01/01/13                                 $     1,025    $    1,180
Illinois State Development Finance Authority,
     Solid Waste Disposal, Waste Management
     Project (RB) (AMT)
     5.850%, 02/01/07                                       1,000         1,009
Illinois State Educational Facilities Authority,
     Northwestern University,
     Mandatory Put 11/01/08 @ 100 (RB)
     4.950%, 11/01/32                                       2,050         2,137
Illinois State Educational Facilities Authority,
     The Art Institute of Chicago,
     Mandatory Put 03/01/06 @ 100 (RB)
     4.700%, 03/01/30                                       4,500         4,613
Illinois State Health Facilities Authority (RB)
     6.500%, 02/15/06                                       1,130         1,222
Illinois State Health Facilities Authority, Alexian
     Brothers Health System (RB) (FSA)
     5.000%, 01/01/06                                       1,500         1,566
Illinois State Sales Tax (RB)
     6.000%, 06/15/09                                       2,500         2,808
Illinois State Sales Tax, Series S (RB)
     5.100%, 06/15/10                                       2,000         2,122
Illinois State, Callable 06/01/09 @ 101 (GO) (FGIC)
     5.375%, 06/01/10                                       2,000         2,164
Lake County, Illinois Community School
     District #50, Woodland, Series A,
     Callable 12/01/08 @ 100 (GO) (FGIC)
     5.000%, 12/01/09                                       1,000         1,047
McHenry & Lake Counties Community
     High School District #156,
     Callable 01/01/11 @ 100 (GO) (FGIC)
     5.000%, 01/01/13                                       2,320         2,387
Metropolitan Pier & Exposition Authority,
     Illinois State Sales Tax, Series A,
     Zero Coupon Bond (RB) (FGIC)
     5.000%, 06/15/09 (A)                                   1,500         1,039
Metropolitan Pier & Exposition Authority,
     McCormick Place Expansion Project, Series A,
     Callable 12/15/09 @ 101 (RB) (FGIC)
     5.550%, 12/15/11                                       1,000         1,091
Winnebago County School District #122, Harlem-
     Loves Park, Zero Coupon Bond (GO) (FSA)
     5.200%, 01/01/17 (A)                                   3,000         1,324
                                                                     -----------
                                                                         59,400
                                                                     -----------
INDIANA -- 2.3%
Franklin Township Independent
     School Building Corporation (RB)
     5.750%, 07/15/09                                       1,235         1,374
Indiana State Educational Facilities Authority,
     St. Joseph's College Project (RB)
     6.100%, 10/01/09                                       1,660         1,737
Indiana State Educational Facilities Authority,
     St. Joseph's College Project,
     Callable 10/01/09 @ 102 (RB)
     6.600%, 10/01/14                                       1,410         1,477

INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Indiana State Housing Finance Authority, Series B-1,
     Callable 07/01/05 @ 102 (RB)
     6.150%, 07/01/17                                 $     1,085    $    1,112
Indiana University, Series K,
     Zero Coupon Bond (RB) (MBIA)
     5.360%, 08/01/11 (A)                                   3,750         2,313
                                                                     -----------
                                                                          8,013
                                                                     -----------
IOWA -- 1.1%
Salix Pollution Control, Interstate Power Company,
     Mandatory Put 01/01/04 @ 100 (RB)
     4.200%, 01/01/13                                       3,700         3,700
                                                                     -----------
KANSAS -- 1.4%
Butler County Public Building Authority (RB) (MBIA)
     6.375%, 10/01/10                                       1,000         1,167
Sedgwick & Shawnee Counties, Single Family
     Mortgages, Series A-2 (RB) (GNMA)
     6.700%, 06/01/29                                       2,260         2,501
Sedgwick County School District #267 (GO) (AMBAC)
     5.250%, 11/01/12                                       1,045         1,122
                                                                     -----------
                                                                          4,790
                                                                     -----------
KENTUCKY -- 0.6%
Kentucky Economic Development Finance Authority,
     Norton Healthcare, Series A,
     Callable 10/01/10 @ 101 (RB)
     6.250%, 10/01/12                                       2,000         2,056
                                                                     -----------
MAINE -- 0.6%
Maine Municipal Bond Bank, Series B (GO) (FSA)
     5.750%, 11/01/10                                       2,000         2,239
                                                                     -----------
MASSACHUSETTS -- 3.7%
Massachusetts Bay Transportation Authority, Series A (RB)
     6.250%, 03/01/12                                       1,875         2,180
Massachusetts Bay Transportation Authority,
     General Transportation System Project,
     Series C (RB) (FGIC)
     5.750%, 03/01/10                                       2,100         2,332
Massachusetts State Commonwealth,
     Special Obligation, Series A (RB)
     5.500%, 06/01/13                                       1,000         1,099
Massachusetts State Development Finance Agency,
     Briarwood, Series B,
     Callable 12/01/10 @ 100 (RB)
     7.875%, 12/01/15                                       2,500         2,508
Massachusetts State Health & Educational Facilities
     Authority, Partners Healthcare System, Series A,
     Callable 07/01/07 @ 101 (RB) (MBIA)
     5.100%, 07/01/10                                       3,000         3,148
Massachusetts State Housing Finance Agency,
     Series 41 (RB)
     5.350%, 12/01/02                                         485           490
Massachusetts State Housing Finance Agency,
     Series A, Callable 04/01/03 @ 102 (RB)
     6.300%, 10/01/13                                       1,000         1,051
                                                                     -----------
                                                                         12,808
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 5.5%
Detroit (GO) (AMT) (FSA)
     5.750%, 04/01/09                                 $     1,255    $    1,367
Lakeshore, Public Schools,
     Callable 05/01/11 @ 100 (GO)
     5.000%, 05/01/12                                       1,260         1,313
Michigan Municipal Bond Authority,
     Clean Water Revolving Fund (RB)
     5.500%, 10/01/09                                       2,500         2,745
Michigan State Building Authority Series I,
     Callable 10/01/06 @ 102 (RB) (AMBAC)
     5.050%, 10/01/09                                         270           275
Michigan State Hospital Finance Authority,
     Ascension Health Credit, Series B,
     Mandatory Put 11/15/05 @ 100 (RB)
     5.200%, 11/15/33                                       3,000         3,065
Michigan State Housing Development Authority,
     Green Hill Project,
     Callable 07/15/04 @ 102 (RB) (FNMA)
     5.125%, 07/15/08                                       1,980         1,999
Oakland University,
     Callable 05/15/05 @ 102 (RB) (MBIA)
     5.600%, 05/15/10                                       1,000         1,068
Rochester Community School District, Series I,
     Callable 05/01/10 @100 (GO) (FGIC)
     5.375%, 05/01/11                                       2,000         2,152
Wayne Charter County Airport, Series A,
     Callable 12/01/08 @ 101 (RB) (AMT) (MBIA)
     5.250%, 12/01/09                                       5,000         5,300
                                                                     -----------
                                                                         19,284
                                                                     -----------
MINNESOTA -- 5.3%
Anoka County, Resource Recovery,
     Northern States Power Project (RB)
     4.350%, 12/01/04                                       2,200         2,249
Bloomington Port Authority, Mall of
     America Project, Series A,
     Pre-refunded 08/01/01 @ 100 (RB) (FSA)
     5.450%, 02/01/09 (B)                                      80            81
Minneapolis, Hennepin Avenue Project, Series C,
     Escrowed to Maturity (GO)
     6.200%, 03/01/02                                         800           822
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Health One Obligated Group, Series A,
     Pre-refunded 08/15/02 @ 102 (RB) (MBIA)
     7.400%, 08/15/05 (B)                                     600           614
Minneapolis & St. Paul Metropolitan Airports Commission,
     Series B (RB) (AMT) (FGIC)
     5.750%, 01/01/10                                       1,000         1,087
Minneapolis & St. Paul Metropolitan Airports
     Commission, Series B,
     Callable 01/01/08 @ 101 (RB) (AMT) (AMBAC)
     5.375%, 01/01/10                                       3,000         3,166
Minneapolis & St. Paul Metropolitan Areas
     Transit Council, Series A (GO)
     5.000%, 02/01/07                                       1,000         1,058

INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Northern Minnesota Municipal Power Agency, Series A,
     Pre-refunded 01/01/03 @ 102 (RB) (AMBAC)
     5.700%, 01/01/05 (B)                             $     1,000    $    1,058
Robbinsdale, Minnesota Independent School
     District #281 (GO) (MSDCEP)
     5.000%, 02/01/09                                       1,250         1,320
Robbinsdale, Minnesota Independent School
     District #281, Callable 02/01/09 @ 100
     (GO) (MSDCEP)
     5.250%, 02/01/12                                       1,435         1,513
St. Paul Housing & Redevelopment Authority,
     Tax Increment Revenue,
     Callable 08/01/06 @ 102.5 (AMBAC)
     6.400%, 02/01/07                                       1,195         1,343
     6.400%, 08/01/07                                       1,205         1,366
     6.450%, 08/01/08                                       1,275         1,442
     6.500%, 02/01/09                                       1,315         1,484
                                                                     -----------
                                                                         18,603
                                                                     -----------
MISSOURI -- 1.2%
Kansas City School District Building Authority,
     Capital Improvements Project, Series A,
     Callable 05/07/01 @ 102 (RB) (MLO) (FGIC)
     6.400%, 02/01/02                                       2,000         2,045
St. Louis Industrial Development Authority, Convention
     Center Project, Series A,
     Callable 12/15/10 @ 102 (RB) (AMT)
     7.000%, 12/15/15                                       2,000         2,098
                                                                     -----------
                                                                          4,143
                                                                     -----------
NEBRASKA -- 3.0%
Buffalo County Hospital Authority #1, Good Samaritan
     Hospital Project, Callable 05/07/01 @ 101,
     Escrowed to Maturity (RB)
     6.375%, 11/01/03                                          80            84
Douglas County Hospital Authority #1,
     Immanuel Medical Center (RB) (AMBAC)
     4.600%, 09/01/04                                       1,255         1,291
Douglas County Hospital Authority #1,
     Immanuel Medical Center,
     Callable 09/01/07 @ 102 (RB) (AMBAC)
     4.800%, 09/01/08                                       1,400         1,453
Douglas County School District (GO)
     4.750%, 12/15/07 (C)                                   1,200         1,256
Municipal Energy Agency of Nebraska,
     Series A (RB) (AMBAC)
     5.450%, 04/01/02                                         750           767
Nebraska Educational Finance Authority,
     Creighton University Project,
     Callable 01/01/06 @ 101 (RB) (AMBAC)
     5.600%, 01/01/07                                       2,500         2,692
Nebraska Educational Telecommunication Commission,
     Leasing Project, Series 2000 (RB)
     6.000%, 02/01/06                                       1,275         1,385


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     19)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Omaha Northwest Library Facilities Corporation,
     Callable 08/15/07 @ 102 (RB) (MLO)
     5.250%, 08/15/12                                 $       975    $    1,028
Omaha, Pre-refunded 09/01/01 @ 102 (GO)
     5.900%, 09/01/02 (B)                                     500           516
                                                                     -----------
                                                                         10,472
                                                                     -----------
NEVADA -- 0.6%
Clark County School District, Building & Renovation,
     Series B, Callable 06/15/07 @ 101 (GO) (FGIC)
     5.750%, 06/15/08                                       1,000         1,092
Washoe County School District,
     Callable 08/01/02 @ 101 (GO) (MBIA)
     5.700%, 08/01/03                                       1,000         1,038
                                                                     -----------
                                                                          2,130
                                                                     -----------
NEW JERSEY -- 1.2%
New Jersey State (GO)
     5.900%, 08/01/02                                       1,000         1,035
New Jersey State Transportation Trust Fund Authority,
     Series A (RB)
     5.500%, 06/15/08                                       2,000         2,186
New Jersey State Turnpike Authority, Series A,
     Callable 05/07/01 @ 102 (RB) (AMBAC)
     6.750%, 01/01/08                                       1,000         1,023
                                                                     -----------
                                                                          4,244
                                                                     -----------
NEW MEXICO -- 0.7%
Albuquerque Joint Water & Sewer Systems, Series A (RB)
     5.250%, 07/01/09                                       2,200         2,361
Farmington Utility Systems, Callable 05/07/01 @ 100,
     Escrowed to Maturity (RB)
     10.000%, 01/01/02                                        130           136
                                                                     -----------
                                                                          2,497
                                                                     -----------
NEW YORK -- 1.4%
Hempstead Town Industrial Development Agency,
     Callable 12/01/06 @ 102 (RB) (MBIA)
     5.000%, 12/01/08                                       2,000         2,115
New York State Dormitory Authority, Mental
     Health Services Facilities,
     Callable 08/15/10 @ 100 (RB) (FSA)
     5.750%, 02/15/11                                       1,200         1,336
New York State Environmental Facilities Corporation,
     Pollution Control, Callable 11/15/04 @102 (RB)
     6.400%, 05/15/06                                       1,250         1,384
                                                                     -----------
                                                                          4,835
                                                                     -----------
NORTH DAKOTA -- 0.4%
Fargo Health Systems, Meritcare Obligated Group,
     Series A (RB) (FSA)
     5.000%, 06/01/09                                         715           750
North Dakota State Industrial Commission,
     Lignite Program, Series A (RB)
     5.750%, 11/15/05                                         500           526
North Dakota State Student Loan, Series A,
     Callable 05/07/01 @ 101 (RB) (AMBAC)
     6.900%, 07/01/01                                           5             5

INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
North Dakota State Student Loan, Series A,
     Escrowed to Maturity (RB)
     6.100%, 07/01/01                                 $        25    $       25
                                                                     -----------
                                                                           1,306
                                                                     -----------
OHIO -- 2.8%
Franklin County Health Care, Friendship Village,
     Callable 08/15/08 @ 101 (RB)
     5.250%, 08/15/18                                       2,000         1,590
Lorain County Hospital Revenue,
     Catholic Healthcare Partners, Series B,
     Callable 09/01/07 @ 102 (RB) (MBIA)
     5.375%, 09/01/09                                       1,000         1,078
Ohio State Building Authority, Administration
     Building Fund Project, Series A,
     Callable 10/01/08 @ 101 (RB) (MLO)
     5.250%, 10/01/09                                       3,000         3,229
Ohio State Building Authority, Adult Correctional
     Facilities Project, Series A (RB) (MLO) (MBIA)
     5.500%, 10/01/04                                       1,000         1,064
Richland County Hospital Facilities, Series A (RB)
     5.450%, 11/15/04                                         690           711
     5.500%, 11/15/05                                         725           750
     5.550%, 11/15/06                                         765           793
     5.650%, 11/15/08                                         595           617
                                                                     -----------
                                                                          9,832
                                                                     -----------
OKLAHOMA -- 3.1%
Oklahoma County Housing Finance Authority,
     Series B, Zero Coupon Bond,
     Pre-refunded 03/01/06 @ 56.92 (RB)
     5.740%, 07/01/12 (A) (B)                               3,690         1,715
Oklahoma Housing Finance Agency, Series A-2,
     Callable 05/01/05 @ 100 (RB) (FNMA)
     5.500%, 11/01/25                                       3,000         3,075
Tulsa County Independent School District #9 (GO)
     5.750%, 06/01/04                                       2,000         2,130
Tulsa Educational Facilities Authority,
     Holland Hall School Project, Series B,
     Callable 12/01/08 @ 101 (RB)
     4.600%, 12/01/09                                       1,195         1,192
Tulsa Metropolitan Utility Authority,
     Callable 09/01/05 @ 102 (RB)
     5.600%, 09/01/06                                       1,000         1,083
Tulsa Municipal Airport Trust, Series A,
     Callable 12/01/04 @ 100 (RB) (AMT)
     5.800%, 06/01/35                                       1,500         1,522
                                                                     -----------
                                                                         10,717
                                                                     -----------
OREGON -- 2.3%
Lane County School District #19, Springfield,
     Pre-refunded 10/15/04 @ 101 (GO) (MBIA)
     5.900%, 10/15/06 (B)                                   1,000         1,088
Lane County School District #52, Bethel (GO) (SBGT)
     5.500%, 06/15/09                                       1,000         1,091
Polk, Marion & Benton Counties, School
     District #13-J (GO) (FGIC)
     5.500%, 12/01/04                                       1,015         1,083

The accompanying notes are an integral part of the financial statements.


(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Portland Community College District, Series A,
     Pre-refunded 07/01/02 @ 100 (GO)
     6.000%, 07/01/12 (B)                             $       500    $      517
Washington County Criminal Justice Facilities,
     Pre-refunded 12/01/04 @ 100 (GO)
     5.625%, 12/01/05 (B)                                     900           965
Washington County Unified Sewer Agency,
     Series 1 (RB) (FGIC)
     5.750%, 10/01/08                                       2,000         2,214
Yamhill County School District #40 (GO) (FGIC)
     5.375%, 06/01/04                                       1,000         1,055
                                                                     -----------
                                                                          8,013
                                                                     -----------
PENNSYLVANIA -- 2.0%
Erie County Prison Authority,
     Pre-refunded 11/01/01 @ 100
     (RB) (MLO) (MBIA)
     6.600%, 11/01/02 (B)                                   1,000         1,020
     6.700%, 11/01/03 (B)                                   1,000         1,020
Governor Mifflin School District,
     Pre-refunded 02/01/02 @ 100
     (GO) (AMBAC)
     6.500%, 02/01/13 (B)                                   2,000         2,055
Montgomery County, Industrial Development Authority,
     PECO Energy Project, Series A,
     Mandatory Put 10/01/04 @ 100 (RB)
     5.200%, 10/01/30                                       2,000         2,026
Northumberland County, Commonwealth Lease,
     Pre-refunded 10/15/01 @100
     (RB) (MLO) (MBIA)
     6.600%, 10/15/02 (B)                                   1,000         1,019
                                                                     -----------
                                                                          7,140
                                                                     -----------
PUERTO RICO -- 0.4%
Puerto Rico Electric Power Authority,
     Series AA (RB) (MBIA)
     6.000%, 07/01/06                                       1,000         1,113
Puerto Rico Housing Finance Corporation,
     Single Family Mortgages,
     Series A (RB) (AMT) (GNMA)
     6.000%, 02/01/02                                         110           112
                                                                     -----------
                                                                          1,225
                                                                     -----------
RHODE ISLAND -- 0.3%
Rhode Island Depositors Economic Protection
     Corporation, Series A (RB) (FSA)
     6.250%, 08/01/03                                       1,000         1,064
                                                                     -----------
SOUTH CAROLINA -- 0.5%
South Carolina State Public Service Authority,
     Series A (RB) (MBIA)
     5.500%, 01/01/10                                       1,665         1,816
                                                                     -----------
SOUTH DAKOTA -- 1.3%
Deadwood, South Dakota (COP)
     5.500%, 11/01/07                                         800           841
     5.600%, 11/01/08                                         845           893

INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
South Dakota State Health & Educational Facilities
     Authority, Westhills Village Retirement (RB)
     5.500%, 09/01/04                                 $       640    $      635
     5.650%, 09/01/05                                         665           660
     5.800%, 09/01/06                                         735           726
     5.900%, 09/01/07                                         755           745
                                                                     -----------
                                                                          4,500
                                                                     -----------
TENNESSEE -- 0.1%
Shelby County Health, Educational & Housing Facilities
     Board, St. Jude's Children's Research (RB)
     5.000%, 07/01/09                                         500           522
                                                                     -----------
TEXAS -- 5.1%
Abilene Health Facilities Development, Sears
     Methodist Retirement, Series A (RB)
     5.100%, 11/15/05                                       1,115         1,069
     5.250%, 11/15/06                                       1,175         1,120
     5.300%, 11/15/07                                       1,000           936
     5.350%, 11/15/08                                       1,300         1,212
Dallas-Fort Worth International Airport Facility
     Improvement Corporation, American Airlines,
     Series B, Mandatory Put 11/01/05 @ 100
     (RB) (AMT)
     6.050%, 05/01/29                                       2,000         2,052
Galveston County Special Tax Revenue,
     Pre-refunded 08/01/01 @ 100 (GO) (MBIA)
     6.400%, 02/01/05 (B)                                     185           187
Galveston County Special Tax Revenue,
     Pre-refunded 08/01/01 @ 100,
     Escrowed to Maturity (GO) (MBIA)
     6.400%, 02/01/05 (B)                                     315           346
Houston Housing Finance Corporation,
     Single Family Mortgages, Series A-1,
     Callable 12/01/06 @ 102 (RB)
     8.000%, 06/01/14                                         585           631
Irving Independent School District, Series A,
     Zero Coupon Bond (GO) (PSFG)
     5.000%, 02/15/09 (A)                                   6,190         4,360
North Central Health Facilities Authority,
     Retirement Facility, Series A (RB)
     7.000%, 11/15/10                                       4,000         3,912
Nueces County Housing Finance Corporation,
     Dolphins Landing Apartments Project, Series A,
     Callable 07/01/10 @ 102 (RB)
     6.750%, 07/01/20                                       1,910         1,935
                                                                     -----------
                                                                         17,760
                                                                     -----------
UTAH -- 1.0%
Salt Lake County Municipal Building Authority,
     Series A (RB) (MLO)
     6.000%, 10/01/03                                         525           555
Utah State Housing Finance Agency,
     Single Family Mortgages (RB) (FHA) (VA)
     6.350%, 01/01/02                                          35            35
     5.650%, 07/01/06                                         305           314
Utah State Housing Finance Agency,
     Single Family Mortgages, Issue F-1,
     Callable 07/01/05 @102 (RB) (FHA) (VA)
     6.300%, 01/01/18                                         710           750


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     21)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Utah State Housing Finance Agency, Single Family
     Mortgages, Series III, Class R,
     Callable 07/01/06 @ 102 (RB) (FHA) (VA)
     5.950%, 07/01/08                                 $     1,665    $    1,799
                                                                     -----------
                                                                          3,453
                                                                     -----------
VIRGINIA -- 1.6%
Riverside Regional Jail Authority,
     Callable 07/01/05 @ 102 (RB) (MBIA)
     5.700%, 07/01/08                                         905           979
Riverside Regional Jail Authority,
     Pre-refunded 07/01/05 @ 102 (RB) (MBIA)
     5.700%, 07/01/08 (B)                                   1,095         1,202
Virginia State Housing Development Authority,
     Series D, Callable 07/01/05 @ 102 (RB)
     6.100%, 01/01/14                                       1,110         1,176
Virginia State Housing Development Authority,
     Series H (RB)
     6.200%, 07/01/04                                       1,000         1,027
Virginia State Peninsula Regional Jail Authority,
     Callable 10/01/05 @ 101 (RB) (MBIA)
     5.300%, 10/01/09                                       1,000         1,057
                                                                     -----------
                                                                          5,441
                                                                     -----------
WASHINGTON -- 12.5%
Clark County Public Utility District #1,
     Callable 07/01/01 @ 102 (RB) (FGIC)
     6.100%, 01/01/02                                         750           766
Clark County School District #37, Vancouver (GO) (FSA)
     5.250%, 12/01/14                                       1,515         1,617
Clark County School District #37, Vancouver,
     Callable 12/01/02 @ 100 (GO)
     6.100%, 12/01/04                                       1,000         1,043
Conservation & Renewable Energy Systems,
     Washington Conservation Project (RB)
     5.650%, 10/01/03                                         700           735
Grant County Public Utility District #2, Series A (RB)
     5.750%, 01/01/02                                         670           682
Island County School District #206, South Widbey,
     Callable 12/01/04 @ 100 (GO) (AMBAC)
     5.750%, 12/01/06                                         700           744
King County Public Hospital District #4,
     Callable 12/01/02 @ 100 (GO)
     5.800%, 12/01/03                                         910           942
King County School District #403, Renton,
     Pre-refunded 12/01/02 @ 101 (GO)
     6.050%, 12/01/03 (B)                                     875           922
King County School District #408, Auburn (GO)
     6.200%, 12/01/02                                         515           538
King County School District #415, Kent,
     Pre-refunded 06/01/04 @ 100 (GO) (AMBAC)
     6.450%, 06/01/06 (B)                                     920         1,000
King County, Series B, Callable 12/01/07 @ 102 (GO)
     5.850%, 12/01/13                                       3,000         3,282
Kitsap County School District #401, Central Kitsap,
     Pre-refunded 12/01/02 @ 101 (GO)
     6.625%, 12/01/08 (B)                                     750           797
Pierce County School District #320, Sumner (GO)
     6.000%, 12/01/06                                       1,000         1,068

INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Pierce County School District #401, Peninsula,
     Series A (GO)
     5.950%, 12/01/01                                 $       640    $      651
Pierce County School District #403, Bethel,
     Callable 12/01/01 @ 100 (GO)
     6.200%, 12/01/02                                       1,285         1,308
Pierce County School District #403, Bethel,
     Callable 12/01/02 @ 100 (GO)
     6.350%, 12/01/04                                         500           523
Port Seattle Passenger Facility Charge,
     Series B (RB) (AMT) (AMBAC)
     5.000%, 12/01/07                                       1,000         1,042
Port Tacoma, Series A (GO)
     6.300%, 06/01/01                                         790           794
Snohomish County Housing Authority,
     Callable 04/01/06 @ 100 (RB)
     6.300%, 04/01/16                                       1,035         1,067
Snohomish County Public Utilities District #1,
     Callable 11/01/01 @ 100 (RB)
     5.850%, 11/01/17                                       1,000         1,001
Snohomish County School District #2, Everett,
     Callable 12/01/03 @ 102 (GO) (MBIA)
     6.000%, 12/01/06                                         850           910
Snohomish County School District #2, Everett,
     Pre-refunded 12/01/03 @ 102 (GO) (MBIA)
     6.000%, 12/01/06 (B)                                     950         1,031
Snohomish County School District #2, Everett, Series A,
     Callable 06/01/01 @ 100 (GO)
     6.700%, 06/01/02                                       1,200         1,207
Snohomish County School District #6, Mukilteo (GO)
     6.250%, 12/01/01                                         900           918
Snohomish County School District #6, Mukilteo,
     Pre-refunded 06/01/01 @ 100 (GO)
     6.800%, 12/01/04 (B)                                     900           905
Snohomish County Solid Waste,
     Pre-refunded 12/01/01 @ 102 (GO) (MBIA)
     6.800%, 12/01/03 (B)                                     650           678
South Columbia Basin Irrigation District (RB)
     5.800%, 12/01/01                                         500           509
Spokane County Regional Solid Waste Management,
     Callable 12/01/02 @ 102 (RB) (AMBAC)
     6.400%, 12/01/03                                         800           849
Spokane County School District #356, Central Valley,
     Series B, Zero Coupon Bond (GO) (FGIC)
     5.030%, 12/01/14 (A)                                   8,690         4,424
Spokane County School District #81, Spokane (GO)
     5.900%, 12/01/02                                       1,000         1,042
Spokane County Sewer, Callable 06/01/02 @ 100 (RB)
     6.150%, 06/01/05                                       1,470         1,516
Tacoma Electric Systems,
     Callable 01/01/02 @ 102 (RB) (AMBAC)
     6.000%, 01/01/06                                       1,215         1,261
Tacoma Electric Systems,
     Pre-refunded 01/01/04 @ 100 (AMBAC)
     6.000%, 01/01/06 (B)                                     185           197
Tacoma Utility, Pre-refunded 12/01/01 @ 101
     (RB) (MBIA)
     6.200%, 12/01/03 (B)                                     575           592

The accompanying notes are an integral part of the financial statements.


(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Tacoma, Series A, Callable 07/01/02 @ 100 (GO)
     5.900%, 07/01/03                                 $       600    $      617
Thurston County School District #111, Olympia,
     Pre-refunded 12/01/02 @ 100 (GO)
     6.700%, 12/01/03 (B)                                   1,000         1,055
Washington State Housing Finance, Hearthstone Project,
     Callable 01/01/05 @ 102 (RB)
     6.000%, 01/01/10                                         810           875
Washington State Housing Finance, Single Family
     Mortgages, Callable 07/01/01 @ 102
     (RB) (FNMA) (GNMA)
     6.700%, 07/01/02                                         125           127
Washington State Public Power Supply System,
     Nuclear Project #2, Series A,
     Callable 07/01/06 @ 102 (RB) (AMBAC)
     5.700%, 07/01/11                                       1,000         1,078
Washington State, Series C (GO)
     5.500%, 07/01/14                                       2,275         2,481
Washington State, Series R-92 (GO)
     6.200%, 09/01/01                                       1,000         1,013
                                                                     -----------
                                                                         43,807
                                                                     -----------
WISCONSIN -- 2.5%
Hartford Promisory Notes,
     Callable 09/01/08 @ 100 (GO) (FSA)
     5.250%, 09/01/09                                       1,575         1,679
Milwaukee County, Series A,
     Callable 09/01/02 @ 100 (GO)
     5.550%, 09/01/03                                       1,700         1,749
     5.875%, 09/01/07                                         500           516
Walworth County Promisory Notes,
     Callable 04/01/08 @ 100 (GO)
     5.500%, 04/01/09                                       1,500         1,617
Wisconsin State Health & Education Facilities Authority,
     Aurora Health Care, Series A,
     Callable 02/15/09 @ 101 (RB)
     5.500%, 02/15/20                                       1,500         1,318
Wisconsin State Health & Education Facilities Authority,
     Monroe Clinic (RB)
     4.450%, 02/15/06                                         925           903
     4.700%, 02/15/09                                       1,060         1,006
                                                                     -----------
                                                                          8,788
                                                                     -----------
WYOMING -- 0.2%
Sweetwater County, Pacific Power & Light Project,
     Pre-refunded 12/01/01 @ 100 (RB) (B)
     6.500%, 12/01/07                                         700           715
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $330,755)                                                    343,672
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 0.7%
First American Tax Free Obligations Fund (D)            2,457,621         2,458
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,458)                                                        2,458
                                                                     -----------

TOTAL INVESTMENTS -- 99.0%
     (Cost $333,213)                                                    346,130
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 1.0%                                3,638
                                                                     -----------

INTERMEDIATE TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 858,549
     outstanding shares                                              $    9,435
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 31,536,478
     outstanding shares                                                 329,252
Undistributed net investment income                                         161
Accumulated net realized loss on investments                             (1,997)
Net unrealized appreciation of investments                               12,917
                                                                     -----------
NET ASSETS -- 100.0%                                                 $  349,768
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.81
Maximum sales charge of 2.50% (E)                                          0.27
                                                                     -----------
Offering price per share--Class A                                    $    11.08
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.80
                                                                     -----------

(A)The rate shown is the effective yield at the time of purchase.
(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(C)At March 31, 2001, the cost of securities purchased on a when issued basis was: Douglas County School District, of $1,248,516.
(D)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $25,736,646 which represents 7.4% of net assets.
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Authority
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
PSFG--Permanent School Fund Guaranty
RB--Revenue Bond
SBGT--School Board Guaranty Trust
VA--Veterans Administration


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     23)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

MINNESOTA INTERMEDIATE TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%
REVENUE BONDS -- 53.7%
AUTHORITY -- 1.3%
St. Paul Port Authority, Hotel Facilities,
     Radisson Kellogg Project, Series 2
     6.700%, 08/01/07                                 $     1,800    $    1,788
St. Paul Port Authority, Hotel Facilities,
     Radisson Kellogg Project, Series 2,
     Callable 08/01/08 @ 103
     6.875%, 08/01/10                                       1,685         1,682
                                                                     -----------
                                                                          3,470
                                                                     -----------
BUILDING -- 0.6%
Washington County Housing & Redevelopment Authority,
     Jail Facility, Callable 02/01/03 @ 100 (MBIA) (MLO)
     5.400%, 02/01/08                                       1,580         1,616
                                                                     -----------
ECONOMIC DEVELOPMENT -- 1.6%
Minnesota State Agricultural & Economic Development
     Board, Small Business Development,
     Series B (AMT)
     6.500%, 08/01/08                                       1,335         1,385
Minnesota State Agricultural & Economic Development
     Board, Small Business Development, Series B,
     Pre-refunded 08/01/04 @100 (AMT) (A)
     5.500%, 08/01/10                                       1,525         1,609
Minnesota State Agricultural & Economic Development
     Board, Small Business Development,
     Series C (AMT)
     6.625%, 08/01/08                                       1,210         1,264
                                                                     -----------
                                                                          4,258
                                                                     -----------
EDUCATION -- 3.4%
Minnesota State Higher Education Facilities Authority,
     Augsburg College, Series 4
     4.500%, 10/01/06                                         505           508
     4.850%, 10/01/09                                         520           524
Minnesota State Higher Education Facilities Authority,
     Augsburg College, Series 4,
     Callable 10/01/09 @ 100
     5.000%, 10/01/11                                         500           501
     5.000%, 10/01/12                                         500           496
Minnesota State Higher Education Facilities Authority,
     Carleton College, Series 3,
     Callable 05/01/06 @ 100
     5.750%, 11/01/12                                       1,375         1,463
Minnesota State Higher Education Facilities Authority,
     St. Benedict College, Callable 03/01/07 @ 100
     4.875%, 03/01/08                                       1,000         1,014
     5.100%, 03/01/11                                       2,885         2,904
Minnesota State Higher Education Facilities Authority,
     St. John's University, Series 5-I
     5.000%, 10/01/11                                         455           475

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Minnesota State Higher Education Facilities Authority,
     St. John's University, Series 5-I,
     Callable 10/01/11 @ 100
     5.000%, 10/01/12                                 $       480    $      496
Minnesota State Higher Education Facilities Authority,
     University of St. Thomas, Series 4,
     Callable 04/01/08 @ 100
     5.250%, 04/01/12                                         385           400
                                                                     -----------
                                                                          8,781
                                                                     -----------
HEALTHCARE -- 11.5%
Austin Housing & Redevelopment Authority, Gerard
     Project Health Care Facilities,
     Callable 09/01/09 @ 102
     6.625%, 09/01/19                                       1,540         1,409
Cuyuna Range Hospital District, Series A,
     Callable 06/01/07 @ 102
     5.500%, 06/01/10                                         435           402
     5.650%, 06/01/12                                         940           856
Duluth Economic Development Authority, Health Care
     Facility, Escrowed to Maturity (AMBAC)
     6.100%, 11/01/04                                         250           272
Duluth Economic Development Authority, Health Care
     Facility, Pre-refunded 11/01/02 @ 102 (AMBAC)
     6.100%, 11/01/04 (A)                                     650           691
Glencoe Health Care Facilities,
     Callable 04/01/11 @ 101
     7.400%, 04/01/21 (D)                                   1,000         1,000
Hastings Health Care Facility, Regina Medical Center,
     Callable 09/15/08 @ 100 (ACA)
     5.000%, 09/15/13                                         500           472
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Healthspan, Series A,
     Callable 11/15/03 @ 102 (AMBAC)
     5.000%, 11/15/13                                       1,000         1,011
Minnesota Agricultural & Economic Development Board,
     Benedictine Health, Series A (MBIA)
     5.000%, 02/15/10                                       3,815         4,004
Minnesota Agricultural & Economic Development Board,
     Fairview Hospital Project, Series A,
     Callable 11/15/07 @ 102 (MBIA)
     5.400%, 11/15/08                                       1,000         1,084
     5.500%, 11/15/17                                       1,500         1,555
     5.750%, 11/15/26                                         500           521
New Hope Housing & Health Care Facilities, Masonic
     Home North Ridge
     5.000%, 03/01/04                                         330           324
     5.100%, 03/01/05                                         550           535
     5.200%, 03/01/06                                         645           624
     5.300%, 03/01/07                                         685           659
New Hope Housing & Health Care Facilities, Masonic
     Home North Ridge, Callable 03/01/09 @ 102
     5.500%, 03/01/10                                         500           469
Plymouth Health Facilities, Westhealth Project, Series A,
     Callable 06/01/04 @ 102 (CGIC) (FSA)
     6.200%, 06/01/11                                       1,360         1,481

The accompanying notes are an integral part of the financial statements.


(24     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Rochester, St. Mary's Hospital, Escrowed to Maturity,
     Callable 10/01/01 @ 100
     5.750%, 10/01/07                                 $     1,895    $    2,010
St. Cloud Health Care (FSA)
     5.500%, 05/01/07                                         500           542
     5.500%, 05/01/08                                       1,450         1,576
St. Louis Park Health Care Facilities,
     Callable 07/01/03 @ 102 (AMBAC)
     4.600%, 07/01/05                                       6,000         6,074
St. Paul Housing & Redevelopment Authority, Health
     Care Facility, Regions Hospital Project
     5.000%, 05/15/06                                       1,000           984
     5.000%, 05/15/08                                       1,195         1,151
                                                                     -----------
                                                                         29,706
                                                                     -----------
HOUSING -- 4.6%
Coon Rapids Multifamily Housing, Woodland North
     Apartments, Callable 12/01/03 @ 100 (FHA)
     5.625%, 12/01/09                                         380           384
Coon Rapids Single Family Housing,
     Callable 09/01/04 @ 102
     5.900%, 09/01/06                                         330           336
Dakota County Housing & Redevelopment
     Authority, Single Family Mortgages,
     Callable 04/01/04 @ 102 (AMT) (FNMA)
     6.250%, 10/01/04                                         600           616
Dakota County Housing & Redevelopment
     Authority, Single Family Mortgages,
     Callable 10/01/07 @ 101.5 (AMT) (GNMA)
     5.125%, 10/01/20                                         855           872
Dakota County Housing & Redevelopment Authority,
     South St. Paul, Callable 05/07/01 @ 100
     (FHA) (GNMA) (VA)
     7.250%, 03/01/06                                         215           216
Dakota, Washington & Stearns Counties Housing &
     Redevelopment Authority, Single Family Mortgages,
     Series A, Callable 03/01/04 @ 102 (AMT) (FNMA)
     6.000%, 09/01/04                                          55            56
     6.500%, 09/01/10                                         120           123
Minneapolis & St. Paul Housing Finance Board,
     Single Family Mortgages, Series A,
     Callable 10/01/05 @ 100 (AMT) (FHA) (GNMA) (VA)
     7.875%, 12/01/12                                          85            85
Minneapolis Mortgage, Zero Coupon Bond,
     Callable 10/01/05 @ 100
     7.103%, 10/01/12 (B)                                   2,950         1,395
Minnesota State Housing Finance Agency,
     Rental Housing, Series D (MBIA)
     5.050%, 08/01/03                                         775           792
     5.150%, 08/01/04                                         750           773
Minnesota State Housing Finance Agency,
     Rental Housing, Series D,
     Callable 02/01/05 @ 102 (MBIA)
     5.450%, 08/01/07                                       2,345         2,456
Minnesota State Housing Finance Agency,
     Single Family Mortgages, Series B,
     Callable 07/01/09 @ 100 (AMT)
     5.550%, 07/01/24                                       1,000         1,048
Minnesota State Housing Finance Agency,
     Single Family Mortgages, Series C,
     Callable 05/07/01 @ 102 (FHA) (VA)
     6.600%, 07/01/02                                          65            66

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Moorhead Economic Development Authority,
     Eventide Senior Housing, Series B,
     Callable 06/01/04 @ 102
     5.750%, 06/01/16                                 $     1,360    $    1,153
South St. Paul Housing & Redevelopment Authority,
     Single Family Mortgages,
     Callable 09/01/03 @ 100 (FNMA)
     5.100%, 09/01/07                                         720           745
St. Louis Park Housing & Redevelopment Authority,
     Single Family Mortgages,
     Callable 05/07/01 @ 100 (GNMA)
     6.500%, 10/20/03                                          99           101
Vadnais Heights, Single Family Mortgages
     5.500%, 11/01/04                                         400           408
     6.000%, 11/01/09                                         235           243
                                                                     -----------
                                                                         11,868
                                                                     -----------
IMPROVEMENTS -- 0.2%
Minnesota State Retirement Systems Building,
     Callable 06/01/10 @ 100
     5.450%, 06/01/12                                         550           596
                                                                     -----------
POLLUTION CONTROL -- 2.5%
Minnesota State Public Facilities Authority, Water
     Pollution Control, Callable 03/01/07 @ 100
     5.000%, 03/01/09                                       2,000         2,089
Minnesota State Public Facilities Authority, Water
     Pollution Control, Series A,
     Callable 03/01/08 @ 100
     4.500%, 03/01/10                                       3,700         3,757
Minnesota State Public Facilities Authority, Water
     Pollution Control, Series B,
     Callable 05/07/01 @ 102
     6.350%, 03/01/03                                         500           511
                                                                     -----------
                                                                          6,357
                                                                     -----------
TAX REVENUE -- 6.0%
Bloomington Port Authority, Mall of America Project,
     Series A (FSA)
     4.900%, 02/01/09                                       1,000         1,048
Bloomington Port Authority, Mall of America Project,
     Series A, Pre-refunded 08/01/01 @ 100 (FSA)
     5.450%, 02/01/09 (A)                                     185           186
Minneapolis Community Development Agency,
     Zero Coupon Bond (MBIA)
     6.240%, 03/01/02 (B)                                   5,000         4,847
St. Paul Housing & Redevelopment Authority,
     Callable 08/01/06 @ 102.5 (AMBAC)
     6.450%, 02/01/08                                       1,240         1,402
St. Paul Housing & Redevelopment Authority,
     Downtown & Seventh Place Project, Escrowed to
     Maturity, Callable 09/01/03 @ 101 (AMBAC)
     5.200%, 09/01/04                                       4,000         4,203
St. Paul Housing & Redevelopment Authority,
     Downtown & Seventh Place Project, Escrowed to
     Maturity, Callable 09/01/03 @ 100 (AMBAC)
     5.350%, 09/01/07                                       1,500         1,614


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     25)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
St. Paul Port Authority, Energy Park,
     Tax Increment (FSA)
     5.000%, 02/01/08                                 $     2,100    $    2,214
                                                                     -----------
                                                                         15,514
                                                                     -----------
TRANSPORTATION -- 4.1%
Minneapolis & St. Paul Metropolitan Airports
     Commission, Series B (AMT) (AMBAC)
     5.500%, 01/01/07                                       2,140         2,276
Minneapolis & St. Paul Metropolitan Airports
     Commission, Series B (AMT) (FGIC)
     5.750%, 01/01/10                                       2,880         3,129
Minneapolis & St. Paul Metropolitan Airports
     Commission, Series B, Callable 01/01/08 @ 101
     (AMT) (AMBAC)
     5.500%, 01/01/09                                       2,500         2,672
Minneapolis & St. Paul Metropolitan Airports
     Commission, Series B, Callable 01/01/09 @ 101
     (AMT) (FGIC)
     5.625%, 01/01/14                                       1,000         1,052
Puerto Rico Commonwealth, Highway Transportation
     Authority, Series X (MBIA)
     5.500%, 07/01/13                                       1,250         1,393
                                                                     -----------
                                                                         10,522
                                                                     -----------
UTILITIES -- 17.9%
Anoka County Resource Recovery, Northern States Power
     4.400%, 12/01/05                                       2,000         2,049
Chaska Electric, Series A
     5.500%, 10/01/06                                         610           649
     5.550%, 10/01/07                                         645           689
     5.600%, 10/01/08                                         680           730
     5.650%, 10/01/09                                         720           778
     5.650%, 10/01/10                                         760           821
Minnesota State Public Facilities Authority, Drinking
     Water, Series B, Callable 03/01/09 @ 100
     5.125%, 03/01/19                                       2,000         2,016
Northern Minnesota Municipal Power Agency,
     Electric Systems (FSA)
     5.500%, 01/01/07                                       2,000         2,158
     5.500%, 01/01/08                                       2,115         2,291
Northern Minnesota Municipal Power Agency,
     Electric Systems, Series A (AMBAC)
     5.500%, 01/01/03                                       2,500         2,588
Northern Minnesota Municipal Power Agency,
     Electric Systems, Series A,
     Pre-refunded 01/01/03 @ 102 (AMBAC)
     5.600%, 01/01/04 (A)                                   1,900         2,007
     5.900%, 01/01/07 (A)                                   1,800         1,911
Rochester Electric Utility, Callable 12/01/10 @ 100
     5.000%, 12/01/16                                       1,150         1,157
Southern Minnesota Municipal Power Agency, Series A,
     Callable 01/01/03 @ 102 (FGIC)
     5.000%, 01/01/06                                       1,500         1,558
Southern Minnesota Municipal Power Agency, Series A,
     Callable 01/01/09 @ 101 (AMBAC)
     5.000%, 01/01/11                                       1,270         1,332

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Southern Minnesota Municipal Power Agency,
     Series A, Zero Coupon Bond (MBIA)
     5.257%, 01/01/20 (B)                             $     3,500    $    1,312
     5.275%, 01/01/21 (B)                                   5,000         1,769
Southern Minnesota Municipal Power Agency,
     Series B, Callable 01/01/04 @ 102  (MBIA)
     4.850%, 01/01/07                                       1,875         1,947
St. Cloud Water & Sewer, Series A
     6.000%, 08/01/02                                       1,000         1,023
St. Paul Sewer, Callable 06/01/03 @ 100 (AMBAC)
     5.350%, 12/01/04                                       3,000         3,111
     5.450%, 12/01/05                                       5,000         5,182
Western Minnesota Municipal Power Agency,
     Callable 01/01/03 @ 100 (AMBAC)
     6.500%, 01/01/04                                       1,980         2,025
Western Minnesota Municipal Power Agency,
     Series A, Callable 01/01/06 @ 102 (AMBAC)
     5.500%, 01/01/11                                       5,000         5,328
     5.500%, 01/01/13                                       2,000         2,113
                                                                     -----------
                                                                         46,544
                                                                     -----------
TOTAL REVENUE BONDS                                                     139,232
                                                                     -----------
GENERAL OBLIGATIONS -- 40.3%
Anoka County Capital Improvements, Series B
     4.550%, 01/01/11                                       1,960         1,985
Anoka County Capital Improvements, Series C,
     Callable 02/01/02 @ 100
     5.550%, 02/01/05                                       2,000         2,030
Anoka-Hennepin Independent School District #11,
     Series A, (MSDCEP)
     5.000%, 02/01/09                                       1,775         1,871
Anoka-Hennepin Independent School District #11,
     Series A, Callable 02/01/10 @ 100 (MSDCEP)
     5.300%, 02/01/12                                       1,000         1,064
     5.375%, 02/01/13                                         600           637
Anoka-Hennepin Independent School District #11,
     Series A, Callable 02/01/11 @ 100 (MSDCEP)
     5.000%, 02/01/12                                       1,000         1,043
Anoka-Hennepin Independent School District #11,
     Series C, Callable 02/01/03 @ 100
     (FGIC) (MSDCEP)
     4.875%, 02/01/07                                       3,300         3,352
Becker Tax Increment, Series D,
     Callable 08/01/04 @ 100 (AMT) (MBIA)
     6.000%, 08/01/07                                       3,955         4,070
Bloomington Independent School District #271,
     Series B, Callable 02/01/10 @ 100 (MSDCEP)
     5.250%, 02/01/11                                       1,000         1,070
Burnsville Independent School District #191,
     Series A (MSDCEP)
     5.000%, 02/01/08                                         300           317
Burnsville Independent School District #191,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.000%, 02/01/09                                       1,225         1,286
Chaska Independent School District #112,
     Series A (MSDCEP)
     4.800%, 02/01/10                                       1,120         1,166

The accompanying notes are an integral part of the financial statements.


(26     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Dakota County Capital Improvements, Series C
     4.850%, 02/01/10                                 $     1,000    $    1,044
Eden Prairie Water & Sewer, Series A,
     Zero Coupon Bond
     4.459%, 12/01/06 (B)                                   2,090         1,657
Forest Lake Independent School District #831,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.000%, 02/01/09                                       1,115         1,170
Fridley School District #14,
     Callable 02/01/05 @ 100 (FSA)
     5.350%, 02/01/26                                       5,000         5,044
Hastings Independent School District #200, Series A,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.000%, 02/01/11                                       1,095         1,138
Lakeville Independent School District #194,
     Callable 02/01/09 @ 100 (MSDCEP)
     5.000%, 02/01/16                                       2,000         2,021
Lakeville Independent School District #194, Series A,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.125%, 02/01/22                                       5,000         5,004
Mankato, Series A, Callable 02/01/09 @ 100 (FSA)
     4.750%, 02/01/11                                         705           727
Minneapolis & St. Paul Metropolitan Airports Commission,
     Series 8, Callable 01/01/02 @ 100 (AMT)
     6.100%, 01/01/03                                       1,500         1,527
     6.350%, 01/01/04                                       2,500         2,549
Minneapolis School District #1 (MSDCEP)
     4.500%, 02/01/08                                       1,450         1,489
Minneapolis School District #1,
     Callable 02/01/06 @ 100 (MSDCEP)
     5.000%, 02/01/07                                       1,000         1,045
     5.000%, 02/01/07                                       1,025         1,071
Minneapolis, Series B, Callable 09/01/05 @ 100
     5.050%, 03/01/06                                       6,000         6,317
Minneapolis, Series C, Callable 04/01/02 @ 102
     6.150%, 10/01/05                                       2,400         2,513
Minneapolis, Series C, Pre-refunded 03/01/02 @ 100
     6.250%, 03/01/03 (A)                                   1,000         1,028
     6.350%, 03/01/04 (A)                                   1,200         1,235
Minnesota State Public Improvements,
     Callable 11/01/06 @ 100
     5.000%, 11/01/08                                       1,000         1,066
Minnesota State, Callable 08/01/07 @ 100
     4.800%, 08/01/11                                       2,160         2,223
     4.850%, 08/01/12                                       4,920         5,044
Mounds View Independent School District #621,
     Series A (MSDCEP)
     5.250%, 02/01/10                                       1,230         1,321
Mounds View Independent School District #621,
     Series A, Callable 02/01/11 @ 100 (MSDCEP)
     5.250%, 02/01/12                                       1,000         1,066
     5.350%, 02/01/16                                       1,000         1,043
North St. Paul Independent School District #622,
     Series A, Callable 02/01/07 @100 (MSDCEP)
     5.125%, 02/01/25                                       2,000         1,993
Olmstead County Resource Recovery, Series A,
     Callable 02/01/02 @ 100
     5.800%, 02/01/04                                       1,500         1,529
Osseo Independent School District #279,
     Crossover refunded 02/01/03 @ 100 (FGIC)
     5.400%, 02/01/05 (C)                                   1,525         1,579
Pipestone-Jasper Independent School District #2689,
     Callable 3/01/09 @100 (FGIC)
     5.400%, 03/01/13                                       1,095         1,166

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Puerto Rico Commonwealth (MBIA)
     6.000%, 07/01/14                                 $     1,605    $    1,864
Red Wing Independent School District #256, Series A,
     Crossover refunded 02/01/03 @ 100
     5.250%, 02/01/05 (C)                                   1,010         1,040
Richfield Independent School District #280 (FGIC)
     4.550%, 02/01/03                                       3,110         3,139
Robbinsdale Independent School District #281
     (MSDCEP)
     5.000%, 02/01/08                                       1,000         1,056
Rochester Independent School District #535,
     Callable 02/01/11 @ 100 (MSDCEP)
     5.000%, 02/01/15                                       1,595         1,626
Rosemount Independent School District #196, Series A,
     Crossover refunded 06/01/04 @ 100
     5.625%, 06/01/07 (C)                                   1,400         1,485
Sauk Rapids Independent School District #47, Series B,
     Zero Coupon Bond, Callable 02/01/11 @ 94.63
     (FSA)
     5.573%, 02/01/12 (B)                                   1,790         1,058
Sauk Rapids Independent School District #47, Series B,
     Zero Coupon Bond, Callable 02/01/11 @ 89.37
     (FSA)
     5.700%, 02/01/13 (B)                                   1,055           583
Savage, Series A (FGIC)
     5.200%, 02/01/05                                       1,000         1,053
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
     5.350%, 02/01/07                                       1,000         1,061
     5.500%, 02/01/08                                       1,000         1,062
South Washington County, Minnesota Independent
     School District #833, Series A
     5.500%, 02/01/09                                         500           544
St. Louis Park Independent School District #283,
     Callable 02/01/09 @ 100 (MSDCEP)
     5.250%, 02/01/10                                       1,500         1,600
     5.600%, 02/01/15                                         725           771
St. Paul Independent School District #625, Series B,
     Callable 02/01/04 @ 100
     5.800%, 02/01/07                                       1,000         1,053
St. Paul Independent School District #625,
     Series C (MLO)
     5.850%, 02/01/07                                       1,000         1,056
Stillwater Independent School District #834,
     Callable 02/01/02 @ 100 (FGIC)
     5.200%, 02/01/03                                       2,000         2,029
Stillwater Independent School District #834,
     Callable 02/01/09 @100 (MSDCEP)
     4.750%, 02/01/11                                       2,140         2,199
Virgin Islands Special Tax,
     Pre-refunded 10/01/01 @102
     7.750%, 10/01/06 (A)                                     265           275
Washington County, Raymie Johnson Apartments,
     Series C, Callable 01/01/04 @ 100 (FGIC)
     6.000%, 01/01/10                                       1,340         1,417
West St. Paul Independent School District #197,
     Zero Coupon Bond (MBIA)
     5.896%, 02/01/05 (B)                                   2,000         1,721
Willmar Independent School District #347, Series A,
     Callable 02/01/06 @ 100 (MSDCEP)
     5.150%, 02/01/09                                       1,160         1,209
Willmar Independent School District #347, Series C,
     Crossover refunded 02/01/02 @ 100 (AMBAC)
     6.150%, 02/01/09 (C)                                   1,000         1,024
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                               104,425
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     27)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION -- 5.1%
Eden Prairie Housing & Redevelopment Authority,
     Series A, Callable 12/01/10 @ 100 (MLO)
     5.000%, 12/01/11                                 $       255    $      268
Hennepin County Lease Revenue (MLO)
     4.650%, 11/15/08                                       1,275         1,320
Hennepin County Lease Revenue,
     Callable 11/15/08 @ 100 (MLO)
     5.375%, 11/15/09                                       2,280         2,452
Minneapolis Special School District #1, Series A (MLO)
     4.375%, 02/01/07                                       1,000         1,020
Minneapolis Special School District #1, Series A,
      Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
     5.900%, 02/01/11 (A)                                   2,150         2,352
Minneapolis Special School District #1, Series B,
     Callable 02/01/03 @ 100 (AMBAC) (MLO)
     5.400%, 02/01/04                                       2,000         2,063
     5.500%, 02/01/05                                       2,000         2,062
St. Paul Science Museum, Escrowed to Maturity (MLO)
     7.500%, 12/15/01                                         154           158
Stearns County Housing & Redevelopment Authority,
     Series A, Callable 02/01/08 @ 100 (FSA) (MLO)
     4.950%, 02/01/09                                       1,540         1,610
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                      13,305
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $246,624)                                                    256,962
                                                                     -----------

MONEY MARKET FUND -- 0.3%
Federated Minnesota Municipal Cash Trust                  878,410           878
                                                                     -----------

TOTAL MONEY MARKET FUND
     (Cost $878)                                                            878
                                                                     -----------

TOTAL INVESTMENTS -- 99.4%
     (Cost $247,502)                                                    257,840
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 0.6%                                1,550
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 1,142,759
     outstanding shares                                                  11,544
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 24,598,552
     outstanding shares                                                 237,970
Distribution in excess of net investment income                             (65)
Accumulated net realized loss on investments                               (397)
Net unrealized appreciation of investments                               10,338
                                                                     -----------
NET ASSETS -- 100.0%                                                 $  259,390
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.11
Maximum sales charge of 2.50% (E)                                          0.25
                                                                     -----------
Offering price per share--Class A                                    $    10.36
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.08
                                                                     -----------

MINNESOTA INTERMEDIATE TAX FREE FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(B)The rate shown is the effective yield at the time of the purchase.
(C)Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(D)At March 31, 2001, the cost of securities purchased on a when issued basis was: Glencoe Health Care Facilities of $1,000,000.
(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $24,334,515 which represents 9.4% of net assets.
CGIC--Capital Guaranty Insurance Company
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


(28     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

MINNESOTA TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
REVENUE BONDS -- 73.2%
AUTHORITY -- 1.9%
Minnesota Agricultural & Economic Development Board,
     Series B, Callable 08/01/08 @ 102
     7.250%, 08/01/20                                 $     1,000    $    1,043
St. Paul Port Authority, Radisson Kellogg Project,
     Series 2, Callable 08/01/08 @ 103
     7.375%, 08/01/29                                       2,000         1,978
                                                                     -----------
                                                                          3,021
                                                                     -----------
BUILDING -- 0.8%
Hastings Housing & Redevelopment Authority,
     Crossover refunded 02/01/03 @ 100 (MLO) (A)
     6.500%, 02/01/14                                       1,000         1,054
Washington County, Housing & Redevelopment
     Authority, Jail Facility
     5.000%, 02/01/03                                         255           262
                                                                     -----------
                                                                          1,316
                                                                     -----------
ECONOMIC DEVELOPMENT -- 6.6%
Minnesota Agricultural & Economic Development Board,
     Evangelical Lutheran Project,
     Callable 08/01/10 @ 102
     6.625%, 08/01/25                                       1,500         1,553
Minnesota Agricultural & Economic Development Board,
     Evangelical Lutheran Project,
     Callable 12/01/08 @ 102 (AMBAC)
     5.000%, 12/01/15                                         900           914
Minnesota Agricultural & Economic Development Board,
     Health Care System, Series A,
     Callable 11/15/10 @ 101
     6.375%, 11/15/29                                       5,000         5,235
Minnesota Agricultural & Economic Development Board,
     Small Business Development, Series C,
     Callable 08/01/08 @ 102 (AMT)
     7.250%, 08/01/20                                       1,385         1,391
Minnesota Agricultural & Economic Development Board,
     Small Business Development, Series D,
     Callable 08/01/08 @ 102 (AMT)
     7.250%, 08/01/20                                       1,120         1,096
                                                                     -----------
                                                                         10,189
                                                                     -----------
EDUCATION -- 8.1%
Minneapolis Gateway Project, Series A,
     Callable 12/01/07 @ 100
     5.250%, 12/01/17                                       1,000         1,015
Minnesota State Higher Education Facilities Authority,
     Augsburg College, Series 4-F1,
     Callable 05/01/06 @ 102
     6.250%, 05/01/23                                       1,500         1,553
Minnesota State Higher Education Facilities Authority,
     Carleton College, Series 3-L1,
     Callable 05/01/06 @ 100
     5.750%, 11/01/12                                       1,050         1,117
Minnesota State Higher Education Facilities Authority,
     Carleton College, Callable 11/01/07 @ 100
     5.400%, 11/01/15                                       1,500         1,555

MINNESOTA TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Minnesota State Higher Education Facilities Authority,
     College of Art & Design, Series 5-D,
     Callable 5/01/10 @ 100
     6.625%, 05/01/20                                 $     1,000    $    1,033
Minnesota State Higher Education Facilities Authority,
     College of St. Benedict, Series 3-W,
     Callable 03/01/04 @ 100
     6.200%, 03/01/14                                         460           475
     6.375%, 03/01/20                                         140           144
Minnesota State Higher Education Facilities Authority,
     College of St. Benedict, Series 3-W,
     Pre-refunded 03/01/04 @ 100
     6.200%, 03/01/14 (B)                                     655           702
     6.375%, 03/01/20 (B)                                     360           387
Minnesota State Higher Education Facilities Authority,
     St. John's University, Series 4-L,
     Callable 10/01/07 @ 100
     5.350%, 10/01/17                                         500           507
Minnesota State Higher Education Facilities Authority,
     St. Johns University, Series 5-I,
     Callable 10/01/11 @ 100
     5.250%, 10/01/21                                       1,750         1,750
     5.250%, 10/01/26                                       1,000           993
Minnesota State Higher Education Facilities Authority,
     University of St. Thomas, Series 4-A1,
     Callable 10/01/06 @ 100
     5.625%, 10/01/21                                         500           512
Minnesota State Higher Education Facilities Authority,
     Vermillion Community College,
     Callable 01/01/04 @ 102
     5.750%, 01/01/13                                         710           737
                                                                     -----------
                                                                         12,480
                                                                     -----------
HEALTHCARE -- 16.3%
Chicago Health Facilities Authority,
     Callable 07/01/05 @ 102
     7.300%, 07/01/25                                         400           405
Cuyana Range Hospital District, Series A,
     Callable 06/01/07 @ 102
     6.000%, 06/01/29                                       3,000         2,439
Duluth Economic Development Authority, Health Care
     Facilities, Pre-refunded 11/01/02 @ 100
     (AMBAC)
     6.300%, 11/01/22 (B)                                     145           155
Fergus Falls Health Care Facilities Authority, Series A,
     Callable 11/01/04 @ 102
     7.000%, 11/01/19                                       1,000           962
Glencoe, Regional Health Services Project,
     Callable 04/01/11 @ 101
     7.500%, 04/01/31 (G)                                   1,000         1,000
Glencoe Hospital Board, Callable 08/01/04 @ 102
     6.750%, 04/01/16                                       1,100         1,027
Golden Valley, Covenant Retirement Communities,
     Series A, Callable 12/01/09 @ 101
     5.500%, 12/01/29                                       1,750         1,604
Litchfield Health Care Facilities,
     Pre-refunded 08/01/01 @ 102
     8.750%, 08/01/20 (B)                                     500           519
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Health Care System, Group Health Plan,
     Callable 12/01/04 @100
     6.900%, 10/15/22                                       3,000         3,004


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     29)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Series A (FSA)
     5.600%, 08/15/12                                 $       250    $      264
Minneapolis Nursing Home,
     Pre-refunded 05/01/01 @ 100
     8.000%, 05/01/21 (B)                                     250           251
Minnesota Agricultural & Economic Development
     Board, Benedictine Health, Series A,
     Callable 02/15/10 @ 101 (MBIA)
     5.250%, 02/15/15                                       2,000         2,057
Minnesota Agricultural & Economic Development
     Board, Fairview Hospital Project, Series A,
     Callable 11/15/07 @ 102 (MBIA)
     5.500%, 11/15/11                                         500           540
     5.500%, 11/15/17                                       1,000         1,037
Monticello, Big Lake Community Hospital, Series A
     4.700%, 12/01/03                                         125           125
Monticello, Big Lake Community Hospital, Series A,
     Callable 12/01/09 @ 100
     5.750%, 12/01/19                                       1,000           925
New Hope, Housing & Healthcare Facilities Authority
     4.600%, 03/01/02                                         700           695
Olmstead County, Hiawatha Homes Project,
     Callable 07/01/03 @ 102
     6.500%, 07/01/16                                         205           188
Rochester Health Care Facilities Authority, Mayo
     Foundation, Series A, Callable 05/15/08 @ 101
     5.500%, 11/15/27                                       3,500         3,569
Roseau Area Hospital District,
     Pre-refunded 10/01/01 @ 100
     7.200%, 10/01/11 (B)                                     230           234
     7.200%, 10/01/12 (B)                                     250           255
     7.200%, 10/01/13 (B)                                     250           255
St. Cloud Health Care, St. Cloud Hospital Obligation
     Group, Series A, Callable 05/01/10 @ 101
     5.750%, 05/01/26                                       2,500         2,633
St. Paul Housing & Redevelopment Authority,
     Callable 05/15/09 @ 100
     5.250%, 05/15/18                                       1,000           892
Worthington, Series A, Callable 12/01/02 @ 100
     6.500%, 12/01/10                                         380           365
                                                                     -----------
                                                                         25,400
                                                                     -----------
HOUSING -- 14.8%
Austin Housing & Redevelopment Authority, Series A,
     Callable 01/01/06 @ 102
     7.250%, 01/01/26                                         500           512
Coon Rapids Multifamily Housing, Margaret Place,
     Callable 11/01/07 @ 102
     6.250%, 05/01/18                                         500           479
Coon Rapids Multifamily Housing, Woodland North
     Apartments, Callable 12/01/03 @ 100 (FHA)
     5.625%, 12/01/09                                         795           804
Dakota County Community Development Agency,
     Multifamily Housing, Ebenezer Ridges Project,
     Callable 04/20/11 @ 102 (GNMA)
     5.900%, 04/20/42                                       2,000         2,065

MINNESOTA TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Dakota County Housing & Redevelopment Authority,
     Series A, Callable 05/07/01 @ 101 (GNMA)
     8.100%, 09/01/12                                 $       185    $      187
Eden Prairie Multifamily Housing, Lincoln Park Project,
     Series A-1, Callable 12/20/10 @ 103.5 (GNMA)
     6.400%, 12/20/20                                       1,000         1,059
Eden Prairie Multifamily Housing, Parkway Apartments
     Project, Series A, Callable 02/20/07 @ 104
     5.700%, 08/20/22                                       1,000         1,032
Fairmont Senior Housing Mortgage,
     Callable 07/01/02 @ 102 (GNMA)
     8.500%, 07/01/15                                         900           927
Hopkins Elderly Housing, Series A,
     Callable 10/20/07 @ 102 (GNMA)
     5.600%, 11/20/17                                         500           506
Hopkins, Multifamily Housing Renaissance Project,
     Callable 04/01/07 @102
     6.250%, 04/01/15                                         500           518
Maple Grove Multifamily Housing (WF)
     3.450%, 11/01/31 (C)                                   1,200         1,200
Minneapolis Multifamily Housing, Churchill Project,
     Callable 10/01/11 @ 102 (FHA)
     7.050%, 10/01/22                                         750           772
Minneapolis Multifamily Housing, Seward Towers Project,
     Callable 05/07/01 @ 102 (GNMA)
     7.375%, 12/20/30                                       1,370         1,403
Minnesota State Housing Development Service,
     Callable 02/01/02 @ 102
     7.050%, 08/01/27                                         500           517
Minnesota State Housing Finance Agency,
     Single Family Mortgage, Series C,
     Callable 07/01/09 @ 100 (AMT)
     6.100%, 07/01/30                                       1,000         1,034
Moorhead Economic Development Authority, Series B,
     Callable 06/01/04 @ 102
     6.000%, 06/01/29                                       1,900         1,554
Roseville Housing Facilities Authority,
     Pre-refunded 10/01/03 @ 102
     7.125%, 10/01/13 (B)                                   2,000         2,206
St. Anthony Housing & Redevelopment Authority,
     Callable 05/20/06 @ 102 (GNMA) (FHA)
     6.250%, 11/20/25                                       1,500         1,549
St. Louis Park Multifamily Housing,
     Callable 11/01/08 @ 102 (GNMA) (FHA)
     5.250%, 11/01/20                                         500           492
St. Louis Park Multifamily Housing,
     Callable 12/01/05 @ 102 (FHA)
     6.250%, 12/01/28                                         500           517
St. Paul Housing & Redevelopment Authority,
     Como Lake Project, Series B,
     Callable 05/07/01 @ 100 (FHA) (D)
     7.013%, 03/01/26                                       1,500         1,495
Washington County, Housing & Redevelopment Authority,
     Briar Pond Project, Series A,
     Callable 08/20/09 @ 100
     5.600%, 08/20/34                                       1,000         1,009

The accompanying notes are an integral part of the financial statements.


(30     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
White Bear Lake, Lake Square Housing, Series A,
     Callable 02/01/07 @ 102 (FHA)
     6.000%, 08/01/20                                 $     1,020    $    1,052
                                                                     -----------
                                                                         22,889
                                                                     -----------
IMPROVEMENTS -- 4.9%
Minnesota State Retirement Systems Building,
     Callable 06/01/10 @ 100
     5.875%, 06/01/27                                       7,000         7,559
                                                                     -----------
INDUSTRIAL DEVELOPMENT -- 1.2%
Little Canada Commercial Development,
     Callable 04/01/03 @ 100 (MLO)
     7.100%, 04/01/13                                       1,580         1,586
Shakopee Commercial Development
     7.000%, 06/01/01                                          15            15
     7.000%, 12/01/01                                          15            15
     7.250%, 06/01/02                                          15            15
     7.250%, 12/01/02                                          15            15
     7.350%, 06/01/03                                          15            15
     7.350%, 12/01/03                                          15            15
     7.350%, 06/01/04                                          15            15
     7.350%, 12/01/04                                          20            20
     7.500%, 06/01/05                                          15            15
     7.500%, 12/01/05                                          20            20
     7.500%, 06/01/06                                          20            20
     7.500%, 12/01/06                                          20            20
     7.500%, 06/01/07                                          20            20
     7.500%, 12/01/07                                          25            25
     7.500%, 06/01/08                                          20            20
     7.500%, 12/01/08                                          25            25
                                                                     -----------
                                                                          1,876
                                                                     -----------
POLLUTION CONTROL -- 2.0%
Minnesota State Public Facilities Authority, Water Pollution
     Control, Series A, Callable 03/01/08 @ 100
     4.750%, 03/01/18                                       1,000           973
Minnesota State Public Facilities Authority, Water Pollution
     Control, Series B, Callable 03/01/09 @ 100
     5.125%, 03/01/15                                       2,000         2,052
                                                                     -----------
                                                                          3,025
                                                                     -----------
RECREATIONAL AUTHORITY -- 0.9%
Moorhead, Series A, Pre-refunded 12/01/01 @ 100
     7.750%, 12/01/15 (B)                                   1,165         1,200
Moorhead, Series B
     5.000%, 12/01/02                                         125           125
                                                                     -----------
                                                                          1,325
                                                                     -----------
SCHOOL DISTRICT -- 2.5%
Golden Valley Breck School, Callable 10/01/09 @ 100
     5.750%, 10/01/14                                       1,000         1,074
Victoria Private School Facility, Holy Family Catholic
     High School, Series A, Callable 09/01/09 @ 100
     5.850%, 09/01/24                                       2,000         1,912
     5.875%, 09/01/29                                       1,000           953
                                                                     -----------
                                                                          3,939
                                                                     -----------

MINNESOTA TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TAX REVENUE -- 0.2%
Duluth Economic Development Authority
     8.000%, 08/01/08                                 $       315    $      367
                                                                     -----------
TRANSPORTATION -- 2.1%
Minneapolis & St. Paul Metropolitan Airports Commission,
     Series A, Callable 01/01/10 @ 101 (FGIC)
     5.750%, 01/01/32                                       3,000         3,190
                                                                     -----------
UTILITIES -- 10.9%
Chaska Electric, Series A, Callable 10/01/10 @ 100
     6.100%, 10/01/30                                       5,000         5,241
Rochester Electric Utility, Callable 12/01/10 @ 100
     5.250%, 12/01/24                                       3,000         3,016
     5.250%, 12/01/30                                       2,000         2,000
Southern Minnesota Municipal Power Agency, Series A,
     Callable 01/01/03 @ 102 (MBIA)
     5.000%, 01/01/12                                       1,000         1,018
Southern Minnesota Municipal Power Agency, Series A,
     Power Supply Systems, Zero Coupon Bond
     (MBIA)
     5.800%, 01/01/25 (E)                                   3,700         1,049
Southern Minnesota Municipal Power Agency, Series A,
     Pre-refunded 07/01/16 @ 100 (MBIA)
     5.750%, 01/01/18 (B)                                     850           898
Southern Minnesota Municipal Power Agency, Series A,
     Zero Coupon Bond (MBIA)
     5.151%, 01/01/27 (E)                                   3,000           763
Western Minnesota Municipal Power Agency,
     Escrowed to Maturity (MBIA)
     9.750%, 01/01/16                                         410           623
Western Minnesota Municipal Power Agency,
     Callable 01/01/11 @ 100 (AMBAC)
     5.500%, 01/01/14                                       1,545         1,656
     5.500%, 01/01/15                                         550           585
                                                                     -----------
                                                                         16,849
                                                                     -----------
TOTAL REVENUE BONDS                                                     113,425
                                                                     -----------
GENERAL OBLIGATIONS -- 23.3%
Anoka-Hennepin Independent School District #11,
     Series A, Callable 02/01/10 @ 100
     (FSA) (MSDCEP)
     5.750%, 02/01/17                                       1,000         1,073
Becker Independent School District #726, Series A,
     Callable 02/01/10 @ 100 (FSA) (MSDCEP)
     6.000%, 02/01/21                                       1,000         1,098
Bloomington Independent School District #271, Series B,
     Callable 02/01/10 @ 100 (FSA) (MSDCEP)
     5.000%, 02/01/20                                       1,000           996
Burnsville Independent School District #191, Series A,
     Callable 02/01/06 @ 100 (MSDCEP)
     4.875%, 02/01/13                                       1,450         1,468
Chaska Independent School District #112, Series A,
     Callable 02/01/09 @ 100 (FSA) (MSDCEP)
     5.700%, 02/01/18                                       1,000         1,064


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     31)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Chaska Independent School District #112, Series B,
     Crossover refunded 02/01/06 @ 100
     (MSDCEP)
     5.875%, 02/01/11 (A)                             $     1,000    $    1,090
     6.000%, 02/01/16 (A)                                   5,525         6,055
Columbia Heights Independent School District #13,
      Crossover refunded 02/01/07 @ 100
     (MSDCEP)
     5.250%, 02/01/15 (A)                                   1,000         1,025
Delano Independent School District #879, Series A,
     Callable 02/01/11 @ 100 (FSA) (MSDCEP)
     5.875%, 02/01/25                                       1,000         1,089
Hennepin County, Series A, Callable 12/01/10 @ 100
     4.250%, 12/01/12                                       1,000           981
Hennepin County, Series B
     3.350%, 12/01/20 (C)                                   1,090         1,090
Hennepin County, Series C
     3.350%, 12/01/10 (C)                                   1,000         1,000
Lakeville Independent School District #194,
     Callable 02/01/09 @ 100 (MSDCEP)
     5.000%, 02/01/17                                       1,000         1,006
Minneapolis
     3.350%, 12/01/10 (C)                                   1,300         1,300
Minneapolis Sports Arena, Callable 04/01/08 @ 100
     5.100%, 04/01/13                                         500           517
     5.100%, 10/01/13                                         250           258
Minneapolis Sports Arena, Series B,
     Callable 09/01/05 @ 100
     5.200%, 03/01/13                                         400           412
Minneapolis, Series B, Callable 05/01/01 @ 100
     2.250%, 12/01/07 (C)                                     300           300
North St. Paul Independent School District #622,
     Series B, Callable 05/01/06 @ 100 (MSDCEP)
     5.850%, 05/01/17                                         500           525
Osseo Independent School District #279, Series A,
     Callable 02/01/10 @ 100
     5.250%, 02/01/21                                       3,000         3,042
Sauk Rapids Independent School District #47, Series A,
     Callable 02/01/11 @ 100 (MBIA)
     5.750%, 02/01/23                                       2,000         2,138
Shakopee Independent School District #7,
     Callable 02/01/08 @ 100
     4.625%, 02/01/16                                       2,250         2,188
South Washington County Independent School
     District #833, Callable 06/01/05 @ 100 (MLO)
     5.850%, 06/01/15                                         500           524
St. Cloud, Series A,
     Crossover refunded 02/01/02 @ 100
     7.920%, 08/01/13 (A) (F)                               1,700         1,747
St. Louis Park Independent School District #283,
     Callable 02/01/09 @ 100 (MSDCEP)
     5.700%, 02/01/17                                       2,000         2,123
Wayzata Independent School District #284, Series A,
     Callable 02/01/07 @ 100
     5.500%, 02/01/17                                       2,000         2,068
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                36,177
                                                                     -----------

MINNESOTA TAX FREE FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION -- 1.0%
Hennepin County, Series A,
     Pre-refunded 11/15/01 @ 100 (MLO)
     6.750%, 05/15/11 (B)                             $       575    $      588
     6.800%, 05/15/17 (B)                                     400           409
South Washington County Independent School District
     #833, Series A, Callable 12/01/06 @ 100 (MLO)
     5.250%, 12/01/14                                         500           508
                                                                     -----------

TOTAL CERTIFICATES OF PARTICIPATION                                       1,505
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $145,390)                                                    151,107
                                                                     -----------

MONEY MARKET FUND -- 2.4%
Federated Minnesota Municipal Cash Trust                3,753,342         3,753
                                                                     -----------

TOTAL MONEY MARKET FUND
     (Cost $3,753)                                                        3,753
                                                                     -----------

TOTAL INVESTMENTS -- 99.9%
     (Cost $149,143)                                                    154,860
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 0.1%                                   97
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 9,457,246
     outstanding shares                                                  98,510
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 308,461
     outstanding shares                                                   3,382
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 4,372,660
     outstanding shares                                                  47,136
Undistributed net investment income                                         199
Accumulated net realized gain on investments                                 13
Net unrealized appreciation of investments                                5,717
                                                                     -----------
NET ASSETS -- 100.0%                                                 $  154,957
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.96
Maximum sales charge of 2.50% (H)                                          0.27
                                                                     -----------
Offering price per share--Class A                                    $    11.23
                                                                     -----------
Net asset value and redemption price per share--Class C              $    10.94
Maximum sales charge of 1.00% (I)                                          0.11
                                                                     -----------
Offering price per share--Class C (J)                                $    11.05
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.95
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(32     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

MINNESOTA TAX FREE FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A)Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(C)Variable Rate Security--the rate shown is the rate in effect as of March 31, 2001.
(D)Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.013%.
(E)The rate shown is the effective yield at the time of purchase.
(F)Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.
(G)At March 31, 2001, the cost of securities purchased on a when issued basis was: Glencoe Regional Health Services, of $1,000,000.
(H)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(I)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(J)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $3,521,117, which represents 2.3% of net assets.
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
WF--Wells Fargo

NEBRASKA TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 112.5%
REVENUE BONDS -- 83.3%
EDUCATION -- 31.9%
Nebhelp Student Loan, Series A,
     Callable 05/02/01 @ 100 (MBIA)
     3.600%, 12/01/15                                 $       110    $      110
Nebhelp Student Loan, Series B,
     Callable 05/02/01 @ 100 (MBIA)
     3.600%, 12/01/15                                         455           455
Nebhelp Student Loan, Series C,
     Callable 05/02/01 @ 100 (MBIA)
     3.600%, 12/01/15                                         110           110
Nebhelp Student Loan, Series D,
     Callable 05/02/01 @ 100 (MBIA)
     3.600%, 12/01/15                                         100           100
Nebraska Educational Finance Authority,
     Concordia University Project,
     Callable 12/15/08 @ 100
     5.250%, 12/15/15                                       1,270         1,242
     5.350%, 12/15/18                                       2,040         1,972
Nebraska Educational Finance Authority,
     Creighton University Project, Series A (AMBAC)
     5.000%, 09/01/09                                         500           527
Nebraska Educational Finance Authority,
     Creighton University Project, Series B,
     Callable 09/01/09 @ 100 (AMBAC)
     4.700%, 09/01/14                                         315           314
Nebraska Educational Telecommunication Commission,
     Leasing Project, Series 2000
     6.000%, 02/01/06                                         750           815
University of Nebraska, Lincoln Parking Project,
     Callable 08/01/05 @ 102
     5.100%, 06/01/09                                         735           767
                                                                     -----------
                                                                          6,412
                                                                     -----------
HEALTHCARE -- 11.2%
Douglas County Hospital Authority #1, Immanuel Medical
     Center, Callable 09/01/07 @ 102 (AMBAC)
     4.900%, 09/01/09                                       1,500         1,563
Platte County Hospital Authority #1, Columbus
     Community Hospital Project,
     Callable 05/01/10 @ 101 (AG)
     5.850%, 05/01/14                                         650           690
                                                                     -----------
                                                                          2,253
                                                                     -----------
HOUSING -- 4.9%
Nebraska Investment Finance Authority,
     Single Family Housing, Series A,
     Callable 03/01/11 @ 100 (AMT)
     5.150%, 03/01/16 (B)                                   1,000           996
                                                                     -----------
PUBLIC FACILITIES -- 13.2%
Douglas County Zoo Facility, Omaha Henry Doorly
     Zoo Project, Callable 09/01/09 @ 100
     5.650%, 09/01/11                                       1,000         1,081


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     33)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Omaha Northwest Library Facilities, Omaha Public
     Library Projects, Callable 08/15/07 @ 102
     5.250%, 08/15/12                                 $     1,500    $    1,582
                                                                     -----------
                                                                          2,663
                                                                     -----------
UTILITIES -- 22.1%
Hastings Electric Systems,
     Callable 05/01/11 @ 100 (FSA)
     5.000%, 01/01/16 (B)                                   2,000         2,017
Municipal Energy Agency of Nebraska, Series A,
     Callable 04/01/02 @ 102 (AMBAC)
     5.600%, 04/01/03                                         750           780
Nebraska Investment Finance Authority, Drinking Water
     System Revolving Fund, Callable 01/01/09 @ 100
     5.150%, 01/01/16                                         580           582
Nebraska Public Power District, Series B,
     Callable 01/01/08 @ 101 (MBIA)
     5.250%, 01/01/10                                       1,000         1,065
                                                                     -----------
                                                                          4,444
                                                                     -----------
TOTAL REVENUE BONDS                                                      16,768
                                                                     -----------
GENERAL OBLIGATIONS -- 22.8%
Douglas County
     5.000%, 07/01/10 (B)                                   1,000         1,056
Lancaster County School District #1, Lincoln Public
     Schools, Callable 01/15/11 @ 100
     5.250%, 07/15/19                                         220           223
     5.250%, 01/15/21                                         455           461
Omaha, Series A
     6.500%, 12/01/18                                         825           988
Omaha, Series B, Callable 12/01/03 @ 100
     5.250%, 12/01/25                                         750           750
Platte County, Callable 03/15/06 @ 101 (FSA)
     4.850%, 12/15/15                                         200           201
     4.900%, 12/15/15                                         300           300
Thurston County School District,
     Callable 03/15/06 @ 101 (FSA)
     5.200%, 12/15/20                                         600           604
                                                                     -----------

TOTAL GENERAL OBLIGATIONS                                                 4,583
                                                                     -----------
CERTIFICATES OF PARTICIPATION -- 6.4%
Western Nebraska Community College,
     Callable 10/15/07 @ 100
     4.700%, 10/15/10 (B)                                     295           294
     4.800%, 10/15/11 (B)                                     195           194
     4.900%, 10/15/12 (B)                                     250           249
     5.000%, 10/15/13 (B)                                     300           298
     5.100%, 10/15/14 (B)                                     250           249
                                                                     -----------

TOTAL CERTIFICATES OF PARTICIPATION                                       1,284
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $22,516)                                                      22,635
                                                                     -----------

NEBRASKA TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 12.1%
First American Tax Free Obligations Fund (A)            2,422,701    $    2,423
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,423)                                                        2,423
                                                                     -----------

TOTAL INVESTMENTS -- 124.6%
     (Cost $24,939)                                                      25,058
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- (24.6%)                            (4,942)
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 317,638
     outstanding shares                                                   3,182
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 1
     outstanding share                                                       --
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 1,679,696
     outstanding shares                                                  16,821
Distribution in excess of net investment income                              (6)
Net unrealized appreciation of investments                                  119
                                                                     -----------
NET ASSETS -- 100.0%                                                 $   20,116
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.07
Maximum sales charge of 2.50% (C)                                          0.25
                                                                     -----------
Offering price per share--Class A                                    $    10.32
                                                                     -----------
Net asset value and redemption price per share--Class C              $    10.05
Maximum sales charge of 1.00% (D)                                          0.10
                                                                     -----------
Offering price per share--Class C (E)                                $    10.15
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.07
                                                                     -----------

(A)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also notes to the financial statements.
(B)At March 31, 2001, the cost of securities purchased on a when issued basis was: Douglas County, of $1,059,100, Hastings Electric Systems, of $2,015,660, Nebraska Investment Finance Authority, Single Family Housing Project, Series A, of $1,000,000, and Western Nebraska Community College of $1,290,000.
(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(E)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements.
AG--Asset Guaranty
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of securities subject to the AMT was $996,250, which represents
     4.0% of net assets.
FSA--Financial Security Association
MBIA--Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.


(34     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

OREGON INTERMEDIATE TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%
REVENUE BONDS -- 43.8%
BUILDING -- 0.6%
Oregon State Fair & Exposition Center,
     Callable 10/01/01 @ 103 (AG)
     5.400%, 10/01/06                                 $     1,010    $    1,047
                                                                     -----------
EDUCATION -- 5.4%
Multnomah County Educational Facilities,
     University of Portland Educational Facilities,
     Callable 04/01/07 @ 102 (AMBAC)
     5.750%, 04/01/10                                       2,245         2,457
Multnomah County Educational Facilities,
     University of Portland Educational Facilities,
     Callable 04/01/10 @ 100
     5.700%, 04/01/15                                       1,000         1,029
Oregon State Health, Housing, Educational &
     Cultural Facilities Authority, George Fox University,
     Series A, Callable 03/01/07 @ 102 (BA)
     5.400%, 03/01/09                                         395           425
     5.450%, 03/01/10                                         415           445
Oregon State Health, Housing, Educational &
     Cultural Facilities Authority,
     Lewis & Clark College (MBIA)
     5.250%, 10/01/02                                         550           566
     5.300%, 10/01/03                                         630           658
Oregon State Health, Housing, Educational &
     Cultural Facilities Authority, Reed College,
     Series A, Callable 07/01/06 @ 102
     5.375%, 07/01/15                                       2,000         2,060
Salem Educational Facilities, Willamette University
     5.500%, 04/01/04                                         500           528
Salem Educational Facilities, Willamette University,
     Callable 04/01/04 @ 101
     5.700%, 04/01/05                                         500           532
                                                                     -----------
                                                                          8,700
                                                                     -----------
HEALTHCARE -- 5.9%
Clackamas County Health Facilities Authority,
     Series A, Callable 03/01/02 @ 102 (MBIA)
     5.900%, 03/01/03                                         885           922
Clackamas County Hospital Facilities Authority,
     Health Systems, Callable 08/15/09 @ 101
     5.250%, 02/15/11                                       2,000         2,107
     5.375%, 02/15/12                                       1,000         1,055
Clackamas County Hospital Facilities Authority,
     Mary's Woods, Series A, Callable 05/15/09 @ 102
     6.125%, 05/15/13                                       1,000           988
Clackamas County Hospital Facilities Authority,
     Sisters of Providence, Series A,
     Callable 04/01/02 @ 102
     6.200%, 10/01/02                                         680           705
Douglas County Hospital Facilities Authority,
     Catholic Health, Series B (MBIA)
     5.500%, 11/15/04                                         505           537
Medford Hospital Facilities Authority, Asante Health
     Systems, Callable 08/15/08 @ 101 (MBIA)
     5.250%, 08/15/11                                       1,000         1,060
     5.375%, 08/15/12                                       1,000         1,062

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Salem Hospital Facilities Authority,
     Callable 08/15/08 @ 101
     5.250%, 08/15/14                                 $     1,000    $    1,027
                                                                     -----------
                                                                          9,463
                                                                     -----------
HOUSING -- 5.0%
Oregon State Housing & Community Services,
     Series A, Callable 07/01/03 @ 102
     4.900%, 07/01/05                                       1,075         1,114
     5.750%, 07/01/12                                       2,490         2,545
Oregon State Housing & Community Services,
     Series A, Callable 07/01/04 @ 102
     6.400%, 07/01/18                                         910           960
Oregon State Housing & Community Services,
     Series A, Callable 07/01/06 @ 102
     6.000%, 07/01/16                                       1,165         1,230
Oregon State Housing & Community Services,
     Series E, Callable 01/01/10 @ 100 (FHA)
     5.750%, 07/01/13                                         890           954
Portland Housing Authority, Riverwood Project,
     Pre-refunded 01/01/06 @ 100 (A)
     6.000%, 01/01/11                                       1,170         1,279
                                                                     -----------
                                                                          8,082
                                                                     -----------
IMPROVEMENTS -- 2.0%
Oregon State Department of Administrative Services
     Lottery, Series A, Callable 04/01/10 @ 100 (FSA)
     5.000%, 04/01/12                                       1,050         1,096
Oregon State Department of Administrative Services
     Lottery, Series B (FSA)
     5.250%, 04/01/08                                       2,000         2,140
                                                                     -----------
                                                                          3,236
                                                                     -----------
MUNICIPAL BOND BANK -- 0.4%
Oregon State Economic Development Department,
     Callable 01/01/02 @ 102
     4.850%, 01/01/04                                         555           571
                                                                     -----------

POLLUTION CONTROL -- 2.1%
Baker County Pollution Control, Ash Grove Cement West
     Project, Callable 07/01/01 @ 100 (SBA)
     5.850%, 07/01/01                                         300           302
     5.950%, 07/01/02                                         315           317
     6.050%, 07/01/03                                         335           337
Port of St. Helens Pollution Control,
     Portland General Electric
     4.800%, 04/01/10                                       2,450         2,520
                                                                     -----------
                                                                          3,476
                                                                     -----------
TAX REVENUE -- 1.3%
Portland Urban Renewal & Redevelopment,
     Convention Center, Series A,
     Callable 06/15/10 @ 101 (AMBAC)
     5.750%, 06/15/15                                       1,000         1,090
Tri-County Metropolitan Transportation District,
     Series A, Callable 08/01/02 @ 101
     5.450%, 08/01/04                                       1,000         1,034
                                                                     -----------
                                                                          2,124
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     35)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 7.3%
Oregon State Department of Transportation,
     Highway User Tax, Callable 11/15/10 @ 100
     5.125%, 11/15/14                                 $     2,260    $    2,334
Oregon State Department of Transportation,
     Regional Light Rail Fund,
     Callable 06/01/04 @ 102 (MBIA)
     6.000%, 06/01/05                                       2,000         2,170
Port Morrow, Callable 06/01/05 @ 100
     6.250%, 06/01/15                                       1,500         1,509
Port Portland Airport, Series 12-A,
     Callable 01/01/09 @ 101 (FGIC)
     5.250%, 07/01/11                                       1,165         1,239
     5.250%, 07/01/12                                       2,000         2,110
Port Portland Airport, Series 9-A,
     Pre-refunded  07/01/01 @ 102 (FGIC)
     5.400%, 07/01/04 (A)                                   1,775         1,820
Tri-County Metropolitan Transportation District,
     Series 1 (MGT)
     4.900%, 06/01/09                                         500           524
                                                                     -----------
                                                                         11,706
                                                                     -----------
UTILITIES -- 13.8%
Clackamas County Service District #1,
     Callable 10/01/06 @ 100
     6.200%, 10/01/09                                         700           771
Emerald Peoples Utility District (FGIC)
     7.200%, 11/01/02                                       1,235         1,308
Eugene Electric Utilities,
     Callable 08/01/06 @ 100 (FSA)
     5.375%, 08/01/11                                       1,195         1,253
Eugene Electric Utilities,
     Callable 08/01/07 @ 100 (FSA)
     5.000%, 08/01/11                                       1,305         1,351
Eugene Electric Utilities,
     Callable 08/01/08 @ 100 (FSA)
     4.800%, 08/01/13                                       1,190         1,206
Eugene Electric Utilities, Series B,
     Callable 05/07/01 @ 100.50 (MBIA)
     4.750%, 08/01/12                                         670           672
     4.900%, 08/01/14                                         475           476
Gresham Sewer, Callable 06/01/02 @ 102
     5.250%, 06/01/05                                         500           518
Marion County Solid Waste & Electric,
     Ogden Martin System Project (AMBAC)
     5.500%, 10/01/06                                       1,400         1,517
Portland Sewer Systems, Series A,
     Callable 06/01/07 @ 100 (FGIC)
     5.000%, 06/01/09                                       2,250         2,352
     5.000%, 06/01/15                                       2,000         2,025
Portland Sewer Systems, Series B,
     Callable 04/01/02 @ 102 (FGIC)
     5.500%, 04/01/04                                         600           623
Salem Water & Sewer (MBIA)
     6.000%, 06/01/06                                       1,135         1,249
Tualatin Valley Water District,
     Callable 06/01/08 @ 100 (FSA)
     5.000%, 06/01/12                                       1,000         1,033

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Washington County Unified Sewer Agency,
     Callable 10/01/06 @ 101 (FGIC)
     5.200%, 10/01/09                                 $     1,300    $    1,374
Washington County Unified Sewer Agency,
     Series 1 (AMBAC)
     5.700%, 10/01/04                                       1,250         1,337
Washington County Unified Sewer Agency,
     Series 1 (FGIC)
     5.750%, 10/01/08                                       1,000         1,107
Washington County Unified Sewer Agency, Series 1,
     Pre-refunded 10/01/04 @ 100 (AMBAC)
     5.800%, 10/01/05 (A)                                   2,000         2,150
                                                                     -----------
                                                                         22,322
                                                                     -----------
TOTAL REVENUE BONDS                                                      70,727
                                                                     -----------
GENERAL OBLIGATIONS -- 48.2%
Beaverton Limited Tax, Series B,
     Callable 04/01/02 @ 100
     5.000%, 04/01/03                                         900           914
Chemeketa Oregon Community College,
     Pre-refunded 06/01/06 @ 100 (FGIC)
     5.650%, 06/01/09 (A)                                   1,000         1,090
Chemeketa Oregon Community College (FGIC)
     5.500%, 06/01/13                                       2,170         2,378
Clackamas & Washington Counties Joint School
     District #3, Callable 06/01/07 @ 100 (FGIC)
     5.000%, 06/01/16                                       1,000         1,010
Clackamas & Washington Counties Joint School
     District #3, Series A, Callable 10/01/02 @ 101
     5.650%, 10/01/05                                         235           244
Clackamas & Washington Counties Joint School
     District #3, Pre-refunded 08/01/02 @ 100
     5.600%, 08/01/03 (A)                                   1,000         1,030
Clackamas County Fire District #1,
     Callable 06/01/11 @ 100
     5.000%, 06/01/13                                       1,655         1,719
Clackamas County Limited Tax Assessment,
     Callable 11/01/01 @ 100
     6.000%, 05/01/10                                       1,000         1,000
Clackamas County School District #12,
     North Clackamas, Callable 06/01/03 @ 101
     4.650%, 06/01/05                                       1,025         1,054
Clackamas County School District #12,
     North Clackamas, Callable 06/01/09 @ 100 (FGIC)
     5.250%, 06/01/12                                       2,000         2,121
Clackamas County School District #86, Canby,
     Callable 06/15/10 @ 100 (SBG)
     5.500%, 06/15/15                                       1,835         1,944
Deschutes & Jefferson Counties School District #2,
     Redmond, Pre-refunded 06/01/03 @ 100
     (MBIA)
     5.400%, 06/01/05 (A)                                   1,000         1,042
Deschutes County, Callable 12/01/06 @ 100 (MBIA)
     5.250%, 12/01/09                                       1,000         1,057
Eugene Public Safety Facilities,
     Callable 06/01/06 @ 100 (FGIC)
     5.700%, 06/01/16                                       1,295         1,359

The accompanying notes are an integral part of the financial statements.


(36     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Hood River County School District,
     Callable 06/15/11 @ 100 (SBG)
     5.250%, 06/15/16                                 $     1,030    $    1,062
Josephine County School District #7 (FGIC)
     5.750%, 06/01/06                                       1,525         1,665
Lane County School District #40, Creswell,
     Callable 06/15/10 @ 100 (SBG)
     5.000%, 06/15/11                                       1,120         1,176
Lane County School District #52, Bethel,
     Callable 06/15/10 @ 100 (SBG)
     5.350%, 06/15/11                                       1,285         1,384
Lincoln City, Series A, Callable 08/01/01 @ 100
     (AMBAC)
     5.000%, 02/01/03                                         305           307
Lincoln County School District (FGIC)
     6.000%, 06/15/06                                       1,055         1,164
Marion & Polk Counties School District #24-J, Salem,
     Pre-refunded 10/01/02 @ 100
     5.600%, 10/01/04 (A)                                     635           657
     5.700%, 10/01/05 (A)                                     660           684
     5.800%, 10/01/06 (A)                                     715           742
Marion County School District #7-J, Silverton,
     Callable 06/01/04 @ 101 (FSA)
     5.600%, 06/01/06                                         860           914
Metropolitan Open Spaces Program, Series A,
     Callable 09/01/03 @ 102
     5.000%, 09/01/04                                       1,025         1,071
Metropolitan Service District, Oregon Convention Center
     Project, Series A, Callable 05/07/01 @ 101
     6.000%, 07/01/02                                       1,300         1,322
     6.250%, 01/01/13                                         500           508
Metropolitan, Washington Park Zoo, Series A
     6.000%, 01/15/05                                       1,215         1,312
Metropolitan, Washington Park Zoo, Series A,
     Callable 01/15/07 @ 100
     5.250%, 01/15/10                                       1,000         1,051
Morrow County School District #1 (MBIA)
     5.500%, 06/01/04                                         795           841
     5.500%, 06/01/05                                         835           894
Multnomah County School District #3, Park Rose,
     Callable 12/01/05 @ 100 (FGIC)
     5.600%, 12/01/07                                         780           834
Multnomah County School District #40
     5.250%, 06/01/04                                       1,000         1,050
Multnomah County School District #7,
     Reynolds (AMBAC)
     5.500%, 06/01/06                                       1,000         1,078
Multnomah County School District #7, Reynolds,
     Callable 06/15/11 @ 100 (SBG)
     5.625%, 06/15/15                                       1,000         1,076
Multnomah County, Callable 04/01/09 @ 100
     4.500%, 10/01/13                                       2,000         1,984
Multnomah County, Series A, Callable 04/01/10 @ 100
     5.000%, 04/01/11                                       1,000         1,049
     5.125%, 04/01/13                                       2,445         2,546
Oregon State
     6.000%, 08/01/02                                       2,100         2,175
     6.000%, 02/01/03                                       1,000         1,046
Oregon State Alternative Energy, Private Act,
     Callable 07/01/04 @ 100
     5.300%, 07/01/05                                         900           943
Oregon State Board of Higher Education,
     Series A, Callable 08/01/09 @ 101
     5.500%, 08/01/15                                       1,255         1,334

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Oregon State Pollution Control, Series A,
     Callable 11/01/07 @ 100
     4.875%, 11/01/11                                 $       455    $      471
Oregon State Pollution Control, Series C,
     Callable 06/01/03 @ 100
     5.625%, 06/01/13                                         195           200
Polk, Marion & Benton Counties School
     District #13-J (FGIC)
     5.500%, 12/01/03                                         955         1,006
Polk, Marion & Benton Counties School
     District #13-J, Callable 12/01/04 @ 101 (FGIC)
     5.500%, 12/01/05                                         570           610
Port Portland, Series A
     4.500%, 03/01/06                                       1,000         1,031
Portland Community College District, Series A,
     Pre-refunded 07/01/02 @ 100
     6.000%, 07/01/12 (A)                                   1,500         1,550
Portland Emergency Facilities, Series A,
     Callable 06/01/09 @ 100
     5.000%, 06/01/12                                       1,060         1,105
Salem-Keizer School District #24-J,
     Callable 06/01/08 @ 100 (FSA)
     5.100%, 06/01/12                                       2,000         2,086
Salem-Keizer School District #24-J,
     Callable 06/01/09 @ 100 (SBG)
     5.250%, 06/01/12                                       1,000         1,055
Salem-Keizer School District #24J,
     Callable 06/01/09 @ 100 (SBG)
     5.000%, 06/01/16                                       1,795         1,812
Tri-County Metropolitan Transportation District,
     Light Rail Extension, Series A,
     Callable 07/01/09 @ 101
     5.250%, 07/01/10                                       1,115         1,199
     5.250%, 07/01/12                                       1,000         1,061
Tualatin Hills Park & Recreational District (FGIC)
     5.750%, 03/01/13                                         870           972
Washington & Clackamas Counties School
     District #23-J, Tigard (FGIC)
     5.750%, 06/01/06                                       1,055         1,152
Washington & Clackamas Counties School
     District #23-J, Tigard, Zero Coupon Bond
     5.281%, 06/01/11 (B)                                     435           273
     5.281%, 06/15/14 (B)                                   1,030           543
Washington County Criminal Justice Facilities,
     Pre-refunded 12/01/04 @ 100
     5.625%, 12/01/05 (A)                                     850           911
     6.000%, 12/01/13 (A)                                   1,000         1,085
Washington County School District #15, Forest Grove,
     Pre-refunded 06/01/04 @ 101 (FGIC)
     5.800%, 06/01/06 (A)                                     575           619
Washington County School District #3, Hillsboro (MBIA)
     5.750%, 11/01/04                                         800           859
Washington County School District #48-J, Beaverton,
     Callable 08/01/08 @ 100
     5.250%, 08/01/10                                       2,000         2,125
Washington County School District #88-J, Sherwood,
     Callable 06/01/05 @ 100 (FSA)
     5.700%, 06/01/06                                       1,000         1,073
Washington, Multnomah & Yamhill Counties School
     District #1-J
     5.000%, 11/01/14                                       1,000         1,045
Washington, Multnomah & Yamhill Counties School
     District #1-J, Callable 06/01/09 @ 100
     5.250%, 06/01/12                                       1,185         1,248


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     37)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Wilsonville, Callable 07/01/01 @ 100
     7.200%, 01/01/02                                 $       215    $      217
     7.300%, 01/01/03                                         235           237
Wilsonville, Callable 06/01/08 @ 100
     5.000%, 12/01/10                                       1,015         1,041
Yamhill County School District #29-J, Newberg,
     Callable 06/01/04 @ 101 (FSA)
     5.600%, 06/01/06                                         630           670
Yamhill County School District #40, McMinnville (FGIC)
     6.000%, 06/01/08                                         600           673
                                                                     -----------
TOTAL GENERAL OBLIGATIONS                                                77,760
                                                                     -----------
CERTIFICATES OF PARTICIPATION -- 6.3%
Multnomah County, Callable 08/01/08 @ 101 (MLO)
     4.750%, 08/01/11                                       2,200         2,258
Multnomah County, Health Facilities Lease, Series A,
     Callable 07/01/03 @ 101 (MLO)
     5.100%, 07/01/04                                         925           964
Multnomah County, Juvenile Justice Project, Series A,
     Pre-refunded 08/01/02 @ 101 (MLO)
     5.700%, 08/01/03 (A)                                     675           703
Oregon State Department of Administrative Services,
     Series A (AMBAC) (MLO)
     5.500%, 05/01/07                                       1,000         1,084
Oregon State Department of Administrative Services,
     Series A, Callable 05/01/09 @ 101
     (AMBAC) (MLO)
     5.000%, 05/01/14                                       1,000         1,024
Oregon State Department of Administrative Services,
     Series A, Callable 11/01/05 @ 101 (MBIA) (MLO)
     5.000%, 11/01/06                                       1,350         1,429
Oregon State Department of Administrative Services,
     Series B, Callable 11/01/07 @ 101
     (AMBAC) (MLO)
     5.000%, 11/01/11                                         840           876
Oregon State Department of Administrative Services,
     Series C, Callable 05/01/06 @ 101 (MBIA) (MLO)
     5.750%, 05/01/07                                       1,635         1,781
                                                                     -----------
TOTAL CERTIFICATES OF PARTICIPATION                                      10,119
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $152,216)                                                    158,606
                                                                     -----------

OREGON INTERMEDIATE TAX FREE FUND (CONCLUDED)
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.1%
First American Tax Free Obligations Fund (C)              226,821    $      227
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $227)                                                            227
                                                                     -----------

TOTAL INVESTMENTS -- 98.4%
     (Cost $152,443)                                                    158,833
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: -- 1.6%                                2,540
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 474,113
     outstanding shares                                                   4,677
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 15,523,324
     outstanding shares                                                 151,003
Undistributed net investment income                                         109
Accumulated net realized loss on investments                               (806)
Net unrealized appreciation of investments                                6,390
                                                                     -----------
NET ASSETS -- 100.0%                                                 $  161,373
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.08
Maximum sales charge of 2.50% (D)                                          0.25
                                                                     -----------
Offering price per share--Class A                                    $    10.33
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.09
                                                                     -----------

(A)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(B)The rate shown is the effective yield at the time of purchase.
(C)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
AG--Asset Guaranty
AMBAC--American Municipal Bond Assurance Corporation
BA--Bank of America
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Administration
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MGT--Morgan Guaranty Trust
MLO--Municipal Lease Obligation
SBA--Small Business Administration
SBG--School Board Guaranty

The accompanying notes are an integral part of the financial statements.


(38     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

TAX FREE FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.6%
ALASKA -- 0.9%
Alaska State Housing Finance Authority, Series A,
     Callable 06/01/07 @ 102 (RB) (MBIA)
     5.900%, 12/01/19                                 $     1,000    $    1,036
                                                                     -----------
ARIZONA -- 4.0%
Casa Grande, Industrial Development Authority,
     Aztec Pulp & Paper Products,
     Callable 04/04/01 @ 100 (RB) (AMT) (BA)
     3.450%, 08/01/25                                         400           400
Glendale Industrial Development Authority, Senior Living
     Facilities, Callable 05/01/01 @ 100 (RB) (WF)
     3.500%, 12/01/14 (D)                                     400           400
Maricopa County Industrial Development Authority,
     Bay Club at Mesa Cove Project, Series A,
     Callable 09/01/10 @ 103 (RB) (MBIA)
     5.800%, 09/01/35                                       1,000         1,033
Maricopa County School District #4 (GO) (FSA)
     5.250%, 07/01/04                                       2,000         2,103
Navajo County Arizona Unified School District #32,
     Blue Ridge, (FSA)
     5.000%, 07/01/12 (E)                                     700           734
                                                                     -----------
                                                                          4,670
                                                                     -----------
CALIFORNIA -- 0.4%
California State, Callable 04/01/09 @ 101 (GO)
     4.750%, 04/01/22                                         500           475
                                                                     -----------
COLORADO -- 7.1%
Colorado State Educational & Cultural Facilities
     Authority, Bromley East Charter School Project,
     Callable 09/15/11 @ 100 (RB)
     7.250%, 09/15/30                                       2,000         2,001
Colorado State Educational & Cultural Facilities
     Authority, Classical Academy Charter School Project,
     Callable 12/01/11 @ 100 (RB)
     7.250%, 12/01/21                                       1,500         1,512
Colorado State Health Facilities Authority,
     Parkview Medical Center Project,
     Callable 09/01/11 @ 100 (RB)
     6.500%, 09/01/20                                       1,000           989
La Junta Hospital, Arkansas Valley Medical Center
     Project, Callable 04/01/09 @ 101 (RB)
     6.000%, 04/01/19                                       1,000           912
Montrose County Health Care,
     Pre-refunded 11/01/02 @ 102 (RB)
     8.250%, 11/01/19 (B)                                   1,000         1,092
The E-470 Public Highway Authority, Series B,
     Zero Coupon Bond (RB) (MBIA)
     5.470%, 09/01/32 (A)                                  10,000         1,829
                                                                     -----------
                                                                          8,335
                                                                     -----------
FLORIDA -- 2.1%
Clay County Development Authority, Cargill Project,
     Callable 03/01/02 @ 102 (RB)
     6.400%, 03/01/11                                         300           315

TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Florida State Board of Education, Series A,
     Callable 06/01/09 @ 101 (GO) (FGIC)
     4.500%, 06/01/23                                 $     2,450    $    2,209
                                                                     -----------
                                                                          2,524
                                                                     -----------
GEORGIA -- 0.9%
Georgia Municipal Electric Authority Power,
     Series BB (RB) (MBIA)
     5.250%, 01/01/25                                       1,000         1,030
                                                                     -----------
ILLINOIS -- 7.9%
Illinois State Development Finance Authority, Pollution
     Control, Series A, Callable 07/01/06 @ 102 (RB)
     7.375%, 07/01/21                                         500           543
Illinois State Development Finance Authority, Solid Waste
     Disposal, Waste Management Project (RB) (AMT)
     5.850%, 02/01/07                                       1,000         1,009
Illinois State Educational Facilities Authority, Augustana
     College, Callable 10/01/07 @ 100 (RB) (CLE)
     5.875%, 10/01/17                                         500           523
Illinois State Educational Facilities Authority, Augustana
     College, Callable 10/01/08 @ 100 (RB)
     5.250%, 10/01/18                                       1,000           946
Illinois State Health Facilities Authority, Hospital Sisters
     Services, Pre-refunded 06/07/02 @ 102
     (RB) (MBIA)
     9.947%, 06/19/15 (B) (C)                               1,000         1,111
Illinois State Toll Highway Authority, Series A (RB)
     6.300%, 01/01/12                                       1,000         1,148
Illinois State University Improvements,
     Pre-refunded 02/01/02 @ 100 (COP) (MLO)
     7.550%, 02/01/16 (B)                                     110           114
     7.600%, 02/01/17 (B)                                     115           119
     7.700%, 02/01/20 (B)                                     100           104
     7.700%, 02/01/22 (B)                                     100           104
Rock Island, Friendship Manor Project (RB)
     7.000%, 06/01/06                                       1,100         1,091
Rock Island, Friendship Manor Project,
     Callable 06/01/03 @ 102 (RB)
     7.200%, 06/01/13                                         400           398
Rockford Multifamily Housing, Rivers Edge Apartments,
     Series A, Callable 01/20/08 @ 102
     (RB) (GNMA) (AMT)
     5.875%, 01/20/38                                       1,215         1,221
Southern Illinois University, Housing & Auxiliary,
     Zero Coupon Bond, Series A (RB) (MBIA)
     5.500%, 04/01/20 (A)                                   2,280           830
                                                                     -----------
                                                                          9,261
                                                                     -----------
INDIANA -- 4.5%
Hammond Multiple School Building, Series B,
     Escrowed to Maturity (RB) (MLO)
     6.000%, 01/15/13                                       1,000         1,128
Indiana State Educational Facilities Authority,
     St. Joseph's College Project,
     Callable 10/01/09 @ 102 (RB)
     7.000%, 10/01/29                                       1,000         1,042


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     39)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Indiana State Municipal Power Agency, Power Supply,
     Series B (RB) (MBIA)
     6.000%, 01/01/11                                 $     1,000    $    1,127
     6.000%, 01/01/12                                       1,000         1,129
Lake County Redevelopment Authority
     (RB) (MBIA) (MLO)
     6.500%, 02/01/16                                         800           881
                                                                     -----------
                                                                          5,307
                                                                     -----------
IOWA -- 2.3%
Scott County, Ridgecrest Village Project, Series A,
     Callable 11/15/10 @ 101 (RB)
     7.250%, 11/15/26                                       2,750         2,666
                                                                     -----------
LOUISIANA -- 0.9%
New Orleans, Ad Valorem Property Tax (GO) (FGIC)
     5.500%, 12/01/15                                       1,000         1,084
                                                                     -----------
MASSACHUSETTS -- 3.1%
Massachusetts Bay Transportation Authority, Series A,
     Callable 03/01/09 @ 101 (RB) (FGIC)
     5.750%, 03/01/21                                       2,000         2,132
Massachusetts State Housing Finance Agency, Series D,
     Callable 07/01/10 @ 101 (RB) (AMBAC) (AMT)
     5.500%, 07/01/13                                       1,500         1,557
                                                                     -----------
                                                                          3,689
                                                                     -----------
MICHIGAN -- 1.3%
Black River Public School Academy,
     Callable 02/01/10 @ 100 (COP)
     7.250%, 02/01/30                                         950           981
Lakeview Community School,
     Pre-refunded 05/01/07 @ 100 (GO) (FGIC)
     5.750%, 05/01/16 (B)                                     500           550
                                                                     -----------
                                                                          1,531
                                                                     -----------
MINNESOTA -- 15.7%
Austin Housing & Redevelopment Authority,
     Gerard Project Health Care Facilities,
     Callable 09/01/09 @ 102 (RB)
     6.625%, 09/01/29                                       1,000           896
Chaska Electric, Series A,
     Callable 10/01/10 @ 100 (RB)
     6.100%, 10/01/30                                       1,000         1,048
Cuyana Range Hospital District, Series A,
     Callable 06/01/07 @ 102 (RB)
     6.000%, 06/01/29                                       1,000           813
Eden Prairie Multifamily Housing,
     Callable 01/20/08 @ 102 (RB) (GNMA)
     5.500%, 01/20/18                                         500           507
Fergus Falls Health Care Facilities Authority, Series A,
     Callable 11/01/04 @ 102 (RB)
     7.000%, 11/01/19                                         500           481

TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Glencoe Hospital Board,
     Callable 08/01/04 @ 102 (RB)
     6.750%, 04/01/16                                 $       485    $      453
Glencoe Health Care Services Facilities Project,
     Callable 04/01/11 @ 101 (RB)
     7.500%, 04/01/31 (E)                                   1,000         1,000
Hopkins, Multifamily Housing Renaissance Project,
     Callable 04/01/07 @102 (RB)
     6.250%, 04/01/15                                         500           518
Maple Grove Multifamily Housing (RB) (WF)
     3.450%, 11/01/31                                         850           850
Minnesota Agriculture & Economic Development Board,
     Evangelical Lutheran Project,
     Callable 08/01/10 @ 102 (RB)
     6.625%, 08/01/25                                       2,000         2,071
Minnesota Agriculture & Economic Development Board,
     Health Care System, Series A,
     Callable 11/15/10 @ 101 (RB)
     6.375%, 11/15/29                                       3,000         3,141
New Hope Housing & Healthcare Facilities Authority,
     Masonic Home North Ridge,
     Callable 03/01/09 @ 102 (RB)
     5.750%, 03/01/15                                       2,000         1,814
Rochester Health Care Facilities Authority, Series H,
     Callable 11/15/02 @ 104 (RB)
     8.168%, 11/15/15 (C)                                   1,000         1,079
Roseville Housing Facilities Authority,
     Pre-refunded 10/01/03 @ 102 (RB)
     7.125%, 10/01/13 (B)                                   1,000         1,103
St. Anthony Housing & Redevelopment Authority,
     Callable 05/20/06 @ 102 (RB) (FHA) (GNMA)
     6.250%, 11/20/25                                       1,000         1,032
St. Paul Housing & Redevelopment Authority,
     Como Lake Project, Series B,
     Callable 05/07/01 @ 100 (RB) (FHA)
     7.500%, 03/01/26                                         500           498
Victoria Private School Facility, Holy Family Catholic High
     School, Series A, Callable 09/01/09 @ 100 (RB)
     5.850%, 09/01/24                                       1,200         1,147
                                                                     -----------
                                                                         18,451
                                                                     -----------
MISSOURI -- 3.0%
Kansas City Industrial Development Authority, Kingswood
     Retirement Facility, Series A,
     Callable 11/15/08 @ 102 (RB)
     5.375%, 11/15/09                                       2,670         2,468
St. Louis Industrial Development Authority,
     Callable 12/15/10 @ 102 (RB) (AMT)
     7.000%, 12/15/15                                       1,000         1,049
                                                                     -----------
                                                                          3,517
                                                                     -----------
NEBRASKA -- 4.4%
Douglas County (GO)
     5.000%, 07/01/09 (E)                                   2,000         2,113
Hastings Electric Systems,
     Callable 05/01/11 @ 100 (RB) (FSA)
     5.000%, 01/01/15 (E)                                   2,000         2,032

The accompanying notes are an integral part of the financial statements.


(40     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Nebraska Public Power Supply Systems, Series C,
     Pre-refunded 07/01/04 @ 101 (RB)
     4.750%, 01/01/07 (B)                             $     1,000    $    1,047
                                                                     -----------
                                                                          5,192
                                                                     -----------
NEW JERSEY -- 1.8%
New Jersey State, Series E (GO)
     5.000%, 07/15/04                                       2,000         2,092
                                                                     -----------
NEW MEXICO -- 0.4%
New Mexico State Finance Authority,
     Mortgage-Backed Security, Series D (RB)
     6.200%, 07/01/15                                         445           447
                                                                     -----------
NEW YORK -- 3.4%
Long Island Power Authority, New York Electric,
     Light & Power Improvements, Series A,
     Callable 06/01/08 @ 101 (RB) (AMBAC)
     5.250%, 12/01/26                                       1,000         1,004
New York City Transitional Financial Authority,
     Series A, Callable 02/15/10 @ 101 (RB)
     5.375%, 02/15/23                                       1,000         1,022
New York, Sub-Series B-3 (GO) (MSG)
     3.100%, 08/15/18 (A)                                   1,950         1,950
                                                                     -----------
                                                                          3,976
                                                                     -----------
NORTH DAKOTA -- 5.2%
Fargo Health Systems, Meritcare Obligated,
     Series A, Callable 06/01/10 @101 (RB) (FSA)
     5.600%, 06/01/21                                       2,000         2,063
Mercer County Pollution Control,
     Antelope Valley Station (RB) (AMBAC)
     7.200%, 06/30/13                                       3,300         4,039
                                                                     -----------
                                                                          6,102
                                                                     -----------
PUERTO RICO -- 0.5%
Puerto Rico Public Improvements,
     Callable 07/01/10 @ 100 (GO) (MBIA)
     5.750%, 07/01/26                                         500           538
                                                                     -----------
SOUTH DAKOTA -- 3.5%
South Dakota Economic Development Finance
     Authority, DTS Inc. Project, Series A,
     Callable 04/01/09 @ 102 (RB) (AMT)
     5.500%, 04/01/19                                       1,055         1,001
South Dakota Housing Development Authority, Series H,
     Callable 05/01/10 @ 100 (RB) (FHA)
     5.900%, 05/01/28                                       2,000         2,064
South Dakota State Health & Educational Facilities
     Authority, Callable 07/01/06 @ 102 (RB) (MBIA)
     6.000%, 07/01/14                                       1,000         1,075
                                                                     -----------
                                                                          4,140
                                                                     -----------
TENNESSEE -- 1.7%
Johnson City Health & Educational Facilities Authority,
     Series A, Callable 07/01/12 @ 103 (RB)
     7.500%, 07/01/33                                       2,000         2,001
                                                                     -----------

TAX FREE FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TEXAS -- 12.2%
Abilene Health Facilities Development, Sears Retirement
     Project, Series A, Callable 11/15/08 @ 101 (RB)
     5.875%, 11/15/18                                 $     1,500    $    1,269
Bexar County Housing Finance Authority, American
     Opportunity Housing, Series A,
     Callable 01/01/11 @ 102 (RB) (MBIA)
     5.800%, 01/01/31                                       2,000         2,039
Fort Bend Independent School District, Escrowed to
     Maturity, Pre-refunded 02/15/05 @ 100, (GO)
     5.000%, 02/15/14 (B)                                     500           522
North Central Health Facility Development Corporation,
     Northwest Senior Housing, Series A,
     Callable 11/15/09 @ 102 (RB)
     7.250%, 11/15/19                                       1,000           974
     7.500%, 11/15/29                                       1,000           986
North Central Health Facility Development Corporation,
     Presbyterian Healthcare Residence,
     Pre-refunded 06/19/01 @ 104 (RB) (MBIA)
     9.495%, 06/22/21 (B) (C)                               1,000         1,054
Nueces County Housing Financial Corporation,
     Dolphins Landing Apartments Project,
     Series A, Callable 7/01/10 @ 102 (RB)
     6.875%, 07/01/30                                       1,860         1,888
Remington Municipal Utility District #1,
     Series A Callable 09/01/08 @ 100 (GO)
     5.800%, 09/01/25                                       1,000         1,039
Spring Branch Independent School District,
     Callable 02/01/10 @ 100 (GO)
     5.750%, 02/01/25                                       2,400         2,532
Tarrant County Housing Financial Corporation
     Multifamily Housing, Fair Oaks,
     Callable 07/01/10 @ 102 (RB)
     6.750%, 07/01/20                                         500           513
     6.875%, 07/01/30                                       1,000         1,027
Texas Employment Community (COP) (MLO)
     8.100%, 08/01/01                                          25            25
     8.150%, 02/01/02                                          35            36
     8.150%, 08/01/02                                          35            36
     8.200%, 02/01/03                                          35            36
     8.200%, 08/01/03                                          35            36
     8.250%, 08/01/04                                          40            41
     8.300%, 02/01/05                                          40            41
     8.300%, 08/01/05                                          45            46
     8.350%, 02/01/06                                          20            20
     8.350%, 08/01/06                                          50            51
     8.400%, 08/01/07                                          25            26
     8.450%, 08/01/08                                          55            56
Texas Employment Community, Emnora Lane Project
     (COP) (MLO)
     7.850%, 05/01/04                                          10            10
     7.850%, 11/01/04                                          25            25
     7.900%, 05/01/05                                          25            25
     7.900%, 11/01/05                                          25            25
     8.000%, 11/01/06                                          30            30
     8.050%, 05/01/07                                          20            20
                                                                     -----------
                                                                         14,428
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     41)

STATEMENTS OF NET ASSETS  March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
UTAH -- 1.0%
Intermountain Power Agency, Utah Power Supply,
     Series A, (RB) (AMBAC)
     6.500%, 07/01/11                                 $       365    $      425
Intermountain Power Agency, Utah Power Supply,
     Series A, Escrowed to Maturity (RB) (AMBAC)
     6.500%, 07/01/11 (B)                                     635           752
                                                                     -----------
                                                                          1,177
                                                                     -----------
VIRGINIA -- 0.9%
Arlington County Industrial Development Authority,
     Berkeley Apartments, Callable 12/01/10 @ 102
     (RB) (AMT) (FNMA)
     5.850%, 12/01/20                                       1,000         1,035
                                                                     -----------
WASHINGTON -- 2.2%
Washington State Health Care Facilities Authority,
     Fred Hutchinson Cancer Center (RB) (MGT)
     3.750%, 01/01/18 (D)                                     500           500
Washington State Health Care Facilities Authority,
     Fred Hutchinson Cancer Center (RB) (AMBAC)
     3.750%, 01/01/29 (D)                                     385           385
Washington State Public Power Supply, Nuclear
     Project #3, Series A, Callable 07/01/07 @ 102
     (RB) (FSA)
     5.250%, 07/01/16                                       1,000         1,017
Washington State Public Power Supply, Nuclear
     Project #3, Series B (RB)
     7.125%, 07/01/16                                         600           738
                                                                     -----------
                                                                          2,640
                                                                     -----------
WEST VIRGINIA -- 1.0%
West Virginia State, Series D (GO) (FGIC)
     6.500%, 11/01/26                                       1,000         1,196
                                                                     -----------
WISCONSIN -- 4.3%
Amery, Apple River Hospital Project,
     Callable 06/01/08 @ 100 (RB)
     5.700%, 06/01/13                                       1,440         1,416
Wisconsin State Health & Education Facilities
     Authority, Attic Angel Obligation Group,
     Callable 11/15/08 @ 102 (RB)
     5.750%, 11/15/27                                       1,000           800
Wisconsin State Health & Education Facilities
     Authority, Aurora Health Care, Series A,
     Callable 02/15/09 @ 101 (RB)
     5.500%, 02/15/20                                       1,000           879
Wisconsin State Health & Education Facilities
     Authority, Beloit Memorial Hospital,
     Callable 07/01/03 @ 102 (RB)
     5.800%, 07/01/09                                         555           546

TAX FREE FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Wisconsin State Health & Education Facilities
     Authority, Franciscan Skemp Medical Center,
     Callable 11/15/05 @ 102 (RB)
     6.125%, 11/15/15                                 $     1,000    $    1,050
Wisconsin State Health & Education Facilities
     Authority, Monroe Clinic,
     Callable 02/15/09 @ 101 (RB)
     5.375%, 02/15/22                                         500           440
                                                                     -----------
                                                                          5,131
                                                                     -----------

TOTAL MUNICIPAL BONDS
     (Cost $109,141)                                                    113,671
                                                                     -----------

MONEY MARKET FUNDS -- 7.0%
Federated Tax Free Money Market                         2,853,101         2,853
First American Tax Free Obligations Fund (F)            5,422,394         5,422
                                                                     -----------

TOTAL MONEY MARKET FUNDS
     (Cost $8,275)                                                        8,275
                                                                     -----------

TOTAL INVESTMENTS -- 103.6%
     (Cost $117,416)                                                    121,946
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- (3.6%)                              (4,188)
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 3,419,400
     outstanding shares                                                  34,961
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 30,349
     outstanding shares                                                     324
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 7,405,682
     outstanding shares                                                  78,488
Undistributed net investment income                                          77
Accumulated net realized loss on investments                               (622)
Net unrealized appreciation of investments                                4,530
                                                                     -----------
NET ASSETS -- 100.0%                                                 $  117,758
                                                                     -----------
Net asset value and redemption price per share--Class A              $    10.84
Maximum sales charge of 2.50% (H)                                          0.28
                                                                     -----------
Offering price per share--Class A                                    $    11.12
                                                                     -----------
Net asset value and redemption price per share--Class C (I)             $ 10.81
Maximum sales charge of 1.00% (J)                                          0.11
                                                                     -----------
Offering price per share--Class C                                    $    10.92
                                                                     -----------
Net asset value, offering price, and redemption
     price per share--Class Y                                        $    10.85
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(42     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

TAX FREE FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A)The rate shown is the effective yield at the time of purchase.
(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated.
(C)Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.
(D)Variable Rate Security--the rate shown is the rate in effect as of March 31, 2001.
(E)As of March 31, 2001, the cost of securities purchased on a when issued basis was: Douglas County, of $2,118,900, Glencoe Regional Health Services Project, of $1,000,000, Hastings Electric Systems, of $2,031,460, and Navajo County Unified School District #32, of $733,621.
(F)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(H)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(I)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(J)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax. As of March 31, 2001, the aggregate market value of the securities subject to the AMT was $7,272,000 which represents 6.0% of the net assets.
BA--Bank of America
CLE--Connie Lee
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MGT--Morgan Guaranty Trust
MLO--Municipal Lease Obligation
MSG--Morgan Stanley Guaranty
RB--Revenue Bond
WF--Wells Fargo


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     43)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2001
(unaudited), in thousands

                                                                 CALIFORNIA                          COLORADO
                                                   ARIZONA     INTERMEDIATE       CALIFORNIA     INTERMEDIATE
                                             TAX FREE FUND    TAX FREE FUND    TAX FREE FUND    TAX FREE FUND
------------------------------------------   -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Interest                                      $        474     $      1,170     $        595     $      1,476
Dividends                                               --               --               --               --
------------------------------------------    ------------     ------------     ------------     ------------
TOTAL INVESTMENT INCOME                                474            1,170              595            1,476
==========================================    ============     ============     ============     ============

EXPENSES:
Investment advisory fees                                61              164               84              194
Administrator fees                                      10               25               13               30
Transfer agent fees                                     31               24               31               63
Custodian fees                                           3                7                4                8
Directors' fees                                         --               --               --               --
Registration fees                                       --               --               --               --
Professional fees                                       --                1               --                1
Printing                                                 1                1                1                2
Distribution fees - Class A                             18                3               21                5
Distribution fees - Class C                              1               --               --               --
Other                                                    1                1                1                3
------------------------------------------    ------------     ------------     ------------     ------------
TOTAL EXPENSES                                         126              226              155              306
==========================================    ============     ============     ============     ============

Less: Waiver of investment advisory fees              (108)             (60)            (134)            (107)
   Waiver of distribution fees - Class A                --               (3)              --               (5)
   Waiver of distribution fees - Class C                --               --               --               --
------------------------------------------    ------------     ------------     ------------     ------------
TOTAL WAIVERS                                         (108)             (63)            (134)            (112)
==========================================    ============     ============     ============     ============
TOTAL NET EXPENSES                                      18              163               21              194
==========================================    ============     ============     ============     ============
INVESTMENT INCOME - NET                                456            1,007              574            1,282
==========================================    ============     ============     ============     ============
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain on investments                        17               20               --               51
Net change in unrealized appreciation or
 depreciation of investments                           685            1,153              819            1,791
------------------------------------------    ------------     ------------     ------------     ------------
NET GAIN ON INVESTMENTS                                702            1,173              819            1,842
==========================================    ============     ============     ============     ============
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                              $      1,158     $      2,180     $      1,393     $      3,124
==========================================    ============     ============     ============     ============

(1) Fund commenced operations on February 28, 2001.


The accompanying notes are an integral part of the financial statements.

(44     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                     MINNESOTA                                             OREGON
     COLORADO    INTERMEDIATE     INTERMEDIATE        MINNESOTA         NEBRASKA     INTERMEDIATE
TAX FREE FUND   TAX FREE FUND    TAX FREE FUND    TAX FREE FUND  TAX FREE FUND(1)   TAX FREE FUND    TAX FREE FUND
-------------   -------------    -------------    -------------  ---------------    -------------    -------------

$        479     $      9,789     $      6,651     $      4,390     $         68     $      4,079     $      3,214
          --               --               --               43               --               --                7
------------     ------------     ------------     ------------     ------------     ------------     ------------
         479            9,789            6,651            4,433               68            4,079            3,221
============     ============     ============     ============     ============     ============     ============


          62            1,300              899              519               10              565              371
           9              202              140               80                2               88               58
          31               31               29               54               --               25               46
           3               56               38               22               --               24               16
          --                2                1                1               --                1                1
          --                4                3                1               --                2                1
          --                6                4                2               --                2                2
           1               11                8                4               --                5                2
          18               12               15              125                1                6               43
           2               --               --               13               --               --                1
           1                9                8                5               --                6                2
------------     ------------     ------------     ------------     ------------     ------------     ------------
         127            1,633            1,145              826               13              724              543
============     ============     ============     ============     ============     ============     ============

        (108)            (321)            (232)            (169)              (8)            (152)            (131)
          --              (12)             (15)              --               --               (6)              --
          (1)              --               --               (5)              --               --               --
------------     ------------     ------------     ------------     ------------     ------------     ------------
        (109)            (333)            (247)            (174)              (8)            (158)            (131)
============     ============     ============     ============     ============     ============     ============
          18            1,300              898              652                5              566              412
============     ============     ============     ============     ============     ============     ============
         461            8,489            5,753            3,781               63            3,513            2,809
============     ============     ============     ============     ============     ============     ============


          17            1,036              184              514               --              146              327

         762           10,547            8,057            3,985              119            5,466            3,135
------------     ------------     ------------     ------------     ------------     ------------     ------------
         779           11,583            8,241            4,499              119            5,612            3,462
============     ============     ============     ============     ============     ============     ============

$      1,240     $     20,072     $     13,994     $      8,280     $        182     $      9,125     $      6,271
============     ============     ============     ============     ============     ============     ============


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        45)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                                       CALIFORNIA
                                                                                           ARIZONA                   INTERMEDIATE
                                                                                 TAX FREE FUND (1)                  TAX FREE FUND
----------------------------------------------------------------------    -------------------------     --------------------------
                                                                             10/1/00        2/1/00         10/1/00        10/1/99
                                                                                  to            to              to             to
                                                                             3/31/01       9/30/00         3/31/01        9/30/00
----------------------------------------------------------------------    -----------    ----------     -----------    -----------
                                                                          (unaudited)                   (unaudited)
OPERATIONS:
Investment income - net                                                   $      456     $      308     $    1,007     $    1,910
Net realized gain (loss) on investments                                           17             (3)            20           (122)
Net change in unrealized appreciation or depreciation of investments             685            275          1,153            769
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations                           1,158            580          2,180          2,557
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       (353)          (246)           (50)           (77)
  Class C                                                                         (6)            (1)            --             --
  Class Y                                                                        (81)           (61)          (961)        (1,833)
Net realized gain on investments:
  Class A                                                                         --             --             --             --
  Class C                                                                         --             --             --             --
  Class Y                                                                         --             --             --             --
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Total distributions                                                             (440)          (308)        (1,011)        (1,910)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                                                          5,252          9,541            252          1,845
  Reinvestment of distributions                                                  342            239             37             60
  Payments for redemptions                                                    (1,596)          (330)          (202)        (1,642)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase (decrease) in net assets from
  Class A transactions                                                         3,998          9,450             87            263
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Class C:
  Proceeds from sales                                                            684             21             --             --
  Reinvestment of distributions                                                    7             --             --             --
  Payments for redemptions                                                       (15)            --             --             --
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase in net assets from
  Class C transactions                                                           676             21             --             --
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Class Y:
  Proceeds from sales                                                            999          4,405          2,441          9,128
  Reinvestment of distributions                                                    1              4             --              5
  Payments for redemptions                                                       (80)        (1,792)        (2,561)        (7,948)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase (decrease) in net assets from
  Class Y transactions                                                           920          2,617           (120)         1,185
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase (decrease) in net assets from
  capital share transactions                                                   5,594         12,088            (33)         1,448
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Total increase (decrease) in net assets                                        6,312         12,360          1,136          2,095
NET ASSETS AT BEGINNING OF PERIOD                                             12,360             --         45,606         43,511
======================================================================    ==========     ==========     ==========     ==========
NET ASSETS AT END OF PERIOD (4)                                           $   18,672     $   12,360     $   46,742     $   45,606
======================================================================    ==========     ==========     ==========     ==========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                                         COLORADO
                                                                                         CALIFORNIA                  INTERMEDIATE
                                                                                  TAX FREE FUND (1)                 TAX FREE FUND
----------------------------------------------------------------------    --------------------------    --------------------------
                                                                             10/1/00         2/1/00        10/1/00        10/1/99
                                                                                  to             to             to             to
                                                                             3/31/01        9/30/00        3/31/01        9/30/00
----------------------------------------------------------------------    -----------    -----------    -----------    -----------
                                                                          (unaudited)                   (unaudited)
OPERATIONS:
Investment income - net                                                   $      574     $      287     $    1,282     $    2,761
Net realized gain (loss) on investments                                           --             (1)            51           (648)
Net change in unrealized appreciation or depreciation of investments             819            489          1,791            378
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations                           1,393            775          3,124          2,491
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       (399)          (151)           (93)          (210)
  Class C                                                                         (1)            --             --             --
  Class Y                                                                       (173)          (133)        (1,232)        (2,556)
Net realized gain on investments:
  Class A                                                                         --             --             --             --
  Class C                                                                         --             --             --             --
  Class Y                                                                         --             --             --             (1)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Total distributions                                                             (573)          (284)        (1,325)        (2,767)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                                                         15,150          6,886          2,960          1,912
  Reinvestment of distributions                                                  379            139             59            114
  Payments for redemptions                                                    (2,922)        (1,235)          (685)        (3,255)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase (decrease) in net assets from
  Class A transactions                                                        12,607          5,790          2,334         (1,229)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Class C:
  Proceeds from sales                                                            201             34             --             --
  Reinvestment of distributions                                                    1             --             --             --
  Payments for redemptions                                                        --             --             --             --
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase in net assets from
  Class C transactions                                                           202             34             --             --
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Class Y:
  Proceeds from sales                                                          3,573          6,580          2,379          7,571
  Reinvestment of distributions                                                   --              7              1              4
  Payments for redemptions                                                      (418)        (2,073)        (7,928)       (11,669)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase (decrease) in net assets from
  Class Y transactions                                                         3,155          4,514         (5,548)        (4,094)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Increase (decrease) in net assets from
  capital share transactions                                                  15,964         10,338         (3,214)        (5,323)
----------------------------------------------------------------------    ----------     ----------     ----------     ----------
Total increase (decrease) in net assets                                       16,784         10,829         (1,415)        (5,599)
NET ASSETS AT BEGINNING OF PERIOD                                             10,829             --         56,370         61,969
======================================================================    ==========     ==========     ==========     ==========
NET ASSETS AT END OF PERIOD (4)                                           $   27,613     $   10,829     $   54,955     $   56,370
======================================================================    ==========     ==========     ==========     ==========

(1)Fund commenced operations on February 1, 2000.
(2)Fund commenced operations on February 28, 2001.
(3)See note 4 in Notes to Financial Statements for additional information.
(4)Includes undistributed (distributions in excess of) net investment income
  (000) of $16 and $0 for Arizona Tax Free Fund, $15 and $19 for California Intermediate Tax Free Fund, $4 and $3 for California Tax Free Fund, $(39) and $4 for Colorado Intermediate Tax Free Fund, $31 and $7 for Colorado Tax Free Fund, $161 and $0 for Intermediate Tax Free Fund, $(65) and $29 for Minnesota Intermediate Tax Free Fund, $199 and $250 for Minnesota Tax Free Fund, $(6) and $0 for Nebraska Tax Free Fund, $109 and $80 for Oregon Intermediate Tax Free Fund, and $77 and $60 for Tax Free Fund, at March 31, 2001, and September 30, 2000, respectively.


The accompanying notes are an integral part of the financial statements.

(46     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                        MINNESOTA
                     COLORADO                      INTERMEDIATE                      INTERMEDIATE
            TAX FREE FUND (1)                     TAX FREE FUND                     TAX FREE FUND
------------------------------    ------------------------------    ------------------------------
     10/1/00           2/1/00          10/1/00          10/1/99          10/1/00          10/1/99
          to               to               to               to               to               to
     3/31/01          9/30/00          3/31/01          9/30/00          3/31/01          9/30/00
-------------    -------------    -------------    -------------    ------------     -------------
  (unaudited)                       (unaudited)                       (unaudited)

$        461     $        297     $      8,489     $     18,729     $      5,753     $     12,410
          17                4            1,036           (2,046)             184             (581)
         762              321           10,547            2,552            8,057              611
------------     ------------     ------------     ------------     ------------     ------------
       1,240              622           20,072           19,235           13,994           12,440
------------     ------------     ------------     ------------     ------------     ------------


        (362)            (221)            (218)            (416)            (267)            (571)
          (9)              (2)              --               --               --               --
         (66)             (67)          (8,110)         (18,458)          (5,580)         (11,861)
          (3)              --               --               --               --              (15)
          --               --               --               --               --               --
          (1)              --               --               --               --             (292)
------------     ------------     ------------     ------------     ------------     ------------
        (441)            (290)          (8,328)         (18,874)          (5,847)         (12,739)
------------     ------------     ------------     ------------     ------------     ------------


       9,746            8,453            3,754            4,194              974            3,245
         359              216              155              275              187              349
      (1,751)            (852)          (3,925)          (6,169)          (2,461)          (5,731)
------------     ------------     ------------     ------------     ------------     ------------

       8,354            7,817              (16)          (1,700)          (1,300)          (2,137)
------------     ------------     ------------     ------------     ------------     ------------

         817              151               --               --               --               --
           9                2               --               --               --               --
          --               --               --               --               --               --
------------     ------------     ------------     ------------     ------------     ------------

         826              153               --               --               --               --
------------     ------------     ------------     ------------     ------------     ------------

         374            5,297           14,516           56,759           16,225           39,739
           1                2              539            1,614              128              344
         (82)          (2,947)         (61,288)        (125,938)         (20,632)         (75,230)
------------     ------------     ------------     ------------     ------------     ------------

         293            2,352          (46,233)         (67,565)          (4,279)         (35,147)
------------     ------------     ------------     ------------     ------------     ------------

       9,473           10,322          (46,249)         (69,265)          (5,579)         (37,284)
------------     ------------     ------------     ------------     ------------     ------------
      10,272           10,654          (34,505)         (68,904)           2,568          (37,583)
      10,654               --          384,273          453,177          256,822          294,405
============     ============     ============     ============     ============     ============
$     20,926     $     10,654     $    349,768     $    384,273     $    259,390     $    256,822
============     ============     ============     ============     ============     ============

[WIDE TABLE CONTINUED FROM ABOVE]

                                      NEBRASKA                            OREGON
                    MINNESOTA         TAX FREE                      INTERMEDIATE
                TAX FREE FUND         FUND (2)                     TAX FREE FUND                     TAX FREE FUND
------------------------------    -------------    ------------------------------    ------------------------------
     10/1/00          10/1/99          2/28/01          10/1/00          10/1/99          10/1/00          10/1/99
          to               to               to               to               to               to               to
     3/31/01          9/30/00          3/31/01          3/31/01          9/30/00          3/31/01          9/30/00
-------------    -------------    -------------    -------------    -------------    -------------    -------------
  (unaudited)                       (unaudited)      (unaudited)                       (unaudited)

$      3,781     $      7,019     $         63     $      3,513     $      7,763     $      2,809     $      3,906
         514             (485)              --              146             (952)             327             (604)
       3,985             (241)             119            5,466            1,116            3,135              847
------------     ------------     ------------     ------------     ------------     ------------     ------------
       8,280            6,293              182            9,125            7,927            6,271            4,149
------------     ------------     ------------     ------------     ------------     ------------     ------------


      (2,550)          (4,933)             (11)             (97)            (147)            (870)          (1,486)
         (64)             (89)             (58)              --               --               (5)              (4)
      (1,218)          (1,918)              --           (3,387)          (7,557)          (1,917)          (2,373)

          --               --               --               --               (1)              --               --
          --               --               --               --               --               --               --
          --               --               --               --              (35)              --               --
------------     ------------     ------------     ------------     ------------     ------------     ------------
      (3,832)          (6,940)             (69)          (3,484)          (7,740)          (2,792)          (3,863)
------------     ------------     ------------     ------------     ------------     ------------     ------------


      13,049           13,716            3,275            1,570            2,273           12,119            1,751
       2,411            4,713               11               37               76              832            1,396
      (8,775)         (31,757)            (104)            (289)          (1,085)          (4,080)          (8,734)
------------     ------------     ------------     ------------     ------------     ------------     ------------

       6,685          (13,328)           3,182            1,318            1,264            8,871           (5,587)
------------     ------------     ------------     ------------     ------------     ------------     ------------

       1,440              788               --               --               --              191               80
          50               54               --               --               --                5                5
        (221)            (479)              --               --               --              (15)             (55)
------------     ------------     ------------     ------------     ------------     ------------     ------------

       1,269              363               --               --               --              181               30
------------     ------------     ------------     ------------     ------------     ------------     ------------

       9,203           31,588           16,924            6,465           23,880           18,703           58,159
         196              465               --              174              446               83              137
      (3,736)          (8,703)            (103)         (15,652)         (42,766)          (3,289)         (15,162)
------------     ------------     ------------     ------------     ------------     ------------     ------------

       5,663           23,350           16,821           (9,013)         (18,440)          15,497           43,134
------------     ------------     ------------     ------------     ------------     ------------     ------------

      13,617           10,385           20,003           (7,695)         (17,176)          24,549           37,577
------------     ------------     ------------     ------------     ------------     ------------     ------------
      18,065            9,738           20,116           (2,054)         (16,989)          28,028           37,863
     136,892          127,154               --          163,427          180,416           89,730           51,867
============     ============     ============     ============     ============     ============     ============
$    154,957     $    136,892     $     20,116     $    161,373     $    163,427     $    117,758     $     89,730
============     ============     ============     ============     ============     ============     ============


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        47)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                    REALIZED AND
                          NET ASSET                   UNREALIZED     DIVIDENDS
                              VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                          BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                          OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                        -----------  ------------  -------------  ------------  --------------
ARIZONA TAX FREE FUND(1)
Class A
 2001* (unaudited)       $  10.45      $  0.27        $  0.44       $ (0.26)       $    --
 2000                       10.00         0.36           0.45         (0.36)            --
Class C
 2001* (unaudited)       $  10.44      $  0.26        $  0.44       $ (0.25)       $    --
 2000                       10.00         0.34           0.44         (0.34)            --
Class Y
 2001* (unaudited)       $  10.45      $  0.28        $  0.44       $ (0.27)       $    --
 2000                       10.00         0.37           0.45         (0.37)            --
CALIFORNIA INTERMEDIATE
TAX FREE FUND
Class A
 2001* (unaudited)       $  10.02      $  0.22        $  0.26       $ (0.22)       $    --
 2000                        9.89         0.43           0.13         (0.43)            --
 1999                       10.37         0.42          (0.46)        (0.41)         (0.03)
 1998                       10.04         0.43           0.33         (0.43)            --
 1997(2)                    10.00         0.06           0.04         (0.06)            --
Class Y
 2001* (unaudited)       $  10.04      $  0.22        $  0.25       $ (0.22)       $    --
 2000                        9.89         0.43           0.15         (0.43)            --
 1999                       10.36         0.42          (0.45)        (0.41)         (0.03)
 1998                       10.03         0.43           0.33         (0.43)            --
 1997(2)                    10.00         0.06           0.03         (0.06)            --
CALIFORNIA TAX FREE FUND(1)
Class A
 2001* (unaudited)       $  10.66      $  0.25        $  0.37       $ (0.25)       $    --
 2000                       10.00         0.35           0.66         (0.35)            --
Class C
 2001* (unaudited)       $  10.66      $  0.23        $  0.38       $ (0.23)       $    --
 2000                       10.00         0.32           0.66         (0.32)            --
Class Y
 2001* (unaudited)       $  10.66      $  0.26        $  0.37       $ (0.26)       $    --
 2000                       10.00         0.37           0.65         (0.36)            --
COLORADO INTERMEDIATE TAX FREE FUND
Class A
 2001* (unaudited)       $  10.28      $  0.25        $  0.34       $ (0.25)       $    --
 2000                       10.32         0.48          (0.04)        (0.48)            --
 1999                       10.89         0.46          (0.55)        (0.46)         (0.02)
 1998                       10.61         0.47           0.30         (0.47)         (0.02)
 1997                       10.42         0.48           0.24         (0.48)         (0.05)
 1996                       10.51         0.49          (0.04)        (0.49)         (0.05)
Class Y
 2001* (unaudited)       $  10.26      $  0.25        $  0.33       $ (0.25)       $    --
 2000                       10.29         0.48          (0.03)        (0.48)            --
 1999                       10.88         0.46          (0.57)        (0.46)         (0.02)
 1998                       10.61         0.47           0.29         (0.47)         (0.02)
 1997                       10.42         0.48           0.24         (0.48)         (0.05)
 1996                       10.51         0.49          (0.04)        (0.49)         (0.05)
COLORADO TAX FREE FUND(1)
Class A
 2001* (unaudited)       $  10.42      $  0.27        $  0.49       $ (0.26)       $    --
 2000                       10.00         0.35           0.42         (0.35)            --
Class C
 2001* (unaudited)       $  10.41      $  0.24        $  0.50       $ (0.24)       $    --
 2000                       10.00         0.34           0.41         (0.34)            --
Class Y
 2001* (unaudited)       $  10.43      $  0.28        $  0.50       $ (0.27)       $    --
 2000                       10.00         0.37           0.42         (0.36)            --
-------                  --------      -------        -------       -------        -------

  +Returns are for the period indicated and have not been annualized.
  *For the six months ended March 31, 2001. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Commenced operations on February 1, 2000. All ratios for the period have been annualized.
(2)Commenced operations on August 8, 1997. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(48     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                   RATIO OF        RATIO OF NET
                                                                RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
      NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
          VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
         END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
         PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
    -----------  ------------  --------------  -------------  --------------  -------------  ------------------  ----------


      $  10.90          6.78%+      $14,262          0.25%           5.14%          1.45%             3.94%            9%
         10.45          8.21+         9,668          0.25            5.31           1.80              3.76            27

      $  10.89          6.73%+      $   704          0.65%           4.78%          2.14%             3.29%            9%
         10.44          7.88+            22          0.65            4.95           2.72              2.88            27

      $  10.90          7.00%+      $ 3,706          0.00%           5.38%          1.18%             4.20%            9%
         10.45          8.36+         2,670          0.00            5.53           1.53              4.00            27


      $  10.28          4.72%+      $ 2,486          0.70%           4.31%          1.21%             3.80%            4%
         10.02          5.84          2,344          0.70            4.35           1.18              3.87            23
          9.89         (0.40)         2,042          0.70            4.19           1.17              3.72             9
         10.37          7.80             82          0.70            4.22           1.21              3.71            22
         10.04          1.02+             1          0.69            4.48           1.36              3.81             3

      $  10.29          4.83%+      $44,256          0.70%           4.31%          0.96%             4.05%            4%
         10.04          6.05         43,262          0.70            4.36           0.93              4.13            23
          9.89         (0.30)        41,469          0.70            4.11           0.92              3.89             9
         10.36          7.80         37,275          0.70            4.27           0.96              4.01            22
         10.03          0.92+        33,287          0.69            4.14           1.11              3.72             3


      $  11.03          5.89%+      $19,216          0.25%           4.72%          1.37%             3.60%            0%
         10.66         10.23+         6,029          0.25            5.20           1.85              3.60            12

      $  11.04          5.78%+      $   238          0.65%           4.39%          1.79%             3.25%            0%
         10.66          9.95+            34          0.65            5.12           2.25              3.52            12

      $  11.03          6.00%+      $ 8,159          0.00%           4.96%          1.12%             3.84%            0%
         10.66         10.38+         4,766          0.00            5.42           1.59              3.83            12


      $  10.62          5.80%+      $ 5,921          0.70%           4.64%          1.34%             4.00%           16%
         10.28          4.40          3,485          0.70            4.66           1.25              4.11            42
         10.32         (0.88)         4,733          0.70            4.32           1.15              3.87            33
         10.89          7.43          4,301          0.70            4.43           1.17              3.96            19
         10.61          7.11          4,187          0.70            4.55           1.16              4.09            11
         10.42          4.39          2,861          0.70            4.69           1.18              4.21            20

      $  10.59          5.71%+      $49,034          0.70%           4.64%          1.09%             4.25%           16%
         10.26          4.51         52,885          0.70            4.66           1.00              4.36            42
         10.29         (1.07)        57,236          0.70            4.31           0.90              4.11            33
         10.88          7.33         59,631          0.70            4.43           0.92              4.21            19
         10.61          7.11         54,378          0.70            4.55           0.91              4.34            11
         10.42          4.39         48,927          0.70            4.69           0.93              4.46            20


      $  10.92          7.37%+      $17,088          0.25%           5.13%          1.45%             3.93%           13%
         10.42          7.80+         8,068          0.25            5.28           1.80              3.73            36

      $  10.91          7.20%+      $   994          0.65%           4.73%          2.16%             3.22%           13%
         10.41          7.52+           156          0.65            4.92           2.58              2.99            36

      $  10.94          7.58%+      $ 2,844          0.00%           5.37%          1.19%             4.18%           13%
         10.43          8.05+         2,430          0.00            5.47           1.53              3.94            36
      --------        ------        -------          ----            ----           ----              ----            --


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        49)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                    REALIZED AND
                          NET ASSET                   UNREALIZED     DIVIDENDS
                              VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                          BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                          OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                        -----------  ------------  -------------  ------------  --------------
INTERMEDIATE TAX FREE FUND
Class A
 2001* (unaudited)       $  10.48      $  0.25        $  0.32       $ (0.24)       $    --
 2000                       10.45         0.48           0.04         (0.49)            --
 1999                       11.05         0.46          (0.55)        (0.46)         (0.05)
 1998                       10.84         0.47           0.27         (0.47)         (0.06)
 1997                       10.66         0.47           0.24         (0.47)         (0.06)
 1996                       10.72         0.46           0.01         (0.46)         (0.07)
Class Y
 2001* (unaudited)       $  10.46      $  0.25        $  0.33       $ (0.24)       $    --
 2000                       10.43         0.48           0.04         (0.49)            --
 1999                       11.03         0.46          (0.55)        (0.46)         (0.05)
 1998                       10.82         0.47           0.27         (0.47)         (0.06)
 1997                       10.65         0.47           0.23         (0.47)         (0.06)
 1996                       10.72         0.46             --         (0.46)         (0.07)
MINNESOTA INTERMEDIATE
TAX FREE FUND
Class A
 2001* (unaudited)       $   9.80      $  0.22        $  0.32       $ (0.23)       $    --
 2000                        9.79         0.45           0.02         (0.45)         (0.01)
 1999                       10.29         0.43          (0.47)        (0.43)         (0.03)
 1998                       10.09         0.43           0.24         (0.43)         (0.04)
 1997                        9.91         0.44           0.21         (0.44)         (0.03)
 1996                        9.92         0.45           0.02         (0.45)         (0.03)
Class Y
 2001* (unaudited)       $   9.76      $  0.22        $  0.33       $ (0.23)       $    --
 2000                        9.76         0.45           0.01         (0.45)         (0.01)
 1999                       10.26         0.43          (0.47)        (0.43)         (0.03)
 1998                       10.06         0.43           0.24         (0.43)         (0.04)
 1997                        9.91         0.44           0.18         (0.44)         (0.03)
 1996                        9.92         0.45           0.02         (0.45)         (0.03)
MINNESOTA TAX FREE FUND (B)
Class A
 2001* (unaudited)       $  10.64      $  0.27        $  0.33       $ (0.28)       $    --
 2000                       10.70         0.55          (0.06)        (0.55)            --
 1999                       11.46         0.55          (0.69)        (0.56)         (0.06)
 1998                       11.15         0.57           0.36         (0.56)         (0.06)
 1997                       10.89         0.57           0.31         (0.57)         (0.05)
 1996                       10.81         0.59           0.07         (0.58)            --
Class C
 2001* (unaudited)       $  10.62      $  0.27        $  0.31       $ (0.26)       $    --
 2000                       10.69         0.53          (0.09)        (0.51)            --
 1999(1)                    11.38         0.37          (0.71)        (0.35)            --
Class Y
 2001* (unaudited)       $  10.63      $  0.28        $  0.33       $ (0.29)       $    --
 2000                       10.69         0.58          (0.07)        (0.57)            --
 1999                       11.45         0.58          (0.69)        (0.59)         (0.06)
 1998                       11.14         0.60           0.36         (0.59)         (0.06)
 1997(2)                    11.16         0.10          (0.02)        (0.10)            --
NEBRASKA TAX FREE FUND (3)
Class A
 2001* (unaudited)       $  10.00      $  0.03        $  0.08       $ (0.04)       $    --
Class C
 2001* (unaudited)       $  10.00      $  0.03        $  0.05       $ (0.03)       $    --
Class Y
 2001* (unaudited)       $  10.00      $  0.03        $  0.08       $ (0.04)       $    --
-------                  --------      -------        -------       -------        -------

  +Returns are for the period indicated and have not been annualized.
  *For the six months ended March 31, 2001. All ratios for the period have been annualized.
(A)Excluding sales charges.
(B)The financial highlights for the Minnesota Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund Class A shares and Class Y shares. The assets of the Piper Minnesota Tax-Exempt Fund were acquired by Minnesota Tax Free Fund on July 31, 1998. In connection with this acquisition, (i) Class A shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class A shares of the Minnesota Tax Free Fund, (ii) Class Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class Y shares of the Minnesota Tax Free Fund. On July 31, 1998 the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
(1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(2)Class Y shares have been offered since August 1, 1997. All ratios for the period have been annualized.
(3)Commenced operations on February 28, 2001. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(50     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                   RATIO OF        RATIO OF NET
                                                                RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
      NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
          VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
         END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
         PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
    -----------  ------------  --------------  -------------  --------------  -------------  ------------------  ----------


      $  10.81         5.49%+      $  9,283          0.70%           4.58%          1.12%             4.16%            6%
         10.48         5.10           8,994          0.70            4.61           1.12              4.19            29
         10.45        (0.78)         10,713          0.70            4.31           1.12              3.89            23
         11.05         7.04           9,196          0.70            4.31           1.11              3.90            27
         10.84         6.84           3,849          0.67            4.41           1.18              3.90            66
         10.66         4.45           2,618          0.66            4.35           1.17              3.84            53

      $  10.80         5.60%+      $340,485          0.70%           4.57%          0.87%             4.40%            6%
         10.46         5.11         375,279          0.70            4.62           0.87              4.45            29
         10.43        (0.79)        442,464          0.70            4.31           0.87              4.14            23
         11.03         7.05         460,714          0.70            4.32           0.86              4.16            27
         10.82         6.75         431,000          0.67            4.40           0.93              4.14            66
         10.65         4.35          66,994          0.66            4.35           0.92              4.09            53


      $  10.11         5.53%+      $ 11,556          0.70%           4.48%          1.13%             4.05%            6%
          9.80         4.94          12,469          0.70            4.59           1.12              4.17            18
          9.79        (0.43)         14,629          0.70            4.30           1.12              3.88            12
         10.29         6.80          10,330          0.70            4.30           1.11              3.89            24
         10.09         6.72           7,453          0.70            4.49           1.15              4.04            20
          9.91         4.80           3,916          0.70            4.52           1.18              4.04            19

      $  10.08         5.65%+      $247,834          0.70%           4.48%          0.88%             4.30%            6%
          9.76         5.04         244,353          0.70            4.59           0.87              4.42            18
          9.76        (0.44)        279,776          0.70            4.28           0.87              4.11            12
         10.26         6.82         317,598          0.70            4.30           0.86              4.14            24
         10.06         6.42         297,122          0.70            4.47           0.90              4.27            20
          9.91         4.80          93,394          0.70            4.53           0.93              4.30            19


      $  10.96         5.65%+      $103,693          0.95%           5.03%          1.18%             4.80%           11%
         10.64         4.75          93,995          0.95            5.22           1.17              5.00            34
         10.70        (1.31)        108,116          0.95            4.98           1.17              4.76            15
         11.46         8.58         118,937          0.95            5.05           1.01              4.99            16
         11.15         8.32         125,659          0.95            5.17           1.01              5.11            17
         10.89         6.24         125,677          0.90            5.38           0.99              5.29            35

      $  10.94         5.48%+      $  3,375          1.35%           4.62%          1.93%             4.04%           11%
         10.62         4.25           2,037          1.35            4.83           1.77              4.41            34
         10.69        (3.03)+         1,682          1.35            4.70           1.87              4.18            15

      $  10.95         5.79%+      $ 47,889          0.70%           5.28%          0.93%             5.05%           11%
         10.63         5.00          40,860          0.70            5.49           0.93              5.26            34
         10.69        (1.07)         17,356          0.70            5.26           0.87              5.09            15
         11.45         8.83           8,155          0.78            5.79           0.82              5.75            16
         11.14         0.72+          9,010          0.75            5.73           0.75              5.73            17


      $  10.07         1.06%+      $  3,199          0.55%           4.13%          1.37%             3.31%            0%

      $  10.05         0.82%+      $     --          0.95%             --%          1.86%               --%            0%

      $  10.07         1.07%+      $ 16,917          0.30%           4.38%          0.86%             3.82%            0%
----  --------        ------       --------          ----            ----           ----              ----            --


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        51)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                   REALIZED AND
                         NET ASSET                   UNREALIZED     DIVIDENDS
                             VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                         BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                         OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                       -----------  ------------  -------------  ------------  --------------
OREGON INTERMEDIATE
TAX FREE FUND
Class A
 2001* (unaudited)        $  9.74      $  0.22        $  0.33       $ (0.21)       $    --
 2000                        9.72         0.43           0.02         (0.43)            --
 1999(2)                    10.23         0.29          (0.51)        (0.29)            --
Class Y
 2001* (unaudited)        $  9.74      $  0.22        $  0.34       $ (0.21)       $    --
 2000                        9.72         0.43           0.02         (0.43)            --
 1999                       10.24         0.43          (0.49)        (0.43)         (0.03)
 1998                       10.05         0.45           0.21         (0.45)         (0.02)
 1997(3)                    10.00         0.07           0.05         (0.07)            --
TAX FREE FUND (B)
Class A
 2001* (unaudited)        $ 10.49      $  0.27        $  0.35       $ (0.27)       $    --
 2000                       10.54         0.53          (0.05)        (0.53)            --
 1999                       11.53         0.55          (0.86)        (0.55)         (0.13)
 1998                       11.21         0.55           0.36         (0.54)         (0.05)
 1997                       10.81         0.54           0.42         (0.54)         (0.02)
 1996                       10.69         0.56           0.12         (0.56)            --
Class C
 2001* (unaudited)        $ 10.46      $  0.25        $  0.35       $ (0.25)       $    --
 2000                       10.52         0.50          (0.07)        (0.49)            --
 1999(1)                    11.34         0.35          (0.82)        (0.35)            --
Class Y
 2001* (unaudited)        $ 10.49      $  0.28        $  0.36       $ (0.28)       $    --
 2000                       10.54         0.56          (0.06)        (0.55)            --
 1999                       11.54         0.57          (0.86)        (0.58)         (0.13)
 1998(4)                    11.31         0.10           0.22         (0.09)            --
-------                   -------      -------        -------       -------        -------

  +Returns are for the period indicated and have not been annualized.
  *For the six months ended March 31, 2001. All ratios for the period have been annualized.
(A)Excluding sales charges.
(B)The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Piper National Tax-Exempt Fund Class A shares. The assets of the Piper National Tax-Exempt Fund were acquired by Tax Free Fund on July 31, 1998. In connection with this acquisition, Class A shares of the Piper National Tax-Exempt Fund were exchanged for Class A shares of the Tax Free Fund. On July 31, 1998 the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
(1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(2)Class A shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(3)Commenced operations on August 8, 1997. All ratios for the period have been annualized.
(4)Class Y shares have been offered since July 31, 1998. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(52     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                   RATIO OF        RATIO OF NET
                                                                RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
      NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
          VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
         END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
         PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
    -----------  ------------  --------------  -------------  --------------  -------------  ------------------  ----------


      $  10.08         5.85%+      $  4,781          0.70%           4.35%          1.35%             3.70%            6%
          9.74         4.79           3,303          0.70            4.47           1.13              4.04            18
          9.72        (2.22)+         2,005          0.70            4.37           1.12              3.95            13

      $  10.09         5.74%+      $156,592          0.70%           4.35%          1.10%             3.95%            6%
          9.74         4.78         160,124          0.70            4.47           0.88              4.29            18
          9.72        (0.66)        178,411          0.70            4.30           0.87              4.13            13
         10.24         6.66         187,383          0.70            4.43           0.87              4.26            20
         10.05         1.17+        182,069          0.70            4.55           1.09              4.16             4


      $  10.84         5.97%+      $ 37,071          0.95%           5.13%          1.20%             4.88%           15%
         10.49         4.75          27,061          0.95            5.18           1.19              4.94            15
         10.54        (2.81)         32,893          1.00            4.97           1.23              4.74            21
         11.53         8.41          40,351          1.10            4.84           1.16              4.78             7
         11.21         9.09          49,638          1.11            4.91           1.17              4.85            28
         10.81         6.42          45,935          1.03            5.15           1.13              5.05            43

      $  10.81         5.80%+      $    328          1.35%           4.73%          1.95%             4.14%           15%
         10.46         4.26             139          1.35            4.80           1.79              4.36            15
         10.52        (4.23)+           110          1.35            4.54           1.93              3.96            21

      $  10.85         6.19%+      $ 80,359          0.70%           5.37%          0.95%             5.12%           15%
         10.49         5.00          62,530          0.70            5.47           0.95              5.22            15
         10.54        (2.66)         18,864          0.71            5.26           1.01              4.96            21
         11.54         2.83+            355          0.85            5.61           0.91              5.55             7
----  --------        ------       --------          ----            ----           ----              ----            --


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        53)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

1 >  ORGANIZATION

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Nebraska Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund (collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"). The First American Corporate Bond Fund, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Strategic Income Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, International Fund, Health Sciences Fund, Technology Fund, Emerging Markets Fund, and Mid Cap Growth Fund are also mutual funds offered by FAIF but are not included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

     These Funds offer Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Investments in closed-end mutual funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th and October 31st.


(54     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

     Net investment income and net realized gains or losses may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of September 30, 2000, the following funds have capital loss carryforwards (000):

                                                    AMOUNT       EXPIRATION DATE
     ---------------------------------------------------------------------------
     California Intermediate Tax Free               $   81            2008
     Colorado Intermediate Tax Free                     75            2008
     Intermediate Tax Free                           1,405            2008
     Minnesota Intermediate Tax Free                   239            2008
     Minnesota Tax Free                                248            2008
     Oregon Intermediate Tax Free                       98            2008
     Tax Free                                          370            2008
     ---------------------------------------------------------------------------

     Arizona Tax Free, California Intermediate Tax Free, California Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, Oregon Intermediate Tax Free, and Tax Free Fund incurred losses in the amount of $3,000, $104,000, $1,000, $643,000, $1,627,000, $338,000, $254,000, $854,000, and $579,000
     from November 1, 1999 to September 30, 2000, respectively. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2001.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At March 31, 2001, the Arizona Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, Nebraska Tax Free, and the Tax Free Funds had outstanding when-issued commitments of $259,375, $1,248,516, $1,000,000, $1,000,000,
     $5,364,760, and $5,883,981, respectively.

     INVERSE FLOATERS - As part of their investment strategy, the Funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the net asset value of the Funds' shares may be more volatile than if the Funds did not invest in such securities. At March 31, 2001, the Minnesota Tax Free Fund and Tax Free Fund had investments in inverse floaters with a value of $1,746,750 and $3,243,750, respectively, which represent 1.1% and 2.8%, respectively, of each fund's net assets.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        55)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank") and its predecessor, First American Asset Management, manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.70% of the average daily net assets. The advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations described in the prospectuses. Fee waivers may be discontinued at any time.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     ADMINISTRATION FEES - Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services to the First American Family of Funds. Under this arrangement, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of their relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - SEI Investments Mutual Funds Services ("SIMFS") serves as sub-administrator and assists U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMFS monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMFS also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion, and 0.005% on assets over $60 billion for all Funds. There is a minimum fee of $50,000 per Fund (the oldest 38 Funds are excluded). U.S. Bank paid SIMFS $5,415,000 in aggregate from October 1, 2000 through March 31, 2001 for the First American Family of Funds.

     For the Funds included in this semiannual report the amounts paid to SIMFS for the six month period were as follows (000):

     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                  $  6
     California Intermediate Tax Free Fund                                    15
     California Tax Free Fund                                                  8
     Colorado Intermediate Tax Free Fund                                      18
     Colorado Tax Free Fund                                                    6
     Intermediate Tax Free Fund                                              121
     Minnesota Intermediate Tax Free Fund                                     83
     Minnesota Tax Free Fund                                                  48
     Nebraska Tax Free Fund                                                    1
     Oregon Intermediate Tax Free Fund                                        52
     Tax Free Fund                                                            34
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets.

     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class C shares, respectively, which may be used by SIDCO to provide compensation for sales support and distribution activities. All Class A distribution fees are currently being waived in California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, and Oregon Intermediate Tax Free Funds. For Class C, the distributor is currently waiving 0.35% of average daily net assets for the Minnesota Tax Free and Tax Free Funds. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid U.S. Bank and its affiliates the following amounts for the Funds included in this semiannual report, for the six months ended March 31, 2001 (000):

                                                       U.S. BANCORP    U.S. BANK
                                        U.S. BANK     PIPER JAFFRAY        TRUST
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                $ 7             $ 9            $ --
     California Tax Free Fund              11              10              --
     Colorado Tax Free Fund                 4              14              --
     Minnesota Tax Free Fund               57              56              --
     Tax Free Fund                         20              19              --
     ---------------------------------------------------------------------------


(56     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

     TRANSFER AGENT FEES - U.S. Bank serves as transfer agent and dividend disbursement agent. As the servicing agent, U.S. Bank was paid $5,605,228 in aggregate for the six months ended March 31, 2001 for the First American Family of Funds. For the six months ended March 31, 2001, fees paid to U.S. Bank for the funds included in this report were as follows
     (000):

     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                   $14
     California Intermediate Tax Free Fund                                    10
     California Tax Free Fund                                                 14
     Colorado Intermediate Tax Free Fund                                      10
     Colorado Tax Free Fund                                                   14
     Intermediate Tax Free Fund                                               19
     Minnesota Intermediate Tax Free Fund                                     16
     Minnesota Tax Free Fund                                                  32
     Nebraska Tax Free Fund                                                   --
     Oregon Intermediate Tax Free Fund                                        13
     Tax Free Fund                                                            23
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees, and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the period ended March 31, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 18 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2001, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $86,000.


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        57)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                             CALIFORNIA                                    COLORADO
                                                          ARIZONA          INTERMEDIATE            CALIFORNIA          INTERMEDIATE
                                                 TAX FREE FUND(1)         TAX FREE FUND      TAX FREE FUND(1)         TAX FREE FUND
                                             --------------------- --------------------- --------------------- ---------------------
                                               10/1/00     2/1/00    10/1/00    10/1/99    10/1/00     2/1/00    10/1/00    10/1/99
                                                    to         to         to         to         to         to         to         to
                                               3/31/01    9/30/00    3/31/01    9/30/00    3/31/01    9/30/00    3/31/01    9/30/00
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                            (unaudited)           (unaudited)           (unaudited)           (unaudited)
Class A:
 Shares issued                                     499        934         24        189      1,407        670        279        188
 Shares issued in lieu of cash distributions        32         23          4          6         35         13          6         11
 Shares redeemed                                  (147)       (32)       (20)      (167)      (266)      (117)       (66)      (319)
---------------------------------------------   ------     ------     ------     ------     ------     ------     ------     ------
TOTAL CLASS A TRANSACTIONS                         384        925          8         28      1,176        566        219       (120)
=============================================   ======     ======     ======     ======     ======     ======     ======     ======
Class C:
 Shares issued                                      63          2         --         --         19          3         --         --
 Shares issued in lieu of cash distributions         1         --         --         --         --         --         --         --
 Shares redeemed                                    (1)        --         --         --         --         --         --         --
---------------------------------------------   ------     ------     ------     ------     ------     ------     ------     ------
TOTAL CLASS C TRANSACTIONS                          63          2         --         --         19          3         --         --
=============================================   ======     ======     ======     ======     ======     ======     ======     ======
Class Y:
 Shares issued                                      92        431        241        924        331        651        227        745
 Shares issued in lieu of cash distributions        --         --         --          1         --          1         --         --
 Shares redeemed                                    (7)      (176)      (251)      (807)       (38)      (205)      (755)    (1,150)
---------------------------------------------   ------     ------     ------     ------     ------     ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                          85        255        (10)       118        293        447       (528)      (405)
=============================================   ======     ======     ======     ======     ======     ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES          532      1,182         (2)       146      1,488      1,016       (309)      (525)
=============================================   ======     ======     ======     ======     ======     ======     ======     ======

                                                                                                    MINNESOTA
                                                         COLORADO          INTERMEDIATE          INTERMEDIATE             MINNESOTA
                                                 TAX FREE FUND(1)         TAX FREE FUND         TAX FREE FUND         TAX FREE FUND
                                             --------------------- --------------------- --------------------- ---------------------
                                               10/1/00     2/1/00    10/1/00    10/1/99    10/1/00    10/1/99    10/1/00    10/1/99
                                                    to         to         to         to         to         to         to         to
                                               3/31/01    9/30/00    3/31/01    9/30/00    3/31/01    9/30/00    3/31/01    9/30/00
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                            (unaudited)           (unaudited)           (unaudited)           (unaudited)
Class A:
 Shares issued                                     919        837        355        404         97        334      1,210      1,301
 Shares issued in lieu of cash distributions        33         21         15         27         19         36        223        449
 Shares redeemed                                  (162)       (83)      (369)      (598)      (246)      (592)      (809)    (3,017)
---------------------------------------------  -------    -------    -------    -------    -------    -------    -------    -------
TOTAL CLASS A TRANSACTIONS                         790        775          1       (167)      (130)      (222)       624     (1,267)
=============================================  =======    =======    =======    =======    =======    =======    =======    =======
Class C:
 Shares issued                                      75         15         --         --         --         --        131         75
 Shares issued in lieu of cash distributions         1         --         --         --         --         --          5          5
 Shares redeemed                                    --         --         --         --         --         --        (20)       (45)
---------------------------------------------  -------    -------    -------    -------    -------    -------    -------    -------
TOTAL CLASS C TRANSACTIONS                          76         15         --         --         --         --        116         35
=============================================  =======    =======    =======    =======    =======    =======    =======    =======
Class Y:
 Shares issued                                      35        524      1,359      5,497      1,634      4,120        857      3,002
 Shares issued in lieu of cash distributions        --         --         51        157         13         36         18         44
 Shares redeemed                                    (8)      (291)    (5,736)   (12,200)    (2,079)    (7,800)      (346)      (825)
---------------------------------------------  -------    -------    -------    -------    -------    -------    -------    -------
TOTAL CLASS Y TRANSACTIONS                          27        233     (4,326)    (6,546)      (432)    (3,644)       529      2,221
=============================================  =======    =======    =======    =======    =======    =======    =======    =======
NET INCREASE (DECREASE) IN CAPITAL SHARES          893      1,023     (4,325)    (6,713)      (562)    (3,866)     1,269        989
=============================================  =======    =======    =======    =======    =======    =======    =======    =======

                                                NEBRASKA                OREGON
                                                TAX FREE          INTERMEDIATE
                                                 FUND(2)         TAX FREE FUND         TAX FREE FUND
                                               ---------- --------------------- ---------------------
                                                 2/28/01    10/1/00    10/1/99    10/1/00    10/1/99
                                                      to         to         to         to         to
                                                 3/31/01    3/31/01    9/30/00    3/31/01    9/30/00
                                               ---------- ---------- ---------- ---------- ----------
                                              (unaudited)(unaudited)           (unaudited)
Class A:
 Shares issued                                       327        160        237      1,143        169
 Shares issued in lieu of cash distributions           1          4          8         78        135
 Shares redeemed                                     (10)       (29)      (112)      (382)      (846)
----------------------------------------------    ------     ------     ------     ------     ------
TOTAL CLASS A TRANSACTIONS                           318        135        133        839       (542)
==============================================    ======     ======     ======     ======     ======
Class C:
 Shares issued                                        --         --         --         17          8
 Shares issued in lieu of cash distributions          --         --         --          1         --
 Shares redeemed                                      --         --         --         (1)        (5)
----------------------------------------------    ------     ------     ------     ------     ------
TOTAL CLASS C TRANSACTIONS                            --         --         --         17          3
==============================================    ======     ======     ======     ======     ======
Class Y:
 Shares issued                                     1,690        648      2,481      1,746      5,630
 Shares issued in lieu of cash distributions          --         18         46          8         13
 Shares redeemed                                     (10)    (1,581)    (4,444)      (307)    (1,474)
----------------------------------------------    ------     ------     ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                         1,680       (915)    (1,917)     1,447      4,169
==============================================    ======     ======     ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES          1,998       (780)    (1,784)     2,303      3,630
==============================================    ======     ======     ======     ======     ======

(1)Fund commenced operations on February 1, 2000.
(2)Fund commenced operations on February 28, 2001.


(58     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                           INVESTMENT SECURITIES
                                                          ----------------------
                                                          PURCHASES       SALES
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                 $ 6,975       $ 1,555
     California Intermediate Tax Free Fund                   2,022         2,159
     California Tax Free Fund                               14,875            20
     Colorado Intermediate Tax Free Fund                     8,638        10,500
     Colorado Tax Free Fund                                 11,134         2,071
     Intermediate Tax Free Fund                             21,251        67,445
     Minnesota Intermediate Tax Free Fund                   13,928        18,846
     Minnesota Tax Free Fund                                23,885        15,240
     Nebraska Tax Free Fund                                 21,745            --
     Oregon Intermediate Tax Free Fund                      10,385        17,990
     Tax Free Fund                                          30,752        15,054
     ---------------------------------------------------------------------------

     At March 31, 2001, the total cost of securities for Federal income tax purposes was the same as amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2001, is as follows (000):

                                     AGGREGATE GROSS   AGGREGATE GROSS
                                        APPRECIATION      DEPRECIATION       NET
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                   $   960            $   --   $   960
     California Intermediate Tax Free Fund     2,418                --     2,418
     California Tax Free Fund                  1,308                --     1,308
     Colorado Intermediate Tax Free Fund       3,144                74     3,070
     Colorado Tax Free Fund                    1,097                14     1,083
     Intermediate Tax Free Fund               14,659             1,742    12,917
     Minnesota Intermediate Tax
      Free Fund                               11,001               663    10,338
     Minnesota Tax Free Fund                   6,772             1,055     5,717
     Nebraska Tax Free Fund                      132                13       119
     Oregon Intermediate Tax Free Fund         6,435                45     6,390
     Tax Free Fund                             5,193               663     4,530
     ---------------------------------------------------------------------------


6 >  CONCENTRATION OF CREDIT RISK

     The Arizona Tax Free Fund, California Intermediate Tax Free, California Tax Free, Colorado Intermediate Tax Free, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Nebraska Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     The rating of long-term securities as a percentage of total value of investments at March 31, 2001, is as follows:

     STANDARD &                   CALIFORNIA                      COLORADO
     POOR'S/         ARIZONA    INTERMEDIATE    CALIFORNIA    INTERMEDIATE     COLORADO
     MOODY'S        TAX FREE        TAX FREE      TAX FREE        TAX FREE     TAX FREE
     RATINGS:           FUND            FUND          FUND            FUND         FUND
     ----------------------------------------------------------------------------------
     AAA/Aaa              57%             61%           49%             55%          56%
     AA/Aa                22              16            22              13           18
     A/A                   6              10             7              14            6
     BBB/Baa               3              12            10               7           16
     D                    --              --            --              --           --
     NR                   12               1            12              11            4
                -----------------------------------------------------------------------
                         100%            100%          100%            100%         100%
     ----------------------------------------------------------------------------------

     STANDARD &                  MINNESOTA                             OREGON
     POOR'S/    INTERMEDIATE  INTERMEDIATE  MINNESOTA  NEBRASKA  INTERMEDIATE
     MOODY'S        TAX FREE      TAX FREE   TAX FREE  TAX FREE      TAX FREE  TAX FREE
     RATINGS:           FUND          FUND       FUND      FUND          FUND      FUND
     ----------------------------------------------------------------------------------
     AAA/Aaa              55%           63%        31%       43%           50%       38%
     AA/Aa                20            23         25        17            38        10
     A/A                  14             3         17        13             9        15
     BBB/Baa               5             4          5        --             1        12
     D                    --            --          1        --            --        --
     NR                    6             7         21        27             2        25
                -----------------------------------------------------------------------
                         100%          100%       100%      100%          100%      100%
     ----------------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


7 >  PARENT COMPANY ACQUISITION

     On October 4, 2000, U.S. Bancorp, the parent company of the Funds' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On February 27, 2001, this acquisition became effective. The new company is called U.S. Bancorp.


                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001        59)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Investment Funds, Inc.



             MR. ROBERT DAYTON
             Director of First American Investment Funds, Inc.
             Chief Executive Officer of Okabena Company


             MR. ROGER GIBSON
             Director of First American Investment Funds, Inc.
             Vice President of North America-Mountain Region for United Airlines


             MR. ANDREW HUNTER III
             Director of First American Investment Funds, Inc.
             Chairman of Hunter Keith Industries


             MR. LEONARD KEDROWSKI
             Director of First American Investment Funds, Inc.
             Owner and President of Executive Management Consulting, Inc.


             MR. JOHN MURPHY JR.
             Director of First American Investment Funds, Inc.
             Executive Vice President, U.S. Bancorp


             MR. ROBERT SPIES
             Director of First American Investment Funds, Inc.
             Retired Vice President, U.S. Bank National Association


             MR. JOSEPH STRAUSS
             Director of First American Investment Funds, Inc.
             Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


             MS. VIRGINIA STRINGER
             Chairperson of First American Investment Funds, Inc.
             Owner and President of Strategic Management Resources, Inc.

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       DIRECT FUND CORRESPONDENCE TO:

       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

       For a prospectus containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call Investor Services at 800-637-2548, or visit us on the web at www.firstamericanfunds.com. Please read the prospectus carefully before you invest or send money.


       INVESTMENT ADVISOR
           U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
           601 Second Avenue South
           Minneapolis, Minnesota 55402
           (On May 2, 2001, First American Asset Management, a division of U.S. Bank National Association, which had served as advisor to the First American Funds, was consolidated into U.S. Bancorp Piper Jaffray Asset Management, Inc.)

       ADMINISTRATOR
           U.S. BANK NATIONAL ASSOCIATION
           601 Second Avenue South
           Minneapolis, MN 55402

       CUSTODIAN
           U.S. BANK NATIONAL ASSOCIATION
           180 East Fifth Street
           St. Paul, Minnesota 55101

       DISTRIBUTOR
           SEI INVESTMENTS DISTRIBUTION CO.
           1 Freedom Valley Drive, Oaks, Pennsylvania 19456
           SEI IS NOT AN AFFILIATE OF U.S. BANK

       INDEPENDENT AUDITORS
           ERNST & YOUNG LLP
           1400 Pillsbury Center, 200 South Sixth Street
           Minneapolis, Minnesota 55402

       COUNSEL
           DORSEY & WHITNEY LLP
           220 South Sixth Street
           Minneapolis, Minnesota 55402




--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                               Prsrt. Std.
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                           Permit No. 26388
                                                                    Mpls, MN

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-637-2548.

2027-01  5/2001
T/FSAR